UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z : FMNHX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	3.36%	3.75%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.10%	3.51%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	2.71%	3.48%
Bloomberg Municipal Bond Index	1.05%	3.89%
A   From May 25, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.5
General Obligations	16.7
Resource Recovery	12.0
Industrial Development	11.8
Transportation	8.5
Health Care	6.8
Housing	6.7
Electric Utilities	6.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.6
AA - 19.9
A - 38.5
BBB - 18.8
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
California	9.6
Florida	8.9
Pennsylvania	6.8
Illinois	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914357.100    7367-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class A : FMNFX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	1.57%	2.54%
Class A (without 1.50% sales charge)	3.11%	3.51%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.10%	3.51%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	2.71%	3.48%
Bloomberg Municipal Bond Index	1.05%	3.89%
A   From May 25, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.5
General Obligations	16.7
Resource Recovery	12.0
Industrial Development	11.8
Transportation	8.5
Health Care	6.8
Housing	6.7
Electric Utilities	6.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.6
AA - 19.9
A - 38.5
BBB - 18.8
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
California	9.6
Florida	8.9
Pennsylvania	6.8
Illinois	6.0

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914355.100    7365-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Conservative Income Municipal Bond Fund Fidelity Flex® Conservative Income Municipal Bond Fund : FUEMX

This annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 12, 2017 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Conservative Income Municipal Bond Fund	3.53%	1.95%	1.94%
Fidelity Flex Conservative Income Municipal Bond Composite Index℠	3.10%	1.58%	1.58%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	2.71%	1.39%	1.49%
Bloomberg Municipal Bond Index	1.05%	0.99%	1.94%
A   From October 12, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$202,487,816
Number of Holdings	359
Total Advisory Fee	$0
Portfolio Turnover	67%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	22.0
General Obligations	16.9
Resource Recovery	10.8
Industrial Development	10.7
Housing	8.8
Health Care	7.3
Transportation	6.7
Electric Utilities	6.6
Others(Individually Less Than 5%)	10.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 13.5
AA - 20.8
A - 35.9
BBB - 18.7
Not Rated - 8.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	16.1
Florida	8.1
Pennsylvania	7.5
California	7.2
New York	6.2

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914369.100    3042-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class I : FROGX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.51%
What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	1.58%	0.95%	2.27%
Bloomberg 3+ Year Municipal Bond Index	0.88%	0.95%	2.27%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.19%
A   From March 1, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	23.0
Health Care	16.0
Special Tax	10.8
Education	9.9
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 33.8
A - 41.6
BBB - 9.5
BB - 1.6
B - 0.6
CCC,CC,C - 0.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.6
New York	9.3
Pennsylvania	7.1
New Jersey	7.0
Texas	5.1

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914139.100    3071-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Municipal Income Fund Fidelity Flex® Municipal Income Fund : FUENX

This annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. For the same reason, an overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the New York Transitional Finance Authority Future Tax Secured Revenue, also aided the relative return.
•Pricing factors meaningfully boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund had more interest-rate sensitivity than the index, as measured by its longer duration, which modestly detracted from the relative result as municipal bond yields moved higher.
•Exposure to municipal private activity bonds issued for a wood pellet company to fund a project in Mississippi also detracted, as the company declared Chapter 11 bankruptcy.
•An overweight to bonds issued for the state of Connecticut hurt as well.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 12, 2017 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Municipal Income Fund	2.31%	1.26%	2.20%
Bloomberg Municipal Bond Index	1.05%	0.99%	1.94%
A   From October 12, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$877,047,080
Number of Holdings	1,145
Total Advisory Fee	$0
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	25.0
Transportation	19.1
Education	10.8
Health Care	10.1
Special Tax	10.1
Housing	7.0
Others(Individually Less Than 5%)	17.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 35.6
A - 33.6
BBB - 10.1
BB - 0.7
B - 0.2
CCC,CC,C - 0.1
Not Rated - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	9.9
New York	9.1
Pennsylvania	6.0
New Jersey	5.7
California	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914370.100    3043-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class C : FKISX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.50%
What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	-0.33%	-0.02%	1.29%
Class C	0.66%	-0.02%	1.29%
Bloomberg 3+ Year Municipal Bond Index	0.88%	0.95%	2.27%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.19%
A   From March 1, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	23.0
Health Care	16.0
Special Tax	10.8
Education	9.9
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 33.8
A - 41.6
BBB - 9.5
BB - 1.6
B - 0.6
CCC,CC,C - 0.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.6
New York	9.3
Pennsylvania	7.1
New Jersey	7.0
Texas	5.1

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914137.100    3069-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class Z : FIWAX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.38%	1.09%	1.72%
Bloomberg 1-6 Year Municipal Bond Index	1.86%	1.08%	1.69%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.24%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	21.4
Health Care	16.0
Electric Utilities	7.2
Special Tax	6.5
Housing	5.9
Education	5.3
Others(Individually Less Than 5%)	6.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 41.8
A - 37.2
BBB - 5.6
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
New York	10.9
Illinois	7.4
California	4.5
Georgia	4.4

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914214.100    3284-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity® Limited Term Municipal Income Fund : FSTFX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Municipal Income Fund	2.33%	1.04%	1.37%
Bloomberg 1-6 Year Municipal Bond Index	1.86%	1.08%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	21.4
Health Care	16.0
Electric Utilities	7.2
Special Tax	6.5
Housing	5.9
Education	5.3
Others(Individually Less Than 5%)	6.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 41.8
A - 37.2
BBB - 5.6
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
New York	10.9
Illinois	7.4
California	4.5
Georgia	4.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914215.100    404-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Minnesota Municipal Income Fund Fidelity® Minnesota Municipal Income Fund : FIMIX

This annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 48	0.47%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the state-specific index, the Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index, for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, overweights in the health care and housing sectors aided the relative result, given that each outpaced the state index.
•An underweight in high-quality sectors general obligation sectors, including securities backed by the state, also added value.
•In contrast, an overweight in higher education bonds detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Minnesota Municipal Income Fund	1.20%	0.72%	1.87%
Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index	0.55%	0.76%	1.93%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$530,559,746
Number of Holdings	350
Total Advisory Fee	$2,352,143
Portfolio Turnover	26%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.6
Health Care	28.4
Housing	11.0
Education	10.9
Transportation	5.1
Others(Individually Less Than 5%)	7.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 14.3
AA - 44.4
A - 26.5
BBB - 11.5
BB - 0.5
Not Rated - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914177.100    82-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class M : FLUVX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.75%
What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-2.64%	-0.09%	1.46%
Class M (without 4.00% sales charge)	1.42%	0.73%	2.06%
Bloomberg 3+ Year Municipal Bond Index	0.88%	0.95%	2.27%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.19%
A   From March 1, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	23.0
Health Care	16.0
Special Tax	10.8
Education	9.9
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 33.8
A - 41.6
BBB - 9.5
BB - 1.6
B - 0.6
CCC,CC,C - 0.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.6
New York	9.3
Pennsylvania	7.1
New Jersey	7.0
Texas	5.1

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914138.100    3070-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class Z : FIWEX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.40%
What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	1.77%	1.08%	2.46%
Bloomberg 3+ Year Municipal Bond Index	0.88%	0.95%	2.32%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.24%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	23.0
Health Care	16.0
Special Tax	10.8
Education	9.9
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 33.8
A - 41.6
BBB - 9.5
BB - 1.6
B - 0.6
CCC,CC,C - 0.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.6
New York	9.3
Pennsylvania	7.1
New Jersey	7.0
Texas	5.1

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914140.100    3287-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund : FMNDX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Conservative Income Municipal Bond Fund	3.30%	1.62%	1.35%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.10%	1.58%	1.31%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	2.71%	1.39%	1.30%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.5
General Obligations	16.7
Resource Recovery	12.0
Industrial Development	11.8
Transportation	8.5
Health Care	6.8
Housing	6.7
Electric Utilities	6.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.6
AA - 19.9
A - 38.5
BBB - 18.8
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
California	9.6
Florida	8.9
Pennsylvania	6.8
Illinois	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914354.100    2579-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class A : FHUGX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.76%
What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-2.73%	-0.12%	1.41%
Class A (without 4.00% sales charge)	1.32%	0.70%	2.02%
Bloomberg 3+ Year Municipal Bond Index	0.88%	0.95%	2.27%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.19%
A   From March 1, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	23.0
Health Care	16.0
Special Tax	10.8
Education	9.9
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 33.8
A - 41.6
BBB - 9.5
BB - 1.6
B - 0.6
CCC,CC,C - 0.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.6
New York	9.3
Pennsylvania	7.1
New Jersey	7.0
Texas	5.1

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914136.100    3068-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Income Fund : FPXTX

This annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 47	0.47%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Pennsylvania Enhanced Municipal Bond Index for the fiscal year.
•This included an overweight in lower-rated investment-grade municipal securities - primarily health care and higher education credits - that outperformed as credit spreads tightened.
•General obligation bonds and securities issued by the Puerto Rico Commonwealth Aqueducts and Sewers Authority also benefited from spread tightening, lifting the fund's performance as well.
•An underweight in high-quality Pennsylvania Turnpike Commission bonds also aided the relative return.
•Pricing factors boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund had more interest-rate sensitivity (as measured by its slightly longer duration) than the index, which modestly hurt performance as bond yields rose.
•Exposure to bonds from Pittsburgh Technical College, which declared bankruptcy, and Butler Health, a health care system that was hurt by deteriorating cash flows, also detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Pennsylvania Municipal Income Fund	1.82%	0.87%	2.17%
Bloomberg Pennsylvania Enhanced Municipal Bond Index	1.30%	1.06%	2.44%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$390,533,747
Number of Holdings	209
Total Advisory Fee	$1,685,340
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	23.6
Education	17.6
Transportation	17.0
General Obligations	10.7
Water & Sewer	9.3
Housing	7.5
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AA - 28.9
A - 50.8
BBB - 4.2
BB - 2.7
B - 2.6
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 6.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual expense cap was removed during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914209.100    402-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class I : FMNGX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	3.30%	3.70%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.10%	3.51%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	2.71%	3.48%
Bloomberg Municipal Bond Index	1.05%	3.89%
A   From May 25, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.5
General Obligations	16.7
Resource Recovery	12.0
Industrial Development	11.8
Transportation	8.5
Health Care	6.8
Housing	6.7
Electric Utilities	6.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.6
AA - 19.9
A - 38.5
BBB - 18.8
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
California	9.6
Florida	8.9
Pennsylvania	6.8
Illinois	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914356.100    7366-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Income Fund : FMHTX

This annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the state-specific index, the Bloomberg Michigan Enhanced Municipal Bond Index, for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, overweights in the health care and higher education sectors aided the relative result, given that these lower-quality sectors outpaced the state index.
•Underweights in high-quality sectors, particularly general obligation bonds and water & sewer securities, also added value.
•In contrast, overweights in airport and transportation bonds detracted from the relative result.
•An overweight in tobacco bonds, which lagged the state index partly due to their heightened interest-rate sensitivity, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Michigan Municipal Income Fund	1.95%	0.93%	2.15%
Bloomberg Michigan Enhanced Municipal Bond Index	1.24%	1.04%	2.40%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$463,034,140
Number of Holdings	283
Total Advisory Fee	$1,978,776
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	25.9
Health Care	20.3
Transportation	14.2
Education	11.4
Housing	9.6
Electric Utilities	5.1
Others(Individually Less Than 5%)	13.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.7
AA - 42.6
A - 34.0
BBB - 7.9
BB - 1.7
Not Rated - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914176.100    81-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Income Fund : FOHFX

This annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Ohio Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality investment-grade municipal securities - primarily health care and higher education credits - that outperformed as credit spreads tightened. For the same reason, an overweight in bonds from the Puerto Rico Commonwealth Aqueducts and Sewers Authority added value.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also helped.
•Pricing factors boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, an overweight in lower-coupon tobacco bonds and lower-coupon health care securities that trailed the index due partly to their heightened interest-rate sensitivity, detracted from relative performance.
•The fund had a modestly longer duration (more interest-rate sensitivity) than the index, which also detracted as certain market rates shifted higher over the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Ohio Municipal Income Fund	1.98%	0.79%	2.16%
Bloomberg Ohio Enhanced Municipal Linked Index	0.94%	0.84%	2.29%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$485,982,041
Number of Holdings	278
Total Advisory Fee	$2,084,485
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	34.6
Education	17.1
General Obligations	9.7
Special Tax	7.2
Water & Sewer	6.7
Housing	5.0
Others(Individually Less Than 5%)	19.7
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.2
AA - 34.1
A - 26.1
BBB - 16.4
BB - 0.9
Not Rated - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914178.100    88-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class A : FASHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.55%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	-0.73%	0.20%	0.78%
Class A (without 2.75% sales charge)	2.07%	0.76%	1.06%
Bloomberg 1-6 Year Municipal Bond Index	1.86%	1.08%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	21.4
Health Care	16.0
Electric Utilities	7.2
Special Tax	6.5
Housing	5.9
Education	5.3
Others(Individually Less Than 5%)	6.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 41.8
A - 37.2
BBB - 5.6
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
New York	10.9
Illinois	7.4
California	4.5
Georgia	4.4

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914210.100    1272-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class M : FTSHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	0.55%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	-0.73%	0.20%	0.80%
Class M (without 2.75% sales charge)	2.07%	0.76%	1.08%
Bloomberg 1-6 Year Municipal Bond Index	1.86%	1.08%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	21.4
Health Care	16.0
Electric Utilities	7.2
Special Tax	6.5
Housing	5.9
Education	5.3
Others(Individually Less Than 5%)	6.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 41.8
A - 37.2
BBB - 5.6
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
New York	10.9
Illinois	7.4
California	4.5
Georgia	4.4

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914212.100    1275-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Income Fund Fidelity® Municipal Income Fund : FHIGX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 44	0.44%
What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Municipal Income Fund	1.65%	1.03%	2.41%
Bloomberg 3+ Year Municipal Bond Index	0.88%	0.95%	2.38%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	23.0
Health Care	16.0
Special Tax	10.8
Education	9.9
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 33.8
A - 41.6
BBB - 9.5
BB - 1.6
B - 0.6
CCC,CC,C - 0.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.6
New York	9.3
Pennsylvania	7.1
New Jersey	7.0
Texas	5.1

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914141.100    37-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class C : FCSHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 128	1.27%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.34%	0.03%	0.47%
Class C	1.34%	0.03%	0.47%
Bloomberg 1-6 Year Municipal Bond Index	1.86%	1.08%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	21.4
Health Care	16.0
Electric Utilities	7.2
Special Tax	6.5
Housing	5.9
Education	5.3
Others(Individually Less Than 5%)	6.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 41.8
A - 37.2
BBB - 5.6
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
New York	10.9
Illinois	7.4
California	4.5
Georgia	4.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914211.100    1274-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class I : FISHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.33%	1.04%	1.33%
Bloomberg 1-6 Year Municipal Bond Index	1.86%	1.08%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	21.4
Health Care	16.0
Electric Utilities	7.2
Special Tax	6.5
Housing	5.9
Education	5.3
Others(Individually Less Than 5%)	6.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.6
AA - 41.8
A - 37.2
BBB - 5.6
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
New York	10.9
Illinois	7.4
California	4.5
Georgia	4.4

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Expense reductions
  Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914213.100    1276-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Municipal Bond Fund, Fidelity Flex Conservative Income Municipal Bond Fund, Fidelity Flex Municipal Income Fund, Fidelity Limited Term Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund and Fidelity Pennsylvania Municipal Income Fund (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$48,100	$3,900	$5,500	$1,700
Fidelity Flex Conservative Income Municipal Bond Fund	$47,300	$3,900	$5,500	$1,700
Fidelity Flex Municipal Income Fund	$47,300	$3,900	$5,500	$1,700
Fidelity Limited Term Municipal Income Fund	$53,300	$4,300	$5,500	$1,900
Fidelity Michigan Municipal Income Fund	$43,300	$3,600	$5,500	$1,600
Fidelity Minnesota Municipal Income Fund	$43,300	$3,600	$5,500	$1,600
Fidelity Municipal Income Fund	$54,600	$4,400	$5,600	$1,900
Fidelity Ohio Municipal Income Fund	$43,300	$3,600	$5,500	$1,600
Fidelity Pennsylvania Municipal Income Fund	$43,300	$3,600	$5,500	$1,600

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$47,600	$3,800	$5,500	$1,600
Fidelity Flex Conservative Income Municipal Bond Fund	$47,400	$3,900	$5,500	$1,600
Fidelity Flex Municipal Income Fund	$47,400	$3,900	$5,500	$1,600
Fidelity Limited Term Municipal Income Fund	$53,500	$4,400	$5,500	$1,800
Fidelity Michigan Municipal Income Fund	$43,400	$3,600	$5,500	$1,500
Fidelity Minnesota Municipal Income Fund	$43,400	$3,600	$5,500	$1,500
Fidelity Municipal Income Fund	$54,800	$4,400	$5,600	$1,900
Fidelity Ohio Municipal Income Fund	$43,400	$3,600	$5,500	$1,500
Fidelity Pennsylvania Municipal Income Fund	$43,400	$3,600	$5,500	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,390,800	$14,435,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Income Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 96.3%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,538,933
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,827,632
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,590,620
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	6,120,560
		11,077,745
General Obligations - 2.1%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	8,020,000	8,308,419
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	6,900,000	7,353,986
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,475,257
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,116,117
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	967,399
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	23,655,000	23,530,788
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	17,760,000	18,684,493
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	32,675,000	34,735,787
		96,172,246
Health Care - 0.0%
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	4,140,000	1,531,800
TOTAL ALABAMA		108,781,791
Arizona - 1.8%
Education - 0.2%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	910,000	500,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	910,000	500,500
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	2,400,000	2,475,221
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	1,009,779
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,128,434
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,327,721
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	2,000,000	1,980,133
		8,922,288
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,434,244
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,507,075
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,513,938
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,894,805
		13,915,818
Health Care - 0.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (b)(e)	2,485,000	2,424,193
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,410,900
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,371,890
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2032	1,250,000	1,384,357
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	231,157
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	268,514
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,825,516
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,834,959
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	2,140,000	1,915,883
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	5,260,000	4,294,320
		20,961,689
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	2,674,563	2,533,473
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(g)	4,580,000	4,669,460
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,167,389
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,229,394
		5,396,783
Transportation - 0.5%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,100,000	6,281,665
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,163,009
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (g)	1,450,000	1,481,240
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (g)	1,075,000	1,096,813
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (g)	910,000	933,241
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	3,012,558
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,425,038
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,139,304
		20,532,868
TOTAL ARIZONA		83,366,623
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	394,008
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	168,602
		562,610
TOTAL ARKANSAS		562,610
California - 4.3%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,485,343
University CA Revs 3% 5/15/2051	6,765,000	5,382,352
		12,867,695
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (g)	90,000	98,599
General Obligations - 1.6%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	3,250,000	2,891,230
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	6,905,000	7,317,644
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,534,325
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,822,836
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (h)	1,520,000	1,210,863
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured) (h)	4,100,000	3,601,458
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured) (h)	4,140,000	3,380,819
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	156,269
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (h)	3,745,000	3,200,989
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,681,134
Mt Diablo CA Unified Sch Dist 4% 8/1/2030	465,000	493,390
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	4,885,000	3,790,995
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	6,455,000	4,084,421
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	6,890,000	4,173,826
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	19,705,000	11,381,199
Poway CA Unified Sch Dist 0% 8/1/2046 (h)	950,000	365,744
Poway CA Unified Sch Dist 0% 8/1/2051 (h)	1,950,000	589,460
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	2,980,000	2,161,200
San Diego CA Uni Sch Dist 0% 7/1/2047 (i)	7,205,000	5,722,261
San Marcos Unified School District 0% 8/1/2047 (h)	17,635,000	6,652,322
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (h)	4,495,000	4,267,051
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,197
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,019
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,009
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,734,386
		75,379,047
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	703,088	597,625
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,992,944	2,851,010
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,861,088	9,061,267
		11,912,277
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,390,000	1,240,091
Special Tax - 0.2%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	1,050,000	1,060,555
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	2,185,000	2,204,039
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	985,000	993,142
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (h)	4,140,000	3,867,600
		8,125,336
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	69,825,000	7,385,725
Transportation - 1.7%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (h)	3,145,000	859,204
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (g)	2,000,000	2,142,742
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (g)	1,000,000	1,081,579
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (g)	1,610,000	1,728,230
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (g)	2,900,000	2,998,485
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2026 (g)	1,350,000	1,382,365
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (g)	10,000,000	10,348,066
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (g)	7,000,000	7,206,734
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (g)	6,395,000	6,604,340
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (g)	8,530,000	8,907,906
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (g)	5,710,000	6,029,243
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	17,310,000	18,506,265
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (g)	1,000,000	1,021,250
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (g)	4,940,000	5,339,406
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (g)	4,140,000	4,408,792
		78,564,607
Water & Sewer - 0.0%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,438,181
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,765,854
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,099,788
		4,303,823
TOTAL CALIFORNIA		200,474,825
Colorado - 2.1%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	4,254,221
Electric Utilities - 0.1%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,114,950
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	2,600,000	2,627,733
		4,742,683
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority 4% 9/1/2035 (Pre-refunded to 9/1/2026 at 100)	1,365,000	1,383,211
Colorado Health Facilities Authority 4% 9/1/2036 (Pre-refunded to 9/1/2026 at 100)	1,075,000	1,089,342
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	1,525,000	1,619,002
		4,091,555
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,862,658
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	4,100,612
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,110,000	3,190,338
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	15,619,334
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,048,510
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	6,145,000	6,309,971
		33,131,423
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	650,000	654,041
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,049,879
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (g)	2,855,000	2,934,610
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (g)	2,440,000	2,537,518
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (g)	4,245,000	4,593,201
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (g)	4,140,000	4,265,324
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (g)	8,280,000	8,513,211
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (g)	1,185,000	1,279,530
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (g)	10,000,000	10,703,077
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (g)	12,500,000	13,888,396
		48,714,867
Water & Sewer - 0.0%
Elbert County Independence Water & Sanitation District Series 2024, 5.125% 12/1/2033	500,000	486,970
TOTAL COLORADO		97,125,639
Connecticut - 2.6%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,298,921
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	425,632
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	301,986
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	544,281
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	341,984
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	424,108
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,088,612
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	851,229
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,433,411
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,021,654
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,547,921
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	630,328
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	906,159
		12,816,226
General Obligations - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,380,807
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,900,591
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,643,246
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,515,028
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,343,480
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	1,895,000	1,906,860
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	8,385,000	8,684,613
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,017,442
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,204,542
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	927,762
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,298,552
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,543,676
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	826,199
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	508,410
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,750,089
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	885,000	918,471
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	1,115,000	1,205,426
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	2,780,000	3,048,716
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	1,370,000	1,548,144
		39,172,054
Health Care - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (d)(f)	3,930,000	2,554,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(f)	285,000	185,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (f)	1,800,000	1,671,530
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (f)	1,525,000	1,462,604
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2037	2,500,000	2,521,481
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,120,000	1,120,295
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,125,798
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,722,773
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2035	3,905,000	3,841,935
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2036	4,000,000	4,001,813
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,726,321
		29,934,300
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,250,000	1,217,826
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,235,615
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	9,975,000	11,339,539
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,835,194
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	5,155,557
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (f)	3,085,000	3,127,980
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (f)	4,865,000	4,890,359
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (f)	1,390,000	1,334,549
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	900,000	942,457
		38,861,250
TOTAL CONNECTICUT		122,001,656
District Of Columbia - 1.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	10,222,111
Transportation - 1.0%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (g)	3,125,000	3,244,579
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (g)	1,560,000	1,636,774
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (g)	1,200,000	1,234,316
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (g)	1,855,000	1,906,118
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (g)	910,000	933,883
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (g)	2,070,000	2,115,294
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,150,000	7,299,609
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2035	2,115,000	2,234,979
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2037	2,125,000	2,236,595
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,000,000	7,264,916
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,355,000	4,765,533
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	7,220,103
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	3,600,000	2,633,339
		44,726,038
TOTAL DISTRICT OF COLUMBIA		54,948,149
Florida - 5.0%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,076,192
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,828,410
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,215,570
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,767,812
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	905,000	937,033
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,705,000	1,752,913
		13,577,930
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,810,000	1,854,633
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,975,000	2,022,016
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	830,000	839,651
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	1,490,000	1,506,444
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	492,155
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	660,043
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,140,182
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,702,804
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,443,702
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,578,192
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,560,727
		22,800,549
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2029 (Pre-refunded to 10/1/2027 at 100) (g)	2,485,000	2,576,505
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (g)	2,665,000	2,763,134
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (g)	830,000	857,124
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (g)	555,000	560,226
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (Escrowed to Maturity) (g)	1,270,000	1,316,765
		8,073,754
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	830,000	837,419
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	555,000	568,423
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,857,603
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard Cnty FL Sch Dist Proj.) Series C, 5% 7/1/2028	1,445,000	1,457,630
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	1,705,000	1,718,809
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,133,910
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2029	3,375,000	3,392,630
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	830,000	846,792
		11,813,216
Health Care - 0.7%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,561,520
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,341,012
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	5,695,000	5,553,053
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	9,880,000	9,183,887
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	2,070,000	2,085,048
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,947,159
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,292,848
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	1,930,000	2,001,881
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,666,628
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	2,730,000	2,786,973
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	892,286
		33,312,295
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	2,050,000	2,077,963
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	465,000	472,003
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	814,655
		1,286,658
Transportation - 2.8%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (g)	2,485,000	2,506,012
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (g)	2,900,000	2,921,779
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (g)	2,485,000	2,502,596
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (g)	2,320,000	2,335,753
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (g)	205,000	207,230
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (g)	930,000	954,759
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (g)	830,000	860,658
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (g)	2,200,000	2,268,138
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (g)	610,000	627,899
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (g)	2,900,000	2,979,916
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (g)	1,080,000	1,108,345
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (g)	1,055,000	1,080,487
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (g)	1,240,000	1,268,750
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (g)	1,655,000	1,691,270
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (g)	1,865,000	1,903,161
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (g)	3,520,000	3,565,707
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (g)	11,675,000	12,073,542
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (g)	1,250,000	1,267,278
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,255,206
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,202,350
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,251,323
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,612,716
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,784,453
Greater Orlando Aviation Auth 5% 10/1/2034 (g)	4,965,000	5,094,044
Greater Orlando Aviation Auth 5% 10/1/2037 (g)	5,175,000	5,287,631
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (g)	1,405,000	1,443,369
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (g)	830,000	861,760
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (g)	275,000	278,072
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (g)	385,000	399,732
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (g)	1,310,000	1,319,952
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	1,200,000	1,227,118
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (g)	1,100,000	1,106,820
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	1,450,000	1,481,774
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (g)	11,860,000	12,032,410
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (g)	4,895,000	5,295,098
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2036 (g)	5,100,000	5,471,692
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	830,000	830,998
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,625,217
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,076,207
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (g)	830,000	848,410
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (g)	860,000	876,510
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (g)	1,530,000	1,559,064
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (g)	1,075,000	1,094,904
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (g)	1,655,000	1,684,532
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (g)	3,555,000	3,615,426
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (g)	3,730,000	3,789,634
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (g)	3,930,000	3,989,033
		126,518,735
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,664,427
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,109,566
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,952,858
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,385,533
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	712,539
		11,824,923
TOTAL FLORIDA		231,286,023
Georgia - 3.8%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,467,016
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,043,233
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	843,373
		3,353,622
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	4,320,000	2,846,728
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,734,744
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,215,404
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	991,511
		8,788,387
General Obligations - 2.8%
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,819,932
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	23,425,000	23,529,000
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	25,000,000	25,177,558
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	23,910,000	25,206,357
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	35,455,000	37,176,838
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	3,490,000	3,706,558
		122,616,243
Health Care - 0.7%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,900,000	7,277,038
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	10,579,975
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,636,850
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	2,275,000	2,273,773
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,403,380
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	4,500,000	4,504,236
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,160,000	5,957,304
		33,632,556
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,184,819
Transportation - 0.1%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (g)	3,230,000	3,431,964
Atlanta GA Arpt Rev 5% 7/1/2025 (g)	1,870,000	1,882,104
		5,314,068
TOTAL GEORGIA		175,889,695
Hawaii - 0.4%
Transportation - 0.4%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (g)	1,055,000	1,098,697
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (g)	1,240,000	1,290,813
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (g)	1,215,000	1,263,882
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (g)	1,240,000	1,285,450
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (g)	1,265,000	1,309,393
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (g)	9,480,000	9,883,173
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (g)	750,000	745,608
		16,877,016
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035 (j)	2,575,000	2,925,819
TOTAL HAWAII		19,802,835
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	340,000	340,450
Illinois - 13.6%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,124,974
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	784,143
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,043,896
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	832,852
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	852,145
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	852,266
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	526,330
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	829,610
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	982,890
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	736,033
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	833,491
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	1,400,000	1,422,725
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,352,089
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,058,518
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,370,637
University of Illinois Series 2018A, 5% 4/1/2030	3,425,000	3,614,394
		18,216,993
Electric Utilities - 0.0%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,370,000	3,391,669
Escrowed/Pre-Refunded - 0.1%
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	590,000	606,879
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2035 (Pre-refunded to 8/15/2026 at 100)	420,000	431,324
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2036 (Pre-refunded to 8/15/2026 at 100)	1,685,000	1,730,429
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2031 (Pre-refunded to 8/15/2026 at 100)	495,000	510,281
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,462
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	635,000	644,768
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (h)	745,000	702,541
		4,656,684
General Obligations - 5.2%
Chicago IL Brd Ed 5% 12/1/2025	2,725,000	2,739,828
Chicago IL Brd Ed 5% 12/1/2026	800,000	810,855
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,133,442
Chicago IL Brd Ed 6.5% 12/1/2046	660,000	677,597
Chicago IL Brd Ed 7% 12/1/2046 (f)	2,320,000	2,459,767
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,256,988
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	830,000	834,516
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	841,262
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,020,564
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,687,301
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	966,176
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,154,433
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	838,836
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	2,988,465
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,662,036
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,053,928
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,325,449
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,612,621
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,968,607
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,727,815
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	7,133,374
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	430,000	440,208
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,315,245
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,739,678
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	3,760,000	3,941,749
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,621,385
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,551,405
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,394,967
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,116,475
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2030	4,140,000	4,267,692
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,252,975
Illinois St Gen. Oblig. 5% 2/1/2027	3,275,000	3,384,410
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	230,000	243,631
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,886,882
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	4,929,234
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,324,576
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,550,198
Illinois St Gen. Oblig. Series APRIL 2014, 5% 4/1/2028	1,895,000	1,896,045
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	995,000	1,016,869
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	2,985,287
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,624,466
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,387,393
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,842,736
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,811,367
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,849,803
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,927,849
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,180,588
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	12,024,675
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,759,207
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,834,580
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,899,434
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,687,940
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	341,813
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,130,223
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,496,724
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,458,797
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	3,028,306
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,133,987
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,452,777
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	6,019,810
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	733,367
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,328,635
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,452,620
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (h)	4,350,000	4,072,662
		238,232,530
Health Care - 3.2%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032	950,000	940,161
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	1,215,000	1,196,883
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2033	225,000	226,571
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	5,160,000	5,068,854
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,290,563
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	12,595,000	13,012,262
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,992,401
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	2,920,000	3,002,837
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	1,650,000	1,690,900
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,446,097
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	848,294
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	24,268,880
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	34,525,000	34,934,757
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2035	1,985,000	1,994,856
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,057,760
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,381,736
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	1,160,000	1,160,903
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	735,000	692,870
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	20,090,000	19,305,741
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,030,837
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	7,073,351
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	4,008,675
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	8,311,314
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,664,366
		146,601,869
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	664,382
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,832,203	5,085,672
		5,750,054
Special Tax - 2.7%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,363,921
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,366,973
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,166,067
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,472,895
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,639,714
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,148,987
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	3,880,983
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	1,005,738
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	13,280,000	8,335,288
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	10,845,000	2,998,228
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	1,690,000	1,133,217
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	2,645,000	1,697,224
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (h)	41,985,000	18,795,438
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (h)	8,205,000	3,468,295
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (h)	25,250,000	10,133,151
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (h)	2,890,000	1,101,174
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (h)	3,000,000	1,084,398
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	6,975,688
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	509,971
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,794,994
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	830,000	842,124
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,840,262
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	308,376
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	582,578
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	341,387
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	8,060,292
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	23,284,530
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,824,709
		125,156,602
Transportation - 1.7%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (g)	1,655,000	1,670,383
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	1,305,000	1,304,484
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	1,655,000	1,669,239
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	2,235,000	2,253,219
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (g)	2,475,000	2,533,064
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (g)	2,070,000	2,117,831
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	509,648
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	2,925,000	3,010,958
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	495,000	509,547
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	540,000	555,508
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (g)	2,235,000	2,275,831
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,255,000	2,282,557
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (g)	3,360,000	3,413,369
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	1,740,000	1,784,687
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (g)	2,485,000	2,521,523
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (g)	3,090,000	3,132,125
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	1,655,000	1,676,094
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	1,655,000	1,676,094
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	7,080,000	7,247,825
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (g)	290,000	298,083
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (g)	330,000	339,028
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (g)	3,790,000	3,829,017
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (g)	1,210,000	1,290,998
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (g)	2,625,000	2,871,117
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (g)	1,280,000	1,367,668
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (g)	2,000,000	2,168,579
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (g)	1,700,000	1,828,225
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (g)	1,300,000	1,393,398
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (g)	1,800,000	1,923,549
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (g)	1,615,000	1,721,214
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2046 (g)	1,985,000	1,985,000
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (g)	2,185,000	2,213,425
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (g)	9,030,000	9,045,540
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	255,000	256,643
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	205,000	209,803
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,260,000	1,321,713
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,085,999
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	377,436
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,558,139
		80,228,560
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,878,503
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,371,903
		9,250,406
TOTAL ILLINOIS		631,485,367
Indiana - 1.6%
Education - 0.4%
Purdue University Series DD, 5% 7/1/2034	995,000	1,050,388
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,062,227
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,238,525
Purdue University Series DD, 5% 7/1/2037	1,970,000	2,066,898
Purdue University Series DD, 5% 7/1/2038	2,345,000	2,455,270
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	252,798
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,516,587
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	471,907
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,468,174
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,910,893
		19,493,667
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	1,983,071
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,779,561
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,622,148
		9,384,780
Health Care - 0.8%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	737,948
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2033	1,000,000	1,091,426
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2034	1,550,000	1,694,440
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2035	1,150,000	1,256,150
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	523,893
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,742,247
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	20,960,000	19,475,439
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	1,075,000	1,103,766
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,272,379
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,189,678
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	2,045,000	1,767,870
		33,855,236
Transportation - 0.2%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (g)	830,000	828,062
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (g)	830,000	830,119
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (g)	1,010,000	1,006,760
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (g)	2,300,000	2,285,982
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,336,960
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (g)	875,000	887,141
		11,175,024
TOTAL INDIANA		73,908,707
Iowa - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2026 (g)	1,850,000	1,890,653
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (g)	1,965,000	2,025,972
		3,916,625
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	430,000	414,386
TOTAL IOWA		4,331,011
Kentucky - 1.7%
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,030,000	7,345,177
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,000,000	10,033,743
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	13,375,000	14,398,664
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	851,956
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,766,583
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	1,185,000	1,245,930
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	915,000	961,513
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	1,045,000	1,098,259
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	644,566
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	544,512
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,396,095
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,263,297
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,550,593
		50,100,888
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	2,545,000	2,214,658
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	2,995,000	3,075,405
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,052,721
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,026,846
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,511,692
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	2,300,000	2,394,713
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,695,000	1,739,154
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,030,000	2,157,947
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,760,586
		22,933,722
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,331,547
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,257,776
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,257,358
		3,846,681
TOTAL KENTUCKY		76,881,291
Louisiana - 0.7%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,711,293
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,214,157
		2,925,450
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2037	1,615,000	1,697,896
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	1,260,000	1,323,018
		3,020,914
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,540,000	1,657,600
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2027 (g)	415,000	425,331
New Orleans LA Aviation Board 5% 1/1/2027 (g)	330,000	338,215
New Orleans LA Aviation Board 5% 1/1/2028 (g)	595,000	608,383
New Orleans LA Aviation Board 5% 1/1/2028 (g)	205,000	209,611
New Orleans LA Aviation Board 5% 1/1/2031 (g)	530,000	541,462
New Orleans LA Aviation Board 5% 1/1/2032 (g)	330,000	336,918
New Orleans LA Aviation Board 5% 1/1/2033 (g)	850,000	867,142
New Orleans LA Aviation Board 5% 1/1/2033 (g)	580,000	591,697
New Orleans LA Aviation Board 5% 1/1/2034 (g)	1,020,000	1,039,139
New Orleans LA Aviation Board 5% 1/1/2034 (g)	180,000	183,378
New Orleans LA Aviation Board 5% 1/1/2035 (g)	330,000	335,926
New Orleans LA Aviation Board 5% 1/1/2036 (g)	775,000	788,089
New Orleans LA Aviation Board 5% 1/1/2037 (g)	1,275,000	1,295,398
New Orleans LA Aviation Board Series B, 5% 1/1/2029 (g)	4,295,000	4,295,001
New Orleans LA Aviation Board Series B, 5% 1/1/2031 (g)	2,070,000	2,070,000
		13,925,690
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	11,174,364
TOTAL LOUISIANA		32,704,018
Maine - 0.4%
Education - 0.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	375,000	375,835
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	584,672
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	417,478
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	836,248
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	276,122
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	435,424
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	341,025
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	858,737
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	650,726
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	8,585,000	9,400,442
		14,176,709
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	566,010
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,677,202
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2032	870,000	876,584
Maine St Tpk Auth Tpk Rev 5% 7/1/2038	555,000	557,565
		1,434,149
TOTAL MAINE		17,854,070
Maryland - 1.1%
Education - 0.2%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,194,323
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,320,636
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,458,069
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	2,555,000	2,603,180
		9,576,208
General Obligations - 0.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,300,526
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,770,753
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,164,071
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,131,314
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,248,325
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,395,561
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,611,160
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,444,192
		29,065,902
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,801,821
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,296,864
		6,098,685
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,900,000	1,901,297
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,000,000	1,018,500
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,244,278
		2,262,778
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,076,094
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,708,408
		2,784,502
TOTAL MARYLAND		51,689,372
Maryland,Virginia - 0.3%
Special Tax - 0.3%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,631,835
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,108,317
		12,740,152
TOTAL MARYLAND,VIRGINIA		12,740,152
Massachusetts - 3.3%
Education - 1.1%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2037	1,720,000	1,910,507
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	9,569,170
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	8,819,024
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	10,047,223
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (g)	1,000,000	1,027,593
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (g)	1,915,000	1,987,683
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	853,426
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,275,179
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,376,850
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	5,995,000	5,974,019
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,368,245
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,332,402
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,003,514
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	842,954
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	888,241
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	933,198
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,027,848
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,077,055
		51,314,131
General Obligations - 1.1%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	30,000,000	32,843,554
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	4,175,000	4,331,963
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,670,000	5,945,682
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,412,431
		48,533,630
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	744,559
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	4,140,000	4,115,343
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,662,365
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,408,104
		9,930,371
Special Tax - 0.4%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,480,266
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,767,115
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,390,157
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,496,987
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,900,000	6,156,000
		16,290,525
Transportation - 0.5%
Massachusetts St Port Auth Rev 5% 7/1/2039 (g)	4,480,000	4,702,383
Massachusetts St Port Auth Rev 5% 7/1/2040 (g)	2,835,000	2,965,990
Massachusetts St Port Auth Rev 5% 7/1/2051 (g)	10,000,000	10,280,406
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,779,345
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	914,482
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,324,165
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (g)	2,875,000	3,030,998
		24,997,769
TOTAL MASSACHUSETTS		151,066,426
Michigan - 1.9%
Education - 0.5%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	8,540,000	8,823,692
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	13,450,000	13,792,806
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,165,000	1,227,450
		23,843,948
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,246
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	180,000	182,553
Michigan St Hosp Fin Auth Rev Series 2008C, 5% 12/1/2032 (Pre-refunded to 12/1/2027 at 100)	130,000	137,291
		330,090
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,646,294
Portage MI Pub Schs 5% 11/1/2031	2,090,000	2,135,016
Portage MI Pub Schs 5% 11/1/2036	205,000	208,905
		4,990,215
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,545,573
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	2,145,196
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,945,000	1,984,417
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	2,105,000	2,169,051
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	3,141,325
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,155,459
		12,141,021
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,195,000	1,183,990
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,337,213
		4,521,203
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	2,570,000	2,649,009
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,260,422
Transportation - 0.3%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,025,559
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	995,000	998,890
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,038,278
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (g)	495,000	510,499
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (g)	580,000	597,984
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (g)	660,000	679,871
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (g)	540,000	555,646
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	355,000	365,835
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (g)	3,645,000	3,802,229
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	580,000	601,609
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	540,000	559,269
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (g)	420,000	432,169
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (g)	495,000	507,516
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (g)	540,000	553,114
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (g)	705,000	720,081
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (g)	830,000	840,287
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,238,772
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	322,802
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	327,648
		15,678,058
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	8,725,000	8,995,426
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2035	1,535,000	1,763,516
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	3,972,580
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,313,282
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,729,120
		22,773,924
TOTAL MICHIGAN		89,187,890
Minnesota - 0.9%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	632,103
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,342,412
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (g)	3,800,000	3,982,902
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (g)	4,200,000	4,411,820
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (g)	4,400,000	4,664,592
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	270,000	270,000
		15,303,829
General Obligations - 0.5%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	18,275,000	18,401,587
Health Care - 0.1%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	6,000,000	6,053,360
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2025 (North Memorial Med Center, MN Guaranteed)	660,000	661,770
		6,715,130
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,543,965	1,982,375
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	1,000,000	1,060,917
		3,043,292
TOTAL MINNESOTA		43,463,838
Missouri - 0.6%
Education - 0.1%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	5,575,000	5,774,442
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	598,451
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	897,410
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,766,754
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	827,012
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	828,351
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	1,025,000	1,032,806
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	1,000,000	961,303
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,325,000	3,252,069
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2049	2,665,000	2,594,589
		12,758,745
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	420,000	420,741
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,480,000	2,433,623
		2,854,364
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,552,707
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,864,815
		4,417,522
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,202,152
TOTAL MISSOURI		27,007,225
Montana - 0.0%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	3,131,142
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	260,000	260,724
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series B 1, 4% 12/1/2048 (g)	15,000	14,987
		275,711
TOTAL MONTANA		3,406,853
Nebraska - 0.7%
Education - 0.1%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	839,512
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	588,949
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,314,133
		2,742,594
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,075,965
Escrowed/Pre-Refunded - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (g)	145,000	146,978
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (g)	530,000	545,382
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (Pre-refunded to 12/15/2026 at 100) (g)	375,000	385,883
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (Pre-refunded to 12/15/2026 at 100) (g)	555,000	571,108
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (Pre-refunded to 12/15/2026 at 100) (g)	290,000	298,417
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (Pre-refunded to 12/15/2026 at 100) (g)	295,000	303,562
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (g)	745,000	766,622
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (Pre-refunded to 12/15/2026 at 100) (g)	190,000	195,513
		3,213,465
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	15,135,000	15,913,413
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (g)	1,045,000	1,040,449
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (g)	975,000	968,896
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,050,000	1,040,125
		3,049,470
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (g)	185,000	187,355
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (g)	660,000	677,907
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (g)	455,000	466,638
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (g)	685,000	700,786
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (g)	360,000	367,797
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (g)	365,000	371,986
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (g)	910,000	925,062
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (g)	230,000	233,605
		3,931,136
TOTAL NEBRASKA		30,926,043
Nevada - 0.7%
General Obligations - 0.6%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	3,710,000	3,252,452
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	16,080,917
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	1,070,751
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,629,767
		26,033,887
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	610,000	610,848
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,023,080
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,634,273
		3,657,353
TOTAL NEVADA		30,302,088
New Hampshire - 1.2%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (g)	3,615,000	3,701,057
Health Care - 0.8%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	3,855,000	3,028,514
National Fin Auth NH Rev (Presbyterian Homes, PA Proj.) Series 2023 A, 5.25% 7/1/2048	1,480,000	1,549,205
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	1,590,000	1,572,383
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	939,316
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	891,847
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	885,126
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	3,030,945
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,606,997
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2035	4,635,000	4,827,335
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2036	4,870,000	5,064,205
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	4,290,000	4,453,333
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 4% 7/1/2032	2,295,000	2,231,832
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2025	980,000	980,163
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2027	415,000	415,087
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	2,010,000	1,887,200
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	1,740,000	1,758,282
		38,121,770
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,673,672	5,632,084
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,426,694	9,866,765
		15,498,849
TOTAL NEW HAMPSHIRE		57,321,676
New Jersey - 7.0%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	860,000	880,902
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	2,105,000	2,152,451
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,057,117
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,075,000	1,096,836
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,379,779
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (g)	830,000	849,627
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (g)	3,495,000	3,534,488
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (g)	1,035,000	1,059,475
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (g)	2,475,000	2,622,121
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (g)	2,475,000	2,621,205
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (g)	2,400,000	2,541,624
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (g)	3,420,000	3,612,374
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (g)	4,610,000	4,884,032
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (g)	11,000,000	11,649,801
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,774,827
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	2,023,054
		45,739,713
Escrowed/Pre-Refunded - 0.0%
New Jersey Health Care Series 2016 A, 5% 7/1/2029 (Pre-refunded to 7/1/2026 at 100)	580,000	594,878
General Obligations - 4.5%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,449,815
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	801,704
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,777,844
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	8,058,713
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,334,474
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	6,525,000	6,572,677
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,351,978
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,713,693
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,382,611
New Jersey St Gen. Oblig. 5% 6/1/2029	3,685,000	3,988,350
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	9,485,000	8,598,645
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured) (h)	1,200,000	972,998
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (h)	7,625,000	5,510,586
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (h)	2,220,000	1,533,454
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (h)	1,500,000	854,491
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,520,583
New Jersey Trans Trust Fund Auth 4% 6/15/2040	1,680,000	1,657,081
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,675,643
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,625,393
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	731,101
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,398,163
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,633,024
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,795,899
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,260,570
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,158,704
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	529,713
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,195,006
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	19,373,178
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,519,666
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,622,026
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,839,408
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	7,119,009
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,782,716
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	16,311,351
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050 (Pre-refunded to 12/15/2028 at 100)	1,885,000	2,032,496
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	4,991,552
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,336,196
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	7,146,501
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,478,555
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,249,494
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,420,351
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,612,545
		206,917,957
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	910,000	717,217
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(f)	1,000,000	657,715
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,137,388
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	1,960,000	1,972,353
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	308,319
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	852,030
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	637,596
		7,282,618
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,485,000	1,482,998
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	2,250,000	2,300,539
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,903,310
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,443,961
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,706,229
New Jersey Turnpike Authority 4.5% 1/1/2048	20,000,000	20,714,794
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,197,821
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,145,205
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,747,441
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,981,451
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,637,621
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,906,146
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,573,857
		63,258,375
TOTAL NEW JERSEY		325,276,539
New Jersey,New York - 0.6%
Education - 0.5%
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	20,395,000	22,695,819
Transportation - 0.1%
Port Auth NY & NJ Series 238, 5% 7/15/2038 (g)	2,085,000	2,230,903
Port Auth NY & NJ Series 238, 5% 7/15/2039 (g)	1,275,000	1,362,579
Port Auth NY & NJ Series 238, 5% 7/15/2040 (g)	1,120,000	1,193,622
		4,787,104
TOTAL NEW JERSEY,NEW YORK		27,482,923
New Mexico - 0.0%
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	275,000	282,563
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	205,000	207,974
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	215,000	215,171
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	412,849
		1,118,557
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,030,000	1,026,875
TOTAL NEW MEXICO		2,145,432
New York - 9.3%
Education - 0.3%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,441,128
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,047,908
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,047,109
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	816,202
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,253,759
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,740,076
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	830,000	835,769
		14,181,951
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	1,750,000	1,714,981
General Obligations - 0.1%
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,501,793
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	1,465,000	1,477,153
		6,978,946
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (f)	1,200,000	1,200,670
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,215,007
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,593,352
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (f)	570,000	534,410
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	1,150,000	968,772
		5,512,211
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,472,051
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,816,700
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (g)	485,000	480,238
		3,768,989
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,319,708
Special Tax - 4.6%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	6,079,760
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	8,958,478
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,123,466
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	4,081,564
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,302,000
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	28,856,039
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	11,153,650
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	13,575,000	15,156,067
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,740,671
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	6,046,340
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,473,569
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,786,382
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2029	8,000,000	8,646,206
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,744,517
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,651,749
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	13,090,000	14,739,962
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,878,317
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,501,811
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,122,998
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,222,910
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	23,965,000	23,391,463
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	17,502,748
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	6,195,000	6,629,662
		209,790,329
Transportation - 3.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	37,290,364
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,560,313
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,322,947
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,598,782
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	31,257,145
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,450,047
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (g)	2,755,000	2,933,063
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (g)	4,270,000	4,530,586
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (g)	4,665,000	4,929,939
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (g)	2,330,000	2,453,285
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (g)	1,590,000	1,669,004
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (g)	4,240,000	4,448,449
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (g)	10,300,000	10,770,505
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (g)	7,875,000	8,203,456
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (g)	6,665,000	6,915,998
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (g)	6,060,000	6,256,222
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (g)	3,030,000	3,117,697
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (g)	3,510,000	3,705,805
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (g)	3,560,000	3,560,062
		145,973,669
Water & Sewer - 0.3%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	3,500,000	3,670,620
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	12,034,144
		15,704,764
TOTAL NEW YORK		429,945,548
North Carolina - 0.6%
Education - 0.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (g)	910,000	911,961
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	275,000	289,174
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,193,921
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,120,000	2,212,897
		6,406,818
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	962,005
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,745,064
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,821,730
		5,528,799
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,320,499
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,080,365
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	3,007,429
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (g)	85,000	85,605
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (g)	85,000	86,927
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (g)	160,000	165,772
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (g)	135,000	139,154
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (g)	195,000	200,544
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (g)	210,000	215,904
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (g)	395,000	405,893
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (g)	420,000	431,201
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (g)	440,000	451,237
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (g)	460,000	471,116
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (g)	315,000	322,170
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (g)	255,000	260,494
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (g)	300,000	306,087
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (g)	975,000	988,470
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,201,290
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,366,255
		15,506,412
TOTAL NORTH CAROLINA		28,643,164
North Dakota - 0.0%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	5,480,000	3,849,948
Ohio - 2.2%
Education - 0.4%
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	8,955,000	9,633,830
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2034	1,085,000	1,193,036
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2035	1,125,000	1,221,313
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	766,017
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,882,771
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,283,291
		16,980,258
General Obligations - 0.3%
Bowling Green OH City Sch Dist Series 2024 B, 4% 10/1/2044	4,130,000	4,026,038
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,788,107
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	1,850,000	1,852,475
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,170,000	10,725,248
		18,391,868
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	7,285,000	7,343,828
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	2,475,000	2,498,782
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	1,645,000	1,690,063
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,164,340
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,837,596
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	975,000	909,778
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,349,043
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,838,175
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2034	370,000	373,731
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,725,000	2,791,198
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,603,470
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,713,432
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,839,192
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,956,353
		34,908,981
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	325,000	327,861
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,490,000	2,705,424
		3,033,285
Special Tax - 0.3%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,899,821
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	6,900,000	7,168,333
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	459,153
		12,527,307
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,794,034
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,265,000	1,101,826
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,117,506
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,753,895
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,103,031
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	441,001
		10,311,293
Transportation - 0.2%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,522,331
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,287,431
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	2,150,000	1,034,426
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	265,683
		8,109,871
TOTAL OHIO		104,262,863
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,893,464
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	455,000	494,123
Special Tax - 0.2%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	1,050,000	1,061,890
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,173,050
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	830,000	838,111
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,663,870
		4,736,921
TOTAL OKLAHOMA		7,124,508
Oregon - 1.1%
General Obligations - 0.1%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,567,019
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,634,219
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,389,742
		4,590,980
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	6,153,634
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	600,000	576,205
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,626,487
		11,356,326
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	865,911
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,950,000	3,952,867
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2020 A, 3.5% 1/1/2051	1,750,000	1,735,145
		6,553,923
Transportation - 0.7%
Port of Portland Arpt Rev 5% 7/1/2041 (g)	12,420,000	12,989,661
Port of Portland Arpt Rev 5% 7/1/2045 (g)	2,980,000	3,077,597
Port of Portland Arpt Rev 5% 7/1/2052 (g)	10,500,000	10,860,737
		26,927,995
TOTAL OREGON		49,429,224
Pennsylvania - 7.1%
Education - 0.5%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	1,200,000	576,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	2,450,000	1,176,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	2,730,000	1,310,400
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	3,040,000	3,497,157
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	420,290
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,050,743
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2033	1,405,000	1,418,160
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,040,606
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,310,827
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2041	5,860,000	5,891,277
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	5,425,000	5,438,355
		23,129,815
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	4,745,000	5,178,160
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,685,000	2,601,216
		7,779,376
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,653
General Obligations - 1.6%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,296,900
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,270,384
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,222,522
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,883,464
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,868,847
Philadelphia PA Sch Dist 5% 9/1/2029	7,540,000	7,714,424
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,703,429
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	2,480,000	2,655,005
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,671,030
Philadelphia PA Sch Dist 5% 9/1/2036	1,575,000	1,647,699
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	950,264
Philadelphia PA Sch Dist 5% 9/1/2038	1,450,000	1,510,968
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,185,657
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,745,065
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,055,000	1,062,661
		77,388,319
Health Care - 1.9%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	8,240,000	6,295,528
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	902,864
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	989,346
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	980,000	986,283
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	2,035,583
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	2,077,581
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,986,341
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	330,000	331,959
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,053,655
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,795,604
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,327,660
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,418,754
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,858,897
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,269,119
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,333,272
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,427,617
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	4,199,268
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	4,990,000	5,028,509
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,506,450
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	3,595,000	3,672,086
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2026	830,000	846,994
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2027	830,000	848,875
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2028	830,000	847,794
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2034 (Pre-refunded to 7/1/2026 at 100)	3,045,000	3,132,114
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	1,655,000	1,702,348
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,225,880
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,087,114
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,274,591
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	4,187,432
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	865,000	864,959
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	414,072
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,632,647
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	623,981
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	9,625,770
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,705,760
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2043	4,605,000	4,675,114
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	3,885,000	3,899,450
		91,091,271
Transportation - 2.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (g)	2,545,000	2,505,500
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (g)	3,075,000	3,003,935
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (g)	10,000,000	9,692,354
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (g)	10,000,000	9,612,566
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (g)	4,185,000	4,384,202
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (g)	4,000,000	4,215,890
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (g)	3,000,000	3,189,077
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (g)	4,000,000	4,244,554
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (g)	20,480,000	20,929,340
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (g)	12,420,000	12,657,474
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,262,233
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,176,106
Philadelphia PA Airport Rev 5% 7/1/2025	830,000	837,335
Philadelphia PA Airport Rev 5% 7/1/2026 (g)	2,485,000	2,542,809
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	853,104
Philadelphia PA Airport Rev 5% 7/1/2027 (g)	2,070,000	2,139,663
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	691,058
Philadelphia PA Airport Rev 5% 7/1/2028 (g)	2,485,000	2,556,680
Philadelphia PA Airport Rev 5% 7/1/2029 (g)	1,860,000	1,910,652
Philadelphia PA Airport Rev 5% 7/1/2032 (g)	2,485,000	2,542,355
Philadelphia PA Airport Rev 5% 7/1/2034 (g)	3,310,000	3,374,211
		102,321,098
Water & Sewer - 0.6%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	868,615
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,368,080
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	878,114
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2035	4,190,000	4,429,217
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2036	6,210,000	6,555,320
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2048	6,000,000	6,174,857
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	4,210,000	4,638,639
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	2,315,000	2,441,802
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	775,000	808,021
		28,162,665
TOTAL PENNSYLVANIA		329,893,197
Puerto Rico - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	16,678,786	11,282,793
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,454,131
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,107,005
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,360,000	1,409,434
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,157,217
		32,410,580
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (h)	9,290,000	7,140,520
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (f)	3,435,000	3,539,681
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (f)	1,085,000	1,024,165
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	1,580,000	1,648,060
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	4,785,000	4,931,135
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	3,700,000	3,475,398
		14,618,439
TOTAL PUERTO RICO		54,169,539
Rhode Island - 0.9%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,815,179
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,359,935
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,398,252
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,553,618
Rhode Island St Student Ln 3.5% 12/1/2034 (g)	1,200,000	1,119,864
Rhode Island St Student Ln 5% 12/1/2025 (g)	1,000,000	1,011,029
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (g)	1,480,000	1,536,466
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (g)	4,830,000	5,117,109
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (g)	1,900,000	1,988,493
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (g)	1,960,000	2,072,869
		28,972,814
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	849,031
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,183,278
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,852,582
		3,884,891
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	657,045
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	5,810,000	5,784,168
		6,441,213
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	685,000	685,376
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,546,368
		2,231,744
TOTAL RHODE ISLAND		41,530,662
South Carolina - 1.4%
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	2,485,000	2,539,234
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	250,000	253,354
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,777,824
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,520,058
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,517,899
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	786,010
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,488,086
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,270,623
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,431,631
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	935,088
		29,519,807
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (g)	910,000	917,593
Health Care - 0.4%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,063,812
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,420,823
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,933,563
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	3,040,000	3,074,451
		18,492,649
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,200,000	1,202,513
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,505,000	1,635,735
		2,838,248
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	2,085,000	2,174,993
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (g)	900,000	969,300
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (g)	3,140,000	3,349,520
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (g)	4,275,000	4,530,356
		11,024,169
TOTAL SOUTH CAROLINA		62,792,466
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	256,590
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	261,451
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	490,696
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	562,451
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,670,837
		4,242,025
TOTAL SOUTH DAKOTA		4,242,025
Tennessee - 0.6%
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	2,052,639
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,061,986
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,325,210
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	805,330
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	5,690,000	6,322,605
		11,567,770
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	334,606
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	379,311
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	247,721
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 5% 1/1/2053	4,550,000	4,671,657
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	890,000	886,204
		6,519,499
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (g)	1,755,000	1,758,908
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (g)	9,580,000	9,791,710
		11,550,618
TOTAL TENNESSEE		29,637,887
Texas - 5.1%
Education - 0.4%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	2,012,499
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	603,723
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	391,937
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	580,000	605,317
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	520,000	542,272
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,062,265
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	855,417
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,672,290
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,524,203
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,803,232
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,685,000	1,728,638
		15,801,793
Electric Utilities - 0.0%
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	1,820,000	1,830,932
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	395,000	398,592
General Obligations - 1.3%
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,435,913
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,063,740
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	532,938
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	969,913
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,214,970
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,036,415
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	2,827,871
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	819,275
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,823,871
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,815,977
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	9,885,000	11,085,938
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,117,819
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,920,823
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	723,564
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured) (h)	2,485,000	2,433,675
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	4,140,000	3,659,088
Houston TX Gen. Oblig. 5% 3/1/2032	1,635,000	1,689,558
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	2,016,843
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,153,939
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,589,193
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,055,000	898,311
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,980,000	2,180,012
Texas State Gen. Oblig. 5% 8/1/2034 (g)	3,185,000	3,417,429
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,588,405
Weatherford Tex Indpt Sch Dist 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (h)	5,785,000	4,358,849
		59,374,329
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,129,345
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	396,809
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,596,538
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	842,565
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2036	545,000	550,131
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	937,439
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2038	1,325,000	1,333,844
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	1,310,000	1,315,538
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	653,049
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,720,424
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2043	1,500,000	1,552,160
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 4% 2/15/2035	4,140,000	4,110,248
		16,138,090
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	6,375,000	6,939,800
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,249,894	3,671,812
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,545,000	2,511,295
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,580,000	2,587,555
		15,710,462
Transportation - 2.2%
Austin Tex Airport Sys 5% 11/15/2026 (g)	830,000	831,554
Austin Tex Airport Sys 5% 11/15/2027 (g)	1,035,000	1,036,763
Austin Tex Airport Sys 5% 11/15/2028 (g)	1,240,000	1,242,098
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (g)	830,000	847,239
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (g)	1,275,000	1,300,847
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (g)	1,005,000	1,024,067
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (g)	1,035,000	1,051,484
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (g)	1,385,000	1,405,873
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (g)	1,165,000	1,181,355
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	1,075,000	1,083,562
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (g)	1,000,000	1,018,006
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (g)	1,655,000	1,723,549
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (g)	1,765,000	1,837,327
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (g)	1,240,000	1,289,888
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (g)	1,450,000	1,504,589
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	2,655,000	2,774,177
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,898,165
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,327,159
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (g)	830,000	839,669
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (g)	1,780,000	1,797,607
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (g)	2,755,000	2,780,853
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (g)	1,655,000	1,670,308
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (g)	3,055,000	3,079,967
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (g)	830,000	840,451
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (g)	830,000	850,991
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (g)	830,000	849,291
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (g)	1,450,000	1,479,519
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (g)	1,035,000	1,055,769
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (g)	830,000	846,488
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (g)	1,840,000	1,875,559
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (g)	2,135,000	2,174,739
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (g)	830,000	844,700
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (g)	830,000	843,519
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	15,250,000	10,390,688
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	12,272,796
North TX Twy Auth Rev 5% 1/1/2030	350,000	354,718
North TX Twy Auth Rev 5% 1/1/2031	830,000	842,325
North TX Twy Auth Rev 5% 1/1/2031	495,000	501,864
North TX Twy Auth Rev 5% 1/1/2033	975,000	1,004,644
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,276,181
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,816,717
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,870,200
North TX Twy Auth Rev 5% 1/1/2036	1,035,000	1,047,667
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,439,336
North TX Twy Auth Rev Series 2015A, 5% 1/1/2032	2,775,000	2,775,000
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,676,554
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,552,308
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	6,905,338
		100,933,468
Water & Sewer - 0.5%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	4,038,724
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,024,933
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	5,029,395
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	2,002,779
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,190,516
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,727,730
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,807,320
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,135,458
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,700,018
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,006,335
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,352,856
		25,016,064
TOTAL TEXAS		235,203,730
Utah - 1.3%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,030,473
Health Care - 0.3%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	5,500,000	5,804,543
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	9,000,000	9,399,643
		15,204,186
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	799,387	649,527
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	1,500,000	1,545,663
Transportation - 1.0%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (g)	1,655,000	1,665,143
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (g)	3,500,000	3,612,715
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (g)	3,090,000	3,177,857
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (g)	2,275,000	2,336,231
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (g)	4,345,000	4,459,608
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (g)	3,310,000	3,390,576
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (g)	3,310,000	3,381,394
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (g)	4,470,000	4,560,986
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (g)	3,520,000	3,587,241
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (g)	2,000,000	2,075,814
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (g)	4,310,000	4,467,975
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (g)	1,420,000	1,468,424
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (g)	2,000,000	2,150,494
		40,334,458
TOTAL UTAH		58,764,307
Vermont - 0.5%
Education - 0.5%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,557,655
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	4,238,125
Vermont Edl & Hlth Bldgs Fin Agy (Middlebury College, VT Proj.) 5% 11/1/2049	14,050,000	14,573,996
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (g)	1,430,000	1,470,120
		23,839,896
TOTAL VERMONT		23,839,896
Virginia - 0.4%
General Obligations - 0.1%
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	725,000	762,015
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	4,505,000	4,576,349
		5,338,364
Health Care - 0.3%
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2030	1,035,000	1,040,418
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,242,195
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	508,172
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	595,000	569,394
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,265,469
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	550,480
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	350,000	355,892
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	675,419
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,846,995
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	1,240,000	1,252,777
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	1,240,000	1,251,665
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	830,000	834,117
		12,392,993
TOTAL VIRGINIA		17,731,357
Washington - 2.8%
Education - 0.4%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,864,641
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,800,917
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,855,083
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	1,880,000	1,895,724
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	2,845,000	2,866,004
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2040	2,795,000	2,803,810
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,919,403
		18,005,582
General Obligations - 1.2%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,360,471
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	287,626
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	37,462,633
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,729,949
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,857,842
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,901,728
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,099,681
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,334,964
		57,034,894
Health Care - 0.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (f)	100,000	97,410
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (f)	125,000	125,227
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (f)	100,000	98,269
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (f)	400,000	366,505
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,046,633
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,120,336
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	675,000	677,483
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,317,092
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,612,183
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	630,351
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	753,071
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,146,825
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,692,867
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,395,531
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	550,760
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,717,339
		19,347,882
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	12,930,000	9,287,447
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	865,000	686,064
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	17,760,884
		27,734,395
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (g)	2,525,000	2,358,859
Port Seattle WA Rev Series B, 5% 10/1/2028 (g)	2,900,000	2,951,891
Port Seattle WA Rev Series B, 5% 10/1/2030 (g)	1,655,000	1,680,965
		6,991,715
TOTAL WASHINGTON		129,114,468
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	1,380,000	1,362,603
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,405,890
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,160,627
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,502,155
		4,068,672
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,201,246
TOTAL WEST VIRGINIA		6,632,521
Wisconsin - 1.6%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (f)	720,000	735,813
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (f)	520,000	521,082
		1,256,895
Escrowed/Pre-Refunded - 0.1%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (f)	30,000	32,573
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2031 (Pre-refunded to 9/1/2027 at 100)	830,000	868,252
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2033 (Pre-refunded to 9/1/2027 at 100)	1,425,000	1,490,673
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2035 (Pre-refunded to 9/1/2027 at 100)	1,575,000	1,647,586
		4,039,084
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,328,407
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	868,431
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	819,144
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	787,033
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	771,623
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	1,600,000	1,309,691
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,489,864
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034 (j)	2,025,000	2,319,146
		9,693,339
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,324,625
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,965,262
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	866,162
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	7,550,000	7,765,905
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,981,342
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (f)	945,000	930,466
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (f)	1,055,000	1,009,968
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (f)	2,330,000	2,188,706
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (f)	700,000	699,953
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (f)	1,095,000	1,103,117
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	415,000	418,743
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (f)	415,000	415,998
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (f)	410,000	402,668
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (f)	775,000	745,791
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,273,385
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	560,699
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,890,000	3,731,735
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	1,965,000	1,987,871
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	4,161,870
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	540,000	497,004
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,679,267
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	2,029,916
		43,740,453
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	14,095,000	11,200,294
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	4,700,000	3,915,381
		15,115,675
TOTAL WISCONSIN		73,845,446
TOTAL MUNICIPAL SECURITIES (Cost $4,569,537,409)		4,474,413,973

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $129,588,740)	3.99	129,563,344	129,589,257

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $4,699,126,149)	4,604,003,230
NET OTHER ASSETS (LIABILITIES) - 0.9%	40,600,868
NET ASSETS - 100.0%	4,644,604,098

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,857,919 or 1.5% of net assets.

(g)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	30,159,321	1,019,935,004	920,511,026	2,485,571	6,752	(794)	129,589,257	129,563,344	4.1%
Total	30,159,321	1,019,935,004	920,511,026	2,485,571	6,752	(794)	129,589,257	129,563,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	455,115,289	-	455,115,289	-
Electric Utilities	90,441,196	-	90,441,196	-
Escrowed/Pre-Refunded	26,724,121	-	26,724,121	-
General Obligations	1,289,733,224	-	1,289,733,224	-
Health Care	759,084,801	-	754,215,626	4,869,175
Housing	104,111,458	-	104,111,458	-
Industrial Development	46,104,843	-	46,104,843	-
Other	2,526,749	-	2,526,749	-
Special Tax	489,886,913	-	489,886,913	-
Tobacco Bonds	21,854,824	-	21,854,824	-
Transportation	1,041,386,242	-	1,041,386,242	-
Water & Sewer	147,444,313	-	147,444,313	-

Money Market Funds	129,589,257	129,589,257	-	-
Total Investments in Securities:	4,604,003,230	129,589,257	4,469,544,798	4,869,175
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,569,537,409)	$4,474,413,973
Fidelity Central Funds (cost $129,588,740)	129,589,257

Total Investment in Securities (cost $4,699,126,149)		$4,604,003,230
Cash		102,737
Receivable for fund shares sold		3,684,736
Interest receivable		54,683,211
Distributions receivable from Fidelity Central Funds		556,318
Prepaid expenses		3,991
Other receivables		363
Total assets		4,663,034,586
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,329,885
Payable for fund shares redeemed	7,070,877
Distributions payable	4,108,819
Accrued management fee	1,753,318
Distribution and service plan fees payable	89,662
Other payables and accrued expenses	77,927
Total liabilities		18,430,488
Net Assets		$4,644,604,098
Net Assets consist of:
Paid in capital		$4,784,909,105
Total accumulated earnings (loss)		(140,305,007)
Net Assets		$4,644,604,098

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($278,010,738 ÷ 22,816,985 shares)(a)		$12.18
Maximum offering price per share (100/96.00 of $12.18)		$12.69
Class M :
Net Asset Value and redemption price per share ($67,710,088 ÷ 5,552,185 shares)(a)		$12.20
Maximum offering price per share (100/96.00 of $12.20)		$12.71
Class C :
Net Asset Value and offering price per share ($19,918,312 ÷ 1,635,329 shares)(a)		$12.18
Fidelity Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($2,623,719,913 ÷ 215,187,239 shares)		$12.19
Class I :
Net Asset Value, offering price and redemption price per share ($1,214,720,741 ÷ 99,691,717 shares)		$12.18
Class Z :
Net Asset Value, offering price and redemption price per share ($440,524,306 ÷ 36,142,719 shares)		$12.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$157,752,490
Income from Fidelity Central Funds		2,485,571
Total income		160,238,061
Expenses
Management fee	$20,090,616
Transfer agent fees	894,813
Distribution and service plan fees	1,105,746
Accounting fees and expenses	109,380
Custodian fees and expenses	43,411
Independent trustees' fees and expenses	12,059
Registration fees	168,410
Audit fees	67,762
Legal	12,348
Miscellaneous	41,606
Total expenses before reductions	22,546,151
Expense reductions	(110,277)
Total expenses after reductions		22,435,874
Net Investment income (loss)		137,802,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,687,284)
Fidelity Central Funds	6,752
Total net realized gain (loss)		(12,680,532)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(49,106,414)
Fidelity Central Funds	(794)
Total change in net unrealized appreciation (depreciation)		(49,107,208)
Net gain (loss)		(61,787,740)
Net increase (decrease) in net assets resulting from operations		$76,014,447
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,802,187	$130,298,700
Net realized gain (loss)	(12,680,532)	(6,994,476)
Change in net unrealized appreciation (depreciation)	(49,107,208)	182,320,623
Net increase (decrease) in net assets resulting from operations	76,014,447	305,624,847
Distributions to shareholders	(135,031,332)	(128,163,947)

Share transactions - net increase (decrease)	25,692,323	277,842,498
Total increase (decrease) in net assets	(33,324,562)	455,303,398

Net Assets
Beginning of period	4,677,928,660	4,222,625,262
End of period	$4,644,604,098	$4,677,928,660

Financial Highlights
Fidelity Advisor® Municipal Income Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.56	$13.59	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.328	.316	.282	.281	.305
Net realized and unrealized gain (loss)	(.167)	.474	(1.700)	.057	.257
Total from investment operations	.161	.790	(1.418)	.338	.562
Distributions from net investment income	(.320)	(.310)	(.282)	(.281)	(.304)
Distributions from net realized gain	(.001)	-	-	(.087)	(.058)
Total distributions	(.321)	(.310)	(.282)	(.368)	(.362)
Net asset value, end of period	$12.18	$12.34	$11.86	$13.56	$13.59
Total Return C,D	1.32%	6.78%	(10.48)%	2.51%	4.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.76%	.79%	.78%	.78%	.78%
Expenses net of all reductions	.76%	.79%	.78%	.78%	.78%
Net investment income (loss)	2.68%	2.64%	2.31%	2.06%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$278,011	$285,414	$268,394	$248,908	$232,542
Portfolio turnover rate G	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$11.87	$13.57	$13.60	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.331	.319	.286	.285	.308
Net realized and unrealized gain (loss)	(.158)	.474	(1.701)	.056	.258
Total from investment operations	.173	.793	(1.415)	.341	.566
Distributions from net investment income	(.322)	(.313)	(.285)	(.284)	(.308)
Distributions from net realized gain	(.001)	-	-	(.087)	(.058)
Total distributions	(.323)	(.313)	(.285)	(.371)	(.366)
Net asset value, end of period	$12.20	$12.35	$11.87	$13.57	$13.60
Total Return C,D	1.42%	6.80%	(10.45)%	2.53%	4.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.76%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.75%	.76%	.76%	.76%	.76%
Net investment income (loss)	2.69%	2.66%	2.33%	2.08%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$67,710	$76,093	$80,023	$105,966	$109,493
Portfolio turnover rate G	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.56	$13.59	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.238	.230	.194	.181	.206
Net realized and unrealized gain (loss)	(.167)	.473	(1.701)	.056	.257
Total from investment operations	.071	.703	(1.507)	.237	.463
Distributions from net investment income	(.230)	(.223)	(.193)	(.180)	(.205)
Distributions from net realized gain	(.001)	-	-	(.087)	(.058)
Total distributions	(.231)	(.223)	(.193)	(.267)	(.263)
Net asset value, end of period	$12.18	$12.34	$11.86	$13.56	$13.59
Total Return C,D	.66%	6.01%	(11.13)%	1.75%	3.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.50%	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.50%	1.51%	1.51%	1.52%	1.53%
Net investment income (loss)	1.94%	1.91%	1.58%	1.32%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$19,918	$22,521	$25,358	$34,717	$51,743
Portfolio turnover rate G	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$11.87	$13.57	$13.60	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.368	.355	.324	.327	.350
Net realized and unrealized gain (loss)	(.167)	.475	(1.702)	.057	.257
Total from investment operations	.201	.830	(1.378)	.384	.607
Distributions from net investment income	(.360)	(.350)	(.322)	(.327)	(.349)
Distributions from net realized gain	(.001)	-	-	(.087)	(.058)
Total distributions	(.361)	(.350)	(.322)	(.414)	(.407)
Net asset value, end of period	$12.19	$12.35	$11.87	$13.57	$13.60
Total Return C	1.65%	7.12%	(10.18)%	2.85%	4.63%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.44%	.46%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.44%	.46%	.46%	.45%	.45%
Expenses net of all reductions	.44%	.46%	.46%	.45%	.45%
Net investment income (loss)	3.00%	2.97%	2.64%	2.39%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$2,623,720	$2,783,280	$2,780,080	$3,786,660	$3,805,236
Portfolio turnover rate F	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.56	$13.59	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.359	.344	.311	.315	.339
Net realized and unrealized gain (loss)	(.167)	.475	(1.699)	.057	.257
Total from investment operations	.192	.819	(1.388)	.372	.596
Distributions from net investment income	(.351)	(.339)	(.312)	(.315)	(.338)
Distributions from net realized gain	(.001)	-	-	(.087)	(.058)
Total distributions	(.352)	(.339)	(.312)	(.402)	(.396)
Net asset value, end of period	$12.18	$12.34	$11.86	$13.56	$13.59
Total Return C	1.58%	7.04%	(10.26)%	2.76%	4.54%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.51%	.54%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.51%	.54%	.54%	.53%	.53%
Expenses net of all reductions	.51%	.54%	.54%	.53%	.53%
Net investment income (loss)	2.93%	2.88%	2.55%	2.31%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,214,721	$1,155,918	$834,090	$713,720	$618,916
Portfolio turnover rate F	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.57	$13.60	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.372	.359	.327	.331	.352
Net realized and unrealized gain (loss)	(.156)	.476	(1.710)	.057	.269
Total from investment operations	.216	.835	(1.383)	.388	.621
Distributions from net investment income	(.365)	(.355)	(.327)	(.331)	(.353)
Distributions from net realized gain	(.001)	-	-	(.087)	(.058)
Total distributions	(.366)	(.355)	(.327)	(.418)	(.411)
Net asset value, end of period	$12.19	$12.34	$11.86	$13.57	$13.60
Total Return C	1.77%	7.17%	(10.22)%	2.88%	4.74%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.41%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.40%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.40%	.42%	.42%	.42%	.42%
Net investment income (loss)	3.03%	3.01%	2.67%	2.42%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$440,524	$354,703	$234,680	$234,982	$195,750
Portfolio turnover rate F	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$72,541,513
Gross unrealized depreciation	(162,195,984)
Net unrealized appreciation (depreciation)	$(89,654,471)
Tax Cost	$4,693,657,701

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(50,450,203)
Net unrealized appreciation (depreciation) on securities and other investments	$(89,654,471)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(14,530,487)
Long-term	(35,919,716)
Total capital loss carryforward	$(50,450,203)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	134,648,365	128,163,947
Ordinary Income	$382,967	-
Total	$135,031,332	$ 128,163,947

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	927,526,367	960,498,458
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.50
Class Z	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	706,442	26,728
Class M	- %	.25%	181,751	248
Class C	.75%	.25%	217,553	41,341
			1,105,746	68,317

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12,882
Class M	1,849
Class C A	26
14,757

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	80,008.1688
Class M	18,256.1454
Class C	5,476.1461
Fidelity Municipal Income Fund	425,843.0926
Class I	334,927.1749
Class Z	30,303.0500
	894,813

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Municipal Income Fund	.0141

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income Fund	9,829,980	27,453,148	31,494
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Municipal Income Fund	7,391
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $565 .

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $109,712
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$7,398,843	$7,117,973
Class M	1,912,786	2,028,177
Class C	408,848	441,956
Fidelity Municipal Income Fund	80,254,274	80,821,720
Class I	32,946,950	29,016,549
Class Z	12,109,631	8,737,572
Total	$135,031,332	$128,163,947
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Municipal Income Fund
Class A
Shares sold	3,823,127	3,567,280	$46,811,403	$42,727,317
Reinvestment of distributions	427,771	535,399	5,237,792	6,402,726
Shares redeemed	(4,567,730)	(3,599,133)	(56,000,016)	(42,867,710)
Net increase (decrease)	(316,832)	503,546	$(3,950,821)	$6,262,333
Class M
Shares sold	195,870	162,595	$2,404,570	$1,942,113
Reinvestment of distributions	137,351	149,545	1,682,806	1,790,419
Shares redeemed	(943,041)	(891,334)	(11,564,750)	(10,685,768)
Net increase (decrease)	(609,820)	(579,194)	$(7,477,374)	$(6,953,236)
Class C
Shares sold	241,480	420,367	$2,961,156	$5,059,882
Reinvestment of distributions	29,981	34,348	366,998	410,871
Shares redeemed	(461,531)	(767,483)	(5,670,446)	(9,191,565)
Net increase (decrease)	(190,070)	(312,768)	$(2,342,292)	$(3,720,812)
Fidelity Municipal Income Fund
Shares sold	23,265,033	25,180,920	$285,350,742	$299,406,819
Reinvestment of distributions	4,859,319	4,986,428	59,532,630	59,680,713
Shares redeemed	(38,376,489)	(38,975,812)	(471,235,369)	(465,365,743)
Net increase (decrease)	(10,252,137)	(8,808,464)	$(126,351,997)	$(106,278,211)
Class I
Shares sold	31,982,249	54,308,167	$392,936,848	$648,130,211
Reinvestment of distributions	1,013,241	944,242	12,405,760	11,281,837
Shares redeemed	(26,991,466)	(31,890,295)	(330,306,086)	(378,696,217)
Net increase (decrease)	6,004,024	23,362,114	$75,036,522	$280,715,831
Class Z
Shares sold	14,194,525	16,561,638	$173,968,797	$198,050,378
Reinvestment of distributions	785,869	581,806	9,624,565	6,953,375
Shares redeemed	(7,577,908)	(8,184,007)	(92,815,077)	(97,187,160)
Net increase (decrease)	7,402,486	8,959,437	$90,778,285	$107,816,593
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 16.15% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and equal to the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.80%, 0.80%, 1.55%, 0.55%, and 0.46% through April 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.539263.127
HIY-ANN-0325
Fidelity® Limited Term Municipal Income Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Limited Term Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 3.5%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,477,484
Electric Utilities - 0.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	5,030,000	4,961,274
General Obligations - 2.8%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,022,401
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,894,693
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,217,912
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,340,338
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,333,861
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,609,928
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,051,819
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	4,945,000	5,122,835
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,460,000	4,713,956
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	725,000	725,693
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,505,406
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,449,870
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,784,965
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,233,386
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,520,548
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,592,219
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,444,942
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,193,714
		69,758,486
Health Care - 0.4%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,526,440
Special Tax - 0.0%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2025	1,225,000	1,228,239
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	570,860
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	524,143
		1,095,003
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,274,213
TOTAL ALABAMA		90,321,139
Alaska - 0.5%
General Obligations - 0.4%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (d)	1,390,000	1,393,411
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (c)	1,300,000	1,372,144
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029 (c)	2,000,000	2,139,241
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030 (c)	2,000,000	2,170,193
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031 (c)	1,500,000	1,646,641
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032 (c)	1,750,000	1,939,701
		10,661,331
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	900,000	872,553
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (d)	1,510,000	1,547,359
TOTAL ALASKA		13,081,243
Arizona - 2.1%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 7/1/2026	275,000	277,814
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,135,291
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,577,304
		2,990,409
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	200,000	205,468
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	261,758
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,085,130
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	900,000	959,997
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	648,932
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2025	800,000	804,086
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	915,108
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	230,761
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	1,245,000	1,280,956
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,058,827
		10,451,023
Health Care - 1.2%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2025	1,100,000	1,101,460
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	1,200,000	1,223,824
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,246,511
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,237,971
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,321,829
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,556,049
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,908,706
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,733,531
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) Series 2016, 5% 1/1/2026 (e)	515,000	505,890
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,072,980
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,358,560
		28,267,311
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	8,765,000	8,936,205
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,011,310
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (d)	1,500,000	1,511,407
		3,522,717
TOTAL ARIZONA		54,167,665
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	904,975
California - 4.5%
Electric Utilities - 0.3%
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (b)	8,000,000	7,871,359
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity) (d)	120,000	120,704
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (d)	5,000	5,129
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (d)	5,000	5,231
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	15,000	15,978
		147,042
General Obligations - 1.3%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,095,973
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,194,620
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2028	5,950,000	6,421,319
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2028	3,450,000	3,712,241
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	5,000,000	5,404,136
State of California Gen. Oblig. 4% 11/1/2026	700,000	715,402
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,300,007
State of California Gen. Oblig. 5% 11/1/2028	6,690,000	7,201,976
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,240,959
		35,286,633
Other - 0.3%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,138,489
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	695,878
		6,834,367
Transportation - 2.6%
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	6,995,914
Bay Area Toll Au CA Bridge Rev 2.85% tender 4/1/2047 (b)	3,900,000	3,891,904
Bay Area Toll Au CA Bridge Rev 2.95% tender 4/1/2047 (b)	4,770,000	4,740,651
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,022,822
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (d)	1,340,000	1,387,041
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (d)	2,885,000	3,018,675
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (d)	3,025,000	3,206,382
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (d)	880,000	885,569
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (d)	2,265,000	2,279,334
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2025 (d)	1,305,000	1,313,259
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (d)	1,545,000	1,583,529
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (d)	1,615,000	1,670,987
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (d)	2,645,000	2,710,960
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (d)	1,825,000	1,866,279
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (d)	3,395,000	3,508,882
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (d)	985,000	1,031,362
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (d)	1,000,000	1,022,675
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (d)	2,405,000	2,472,345
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (d)	4,535,000	4,625,088
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (d)	4,590,000	4,740,254
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (d)	6,130,000	6,401,579
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (d)	4,100,000	4,329,229
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (d)	1,770,000	1,778,022
		66,482,742
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (f)	1,435,000	1,284,260
TOTAL CALIFORNIA		117,906,403
Colorado - 1.4%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,304,338
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,625,000	1,602,483
		2,906,821
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	615,000	635,530
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,028,538
Health Care - 1.2%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,257,177
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,223,503
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,396,850
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	13,062,927
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (b)	2,950,000	2,956,891
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,098,170
		27,995,518
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	820,000	825,162
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	375,000	377,331
		1,202,493
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (d)	1,205,000	1,260,996
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,804,766
		3,065,762
TOTAL COLORADO		36,834,662
Connecticut - 3.2%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	19,250,000	19,134,098
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,360,887
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,690,362
		24,185,347
General Obligations - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,288,806
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,095,406
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	2,992,842
Connecticut St Gen. Oblig. 2% 6/1/2025	1,000,000	992,234
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,116,340
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,221,507
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,040,767
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	844,300
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	833,063
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	980,000	990,252
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,920,000	3,274,838
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2026	3,735,000	3,798,583
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,034,277
		25,523,215
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2025 (e)(g)	705,000	458,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (e)(g)	1,315,000	854,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (e)(g)	940,000	611,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	259,864
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	316,318
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024 B, 5% tender 7/1/2049 (b)	9,195,000	9,847,111
		12,347,293
Special Tax - 0.9%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,695,525
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,347,028
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,057,492
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,147,728
		22,247,773
TOTAL CONNECTICUT		84,303,628
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	1,475,000	1,449,904
District Of Columbia - 2.0%
Special Tax - 0.3%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,250,105
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,864,030
		8,114,135
Transportation - 1.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (d)	4,470,000	4,516,306
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (d)	12,905,000	13,233,108
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (d)	1,410,000	1,424,606
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2025 (d)	3,000,000	3,031,078
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (d)	20,500,000	21,508,889
		43,713,987
TOTAL DISTRICT OF COLUMBIA		51,828,122
Florida - 3.7%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,976,883
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	744,560
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	495,459
		3,216,902
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	537,010
Escrowed/Pre-Refunded - 0.2%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (d)	620,000	628,362
Greater Orlando Aviation Auth Series 2015A, 5% 10/1/2029 (Pre-refunded to 10/1/2025 at 100) (d)	1,070,000	1,080,075
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (d)	1,675,000	1,690,771
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (d)	2,025,000	2,072,065
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (Escrowed to Maturity) (d)	580,000	601,357
		6,072,630
General Obligations - 0.4%
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,478,612
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	610,000	618,443
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	449,800
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	362,535
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	645,060
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	615,217
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	572,891
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	731,587
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,880,000	1,890,444
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	980,000	989,290
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,146,863
		10,500,742
Health Care - 1.0%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,957,997
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,224,237
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,217,697
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,942,183
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,430,054
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	4,810,000	4,860,770
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,435,233
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,494,153
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	156,379
		25,718,703
Housing - 0.4%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,270,000	1,287,323
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,684,628
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	4,275,000	4,191,753
		8,163,704
Transportation - 1.6%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2025 (d)	6,645,000	6,652,587
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2025 (d)	1,500,000	1,516,315
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2025 (d)	755,000	763,212
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	1,710,000	1,727,588
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	1,955,000	1,971,803
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (d)	1,300,000	1,335,501
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (d)	320,000	323,575
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (d)	545,000	558,577
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	1,940,000	2,014,235
Lee Cnty FL Airport 5% 10/1/2025 (d)	3,325,000	3,356,253
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,312,006
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,485,000	1,528,756
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	8,200,000	8,595,748
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (d)	1,640,000	1,739,296
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (d)	2,845,000	3,048,189
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (d)	2,790,000	3,006,382
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (d)	3,145,000	3,402,704
		42,852,727
TOTAL FLORIDA		97,062,418
Georgia - 4.4%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,224,633
Electric Utilities - 1.0%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,293,725
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,522,666
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,347,173
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.25% tender 11/1/2045 (b)	900,000	899,518
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2026	1,125,000	1,144,041
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	787,227
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2025	1,000,000	1,000,042
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2026	1,000,000	1,016,925
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	533,732
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	533,732
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,081,812
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	324,543
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,477,397
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	629,262
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	6,505,000	6,437,148
		24,028,943
General Obligations - 2.5%
Georgia St Gen. Oblig. Series 2016A, 5% 2/1/2027	4,980,000	5,091,505
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,065,431
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,106,535
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	170,000	170,470
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,965,111
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,884,872
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,394,026
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,250,000	1,302,799
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	2,700,000	2,832,420
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	3,500,000	3,685,622
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	1,950,000	2,071,000
		64,569,791
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	4,840,000	4,927,481
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	307,064
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	259,422
		566,486
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (d)	3,000,000	3,062,302
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (d)	4,000,000	4,139,453
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (d)	1,920,000	2,031,034
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (d)	1,315,000	1,405,467
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (d)	2,015,000	2,108,364
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (d)	5,635,000	5,960,872
		18,707,492
TOTAL GEORGIA		114,024,826
Hawaii - 0.6%
General Obligations - 0.6%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,143,982
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	824,718
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,060,467
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,074,633
		14,103,800
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (d)	1,000,000	1,040,232
TOTAL HAWAII		15,144,032
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	190,000	190,252
Illinois - 7.4%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,683,176
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	900,000	900,700
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	301,267
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	503,950
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	268,009
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	341,010
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2031	3,000,000	3,347,784
		7,345,896
Escrowed/Pre-Refunded - 0.3%
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2028 (Pre-refunded to 8/15/2026 at 100)	1,000,000	1,030,871
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2029 (Pre-refunded to 8/15/2026 at 100)	5,850,000	6,030,596
Illinois Fin Auth Rev Series 2017 A, 5% 1/1/2025	740,000	740,036
Illinois Finance Authority Rev Series 2015, 5% 5/1/2045	1,190,000	1,196,821
		8,998,324
General Obligations - 3.5%
Chicago IL Brd Ed 5% 12/1/2026	485,000	491,581
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,871,709
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (f)	3,500,000	3,234,473
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,170,426
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,109,157
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,344,477
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	425,000	431,208
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	877,600
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,129,568
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	1,100,000	1,106,723
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	563,031
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	576,580
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	291,786
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	309,741
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	341,497
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	373,427
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,423,091
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,727,063
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	2,970,000	3,016,221
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,474,315
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	6,061,765
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	4,615,000	4,742,861
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,156,745
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	4,230,000	4,462,739
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,064,602
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,155,470
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,634,601
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,298,047
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,885,210
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	2,460,000	2,486,172
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,250,000	1,183,424
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (f)	3,695,000	3,557,218
Mchenry Cnty IL Comnty SD #200 Series 2006 B, 0% 1/15/2025 (f)	4,915,000	4,908,313
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	2,943,144
		91,403,985
Health Care - 1.4%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	2,350,000	2,428,395
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,950,268
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,652,372
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,208,272
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,605,172
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,125,018
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,365,571
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,507,853
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	1,905,000	1,924,161
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,977,724
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	490,000	492,468
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	995,337
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,250,469
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,877,567
		35,360,647
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	400,000	398,660
Special Tax - 1.3%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	657,843
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	367,766
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	202,718
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	151,507
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	345,543
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2025	815,000	828,240
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	372,950
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	493,858
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	309,411
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	286,783
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	301,664
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,066,935
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	811,649
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,096,960
Illinois St Sales Tax Rev 5% 6/15/2025	355,000	357,110
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	3,690,000	3,103,880
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured), (Assured Guaranty Municipal Corp Insured) (f)	2,440,000	2,062,446
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (f)	5,020,000	4,298,513
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 3% 6/15/2025	2,330,000	2,320,511
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,997,717
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,460,156
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,583,286
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,826,518
		33,303,964
Transportation - 0.6%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2027 (d)	2,810,000	2,841,441
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (d)	500,000	504,647
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026 (d)	445,000	450,869
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (d)	1,595,000	1,636,563
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (d)	215,000	219,968
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (d)	2,300,000	2,330,335
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2026 (d)	830,000	840,947
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2026 (d)	1,600,000	1,600,000
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (d)	840,000	849,399
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (d)	1,000,000	1,000,000
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	1,225,000	1,232,892
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	871,711
		14,378,772
Water & Sewer - 0.0%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,951,453
TOTAL ILLINOIS		193,141,701
Indiana - 2.6%
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	576,599
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(d)	1,025,000	987,492
		1,564,091
General Obligations - 0.4%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,079,513
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,079,513
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,350,049
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	911,306
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	863,729
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,072,526
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,390,269
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,109,711
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,560,406
		10,417,022
Health Care - 0.9%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	648,664
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	760,484
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	6,405,000	6,350,428
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,199,065
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	1,105,000	1,072,787
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	7,795,000	7,567,760
		22,599,188
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	3,110,000	3,022,284
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	675,000	660,835
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	855,000	846,865
		4,529,984
Industrial Development - 0.6%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(d)	15,985,000	16,193,251
Other - 0.2%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,068,861
Transportation - 0.3%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (d)	1,710,000	1,710,057
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (d)	3,680,000	3,731,063
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2025 (d)	2,845,000	2,845,094
		8,286,214
TOTAL INDIANA		67,658,611
Iowa - 0.0%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (d)	1,770,000	1,856,227
Kansas - 0.0%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2025	785,000	793,566
Kentucky - 3.2%
Electric Utilities - 0.6%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(d)	9,750,000	9,198,867
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,466,386
		14,665,253
General Obligations - 1.5%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2025	3,000,000	3,046,449
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,033,755
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,050,936
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	10,455,000	10,459,821
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,179,333
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 12/1/2025 (BP PLC Guaranteed)	825,000	826,988
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2026 (BP PLC Guaranteed)	1,085,000	1,089,653
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	11,570,000	11,609,041
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,507,464
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,775,573
		37,579,013
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2025	980,000	980,649
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,140,907
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,647,907
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,403,869
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,608,396
		12,781,728
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,775,000	13,881,342
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (d)	1,100,000	1,157,369
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (d)	1,175,000	1,249,411
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (d)	1,350,000	1,446,293
		3,853,073
TOTAL KENTUCKY		82,760,409
Louisiana - 1.2%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	940,000	1,011,782
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 0% 6/1/2037 (b)	3,765,000	3,681,201
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,334,730
		7,015,931
Transportation - 0.9%
New Orleans LA Aviation Board 5% 1/1/2025 (d)	1,390,000	1,390,042
New Orleans LA Aviation Board 5% 1/1/2025 (d)	195,000	195,006
New Orleans LA Aviation Board 5% 1/1/2026 (d)	490,000	496,271
New Orleans LA Aviation Board 5% 1/1/2030 (d)	6,250,000	6,601,891
New Orleans LA Aviation Board 5% 1/1/2031 (d)	6,000,000	6,394,709
New Orleans LA Aviation Board 5% 1/1/2032 (d)	7,000,000	7,490,289
		22,568,208
TOTAL LOUISIANA		30,595,921
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	582,509
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	637,171
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	536,897
		1,756,577
General Obligations - 0.0%
Brunswick ME 2% 11/1/2031	1,015,000	881,304
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	697,772
TOTAL MAINE		3,335,653
Maryland - 1.9%
General Obligations - 0.4%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,305,311
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,574,295
		8,879,606
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	8,525,000	8,524,533
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,558,690
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2025	1,730,000	1,740,603
		12,823,826
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	985,000	975,253
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,090,000	1,090,745
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	585,000	634,252
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	700,000	686,990
		3,387,240
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,449,903
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,372,549
		2,822,452
Transportation - 0.8%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (d)	1,805,000	1,867,702
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured) (d)	1,400,000	1,497,529
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (d)	1,640,000	1,772,698
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (d)	2,425,000	2,634,298
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,770,000	4,211,392
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (d)	4,030,000	3,863,221
Maryland Trans Auth Psngr Fac Chrg Rev Series 2012B, 2.5% 6/1/2026 (d)	4,915,000	4,823,675
		20,670,515
TOTAL MARYLAND		48,583,639
Massachusetts - 1.3%
Education - 0.8%
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2025	235,000	233,758
Massachusetts Development Finance Agency (Williams College, Ma Proj.) 0.45% tender 7/1/2041 (b)	5,000,000	4,904,917
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2025 (d)	850,000	856,944
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (d)	1,900,000	1,939,310
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (d)	3,675,000	3,814,484
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (d)	2,650,000	2,756,205
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (d)	1,390,000	1,418,759
Massachusetts St Hlth & Ed Fac (Williams College Proj.) Series I, 0.7% tender 7/1/2033 (b)	1,936,000	1,899,135
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,538,999
		20,362,511
Escrowed/Pre-Refunded - 0.1%
Massachusetts Development Finance Agency 5% 7/1/2025 (Escrowed to Maturity)	1,915,000	1,931,000
General Obligations - 0.0%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,357,185
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	740,000	745,992
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2025	825,000	829,692
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,028,176
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	1,475,000	1,486,944
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	1,480,000	1,488,708
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	997,914
		7,577,426
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (f)	1,000,000	857,197
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2027 (d)	500,000	518,861
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2025 (d)	1,115,000	1,122,114
		1,640,975
TOTAL MASSACHUSETTS		33,726,294
Michigan - 1.7%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,878,810
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,274,604
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,495,777
		5,649,191
Electric Utilities - 0.3%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,936,602
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,197,961
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,417,147
		6,551,710
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2025	10,000	10,062
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,123
		15,185
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,100,490
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,231,837
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,363,763
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,500,042
Novi Comm Schl MI Series 2020 I, 4% 5/1/2025	600,000	601,662
Portage MI Pub Schs 5% 11/1/2028	985,000	1,009,323
Portage MI Pub Schs 5% 5/1/2025	1,100,000	1,106,663
		11,913,780
Health Care - 0.3%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	563,037
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	934,340
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	762,401
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2025	1,275,000	1,281,797
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	1,230,000	1,254,530
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	1,000,000	980,596
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	585,825
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	500,000	502,770
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	764,258
		7,629,554
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	730,000	723,274
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,585,000	1,545,649
		2,268,923
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(d)	5,500,000	5,499,774
Special Tax - 0.2%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	528,061
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,067,286
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,336,295
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,087,720
		4,019,362
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2025	2,000,000	2,007,568
TOTAL MICHIGAN		45,555,047
Minnesota - 1.4%
Education - 0.0%
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	800,000	800,000
Electric Utilities - 0.1%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2026	2,065,000	2,100,765
General Obligations - 0.3%
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2029	7,810,000	8,527,108
Health Care - 0.6%
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 3% 7/1/2025	615,000	609,013
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,489,223
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(e)	2,430,000	2,424,370
		15,522,606
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	620,000	657,769
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,855,000	3,043,451
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	530,000	572,995
		4,274,215
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2025 (d)	460,000	460,015
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (d)	1,125,000	1,140,610
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (d)	3,800,000	3,897,547
		5,498,172
TOTAL MINNESOTA		36,722,866
Mississippi - 0.2%
Health Care - 0.2%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2025 (e)	1,320,000	1,321,768
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (e)	900,000	908,315
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2025	600,000	606,216
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	829,671
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,163,819
		4,829,789
TOTAL MISSISSIPPI		4,829,789
Missouri - 0.5%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2025	710,000	710,723
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	980,000	999,069
		1,709,792
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,557,716
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	235,000	235,414
		2,793,130
Transportation - 0.4%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026	2,190,000	2,234,377
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026 (d)	1,185,000	1,205,336
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (d)	4,065,000	4,174,943
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,595,663
		9,210,319
TOTAL MISSOURI		13,713,241
Montana - 0.2%
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,790,000	1,748,390
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	2,040,000	2,022,310
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	140,000	140,389
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,460,000	1,423,570
		5,334,659
TOTAL MONTANA		5,334,659
Nebraska - 1.3%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2026	1,260,000	1,284,700
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,757,282
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children'S Hospital Proj.) Series 2020B, 5% tender 11/15/2053 (b)	2,200,000	2,218,913
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (d)	600,000	597,387
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (d)	565,000	561,463
		1,158,850
Industrial Development - 0.3%
County of Washington NE (Cargill Inc Proj.) 0.9% tender 9/1/2030 (b)(d)	7,400,000	7,270,914
Transportation - 0.5%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (d)	750,000	764,039
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (d)	1,275,000	1,315,688
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (d)	1,830,000	1,910,413
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (d)	1,000,000	1,054,789
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Municipal Corp Insured) (d)	1,540,000	1,601,158
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Municipal Corp Insured) (d)	1,620,000	1,703,634
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (d)	1,175,000	1,248,823
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Municipal Corp Insured) (d)	2,020,000	2,168,730
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (d)	1,275,000	1,376,004
		13,143,278
TOTAL NEBRASKA		34,833,937
Nevada - 0.8%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	671,092
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(d)	735,000	736,115
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	535,596
		1,942,803
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,319,035
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,132,591
		3,451,626
Transportation - 0.6%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (d)	6,000,000	6,209,180
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2025	1,275,000	1,286,646
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,353,403
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (d)	1,000,000	1,060,095
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (d)	875,000	934,874
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (d)	1,225,000	1,314,395
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (d)	1,250,000	1,347,100
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (d)	1,400,000	1,512,725
		16,018,418
TOTAL NEVADA		21,412,847
New Hampshire - 1.1%
Education - 1.1%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,504,781
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,499,768
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,499,768
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,512,237
		26,016,554
Escrowed/Pre-Refunded - 0.0%
New Hampshire St Business Fin Auth Wtr Fac Rev Series 2014A, 5% 1/1/2025 (Escrowed to Maturity) (d)	1,000,000	1,000,033
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,186,773
TOTAL NEW HAMPSHIRE		28,203,360
New Jersey - 4.3%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (d)	2,440,000	2,467,568
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (d)	3,165,000	3,239,843
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (d)	130,000	131,469
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (d)	315,000	318,559
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (d)	1,425,000	1,458,697
		7,616,136
Escrowed/Pre-Refunded - 0.0%
New Jersey Econom Dev Auth Rev Series XX, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	975,000	983,610
General Obligations - 3.3%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	3,410,000	3,525,638
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,642,152
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,117,361
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	324,419
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,792,944
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,384,329
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	1,140,000	1,104,996
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	11,265,000	10,563,026
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Assured Guaranty Inc Insured) (f)	1,150,000	1,079,374
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	6,420,000	5,820,063
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (f)	1,820,000	1,649,924
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (f)	1,370,000	1,157,449
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,400,000	4,208,702
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,680,000	1,708,330
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,691,989
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,364,037
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,520,720
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,356,029
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,614,632
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,190,263
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,330,937
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,089,676
		85,236,990
Health Care - 0.3%
New Jersey Health Care (AHS Hospital Corp Proj.) Series 2016, 5% 7/1/2025	275,000	277,498
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	3,890,000	3,919,899
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,812,216
		7,009,613
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) 4% 4/1/2025 (d)	1,405,000	1,405,796
Transportation - 0.3%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	4,048,948
New Jersey Turnpike Authority 5% 1/1/2028	1,710,000	1,727,711
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,283,762
		9,060,421
TOTAL NEW JERSEY		111,312,566
New Jersey,New York - 1.5%
Transportation - 1.5%
Port Auth NY & NJ Series 188, 5% 5/1/2025 (d)	1,980,000	1,988,057
Port Auth NY & NJ Series 193, 5% 10/15/2025 (d)	4,015,000	4,056,428
Port Auth NY & NJ Series 193, 5% 10/15/2027 (d)	7,425,000	7,488,891
Port Auth NY & NJ Series 193, 5% 10/15/2029 (d)	1,350,000	1,361,407
Port Auth NY & NJ Series 223, 5% 7/15/2025 (d)	1,500,000	1,510,335
Port Auth NY & NJ Series 223, 5% 7/15/2026 (d)	2,250,000	2,307,518
Port Auth NY & NJ Series 223, 5% 7/15/2027 (d)	3,055,000	3,169,051
Port Auth NY & NJ Series 223, 5% 7/15/2028 (d)	2,500,000	2,624,537
Port Auth NY & NJ Series 242, 5% 12/1/2027 (d)	2,700,000	2,815,602
Port Auth NY & NJ Series 242, 5% 12/1/2028 (d)	11,915,000	12,564,520
		39,886,346
TOTAL NEW JERSEY,NEW YORK		39,886,346
New Mexico - 0.6%
Education - 0.3%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (d)	6,250,000	6,306,466
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2028 (d)	2,000,000	2,078,968
		8,385,434
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	3,135,000	3,160,549
Housing - 0.2%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,930,000	2,062,218
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	2,245,000	2,246,228
		4,308,446
TOTAL NEW MEXICO		15,854,429
New York - 10.9%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2025	750,000	757,630
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	515,920
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 5% 7/1/2025	900,000	909,156
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) Series 2015A, 5% 7/1/2028	370,000	372,279
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	684,585
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	723,387
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	768,703
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,096,392
		5,828,052
Electric Utilities - 1.2%
Long Island Pwr Auth NY Elec 0.85% tender 9/1/2050 (b)	19,810,000	19,426,330
Long Island Pwr Auth NY Elec 1% 9/1/2025	2,805,000	2,746,279
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,239,933
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,141,623
		32,554,165
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Revs Non St Supported Debt Series 2015A, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100)	30,000	30,274
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,185
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	1,013,547
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	588,072
		1,648,078
General Obligations - 2.1%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,896,949
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,292,551
City of New York NY Gen. Oblig. Series 2015 F F 1, 5% 6/1/2025	470,000	473,603
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,030,952
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,100,428
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	20,059,646
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	474,772
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2025	695,000	701,939
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,051,314
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2025	800,000	813,397
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	426,512
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	721,696
		53,043,759
Housing - 2.0%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,595,868
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	695,196
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,226,674
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,664,597
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	1,085,000	1,070,770
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	2,565,000	2,485,807
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	680,000	642,704
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	6,610,000	6,179,027
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	2,855,000	2,806,675
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	1,360,000	1,337,996
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,673,443
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	12,290,000	11,907,187
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,401,590
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (d)	265,000	262,397
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (d)	1,580,000	1,611,460
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 4/1/2025 (d)	1,130,000	1,133,833
		52,695,224
Special Tax - 3.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,475,000	2,723,759
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,000,042
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,016,837
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,035,453
New York NY City Transitional Fin Auth Rev Series 2015 E 1, 5% 2/1/2026	475,000	475,715
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,100,771
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2029	24,985,000	27,085,515
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,853,796
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,535,000	8,412,594
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,191,796
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2029	5,000,000	5,403,879
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	8,005,015
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2015 A, 5% 3/15/2026 (Pre-refunded to 9/15/2025 at 100)	250,000	253,606
New York State Dormitory Authority (New York State Pit Proj.) Series 2021 A, 5% 3/15/2029	955,000	1,032,141
NY Mta Dedicated Tax Fund Series B 1, 4% 11/15/2025	250,000	252,092
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,412,318
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,667,593
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,533,487
		79,456,409
Transportation - 2.3%
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	765,000	768,855
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,540,722
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2025	2,620,000	2,659,926
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	6,007,379
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,593,459
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,560,569
New York St Twy Auth Gen Rev Series K, 5% 1/1/2032	795,000	794,999
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (d)	2,295,000	2,321,756
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (d)	1,180,000	1,209,221
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2025	800,000	811,924
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,288,902
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,307,031
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,377,659
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (d)	13,300,000	13,629,359
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (d)	12,605,000	13,045,341
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (d)	600,000	624,880
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2025 (d)	625,000	626,550
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (d)	1,350,000	1,382,041
Syracuse Regional Airport Authority 5% 7/1/2025 (d)	750,000	753,676
Syracuse Regional Airport Authority 5% 7/1/2026 (d)	1,145,000	1,161,592
Syracuse Regional Airport Authority 5% 7/1/2027 (d)	1,515,000	1,551,057
		59,016,898
TOTAL NEW YORK		284,242,585
North Carolina - 1.4%
Education - 0.0%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2025	260,000	261,109
Escrowed/Pre-Refunded - 0.1%
New Hanover Cnty NC Hosp Rev 5% 10/1/2026 (Escrowed to Maturity)	1,360,000	1,404,445
New Hanover Cnty NC Hosp Rev Series 2017, 5% 10/1/2025 (Escrowed to Maturity)	1,115,000	1,130,037
		2,534,482
General Obligations - 0.1%
Asheville NC Spl Oblig (Asheville NC Proj.) 5% 4/1/2025	1,530,000	1,536,842
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,077,712
		2,614,554
Health Care - 0.4%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,670,708
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,241,259
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,110,000	1,128,438
		10,040,405
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	3,735,000	3,740,357
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,200,000	1,296,844
		5,037,201
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (d)	735,000	761,515
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (d)	4,500,000	4,662,337
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (d)	1,675,000	1,758,231
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (d)	865,000	918,714
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,403,917
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,518,511
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (d)	355,000	366,942
		13,390,167
Water & Sewer - 0.1%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	771,651
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	813,551
		1,585,202
TOTAL NORTH CAROLINA		35,463,120
North Dakota - 0.2%
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	1,195,000	1,169,715
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	3,545,000	3,423,852
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	430,000	465,155
		5,058,722
TOTAL NORTH DAKOTA		5,058,722
Ohio - 2.2%
Education - 0.0%
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,287,760
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2021A, 5% 2/15/2026	300,000	305,843
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	415,556
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,820,546
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,879,589
		9,421,534
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	6,000,655
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,810,180
		7,810,835
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2026	375,000	384,703
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2027	185,000	192,082
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,095,162
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,040,896
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,055,771
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	598,515
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,367,224
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,823,370
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,892,216
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2025	2,065,000	2,067,870
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,285,000	1,302,233
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,515,000	1,551,804
		21,371,846
Housing - 0.6%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	190,000	191,672
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	14,160,000	13,912,291
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,530,000	1,662,369
		15,766,332
Transportation - 0.1%
Cleveland OH Arpt Sys Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	1,225,000	1,225,055
Cleveland OH Arpt Sys Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	490,000	490,414
		1,715,469
TOTAL OHIO		57,373,776
Oklahoma - 0.6%
General Obligations - 0.6%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,498,232
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	280,000	304,076
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	305,000	339,132
		643,208
TOTAL OKLAHOMA		15,141,440
Oregon - 0.3%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (f)	2,300,000	2,027,361
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2025	225,000	226,634
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	152,563
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	154,704
		533,901
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2020 A, 3.5% 1/1/2051	2,350,000	2,330,052
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (d)	1,515,000	1,546,019
Port of Portland Arpt Rev 5% 7/1/2029 (d)	430,000	453,405
		1,999,424
TOTAL OREGON		6,890,738
Pennsylvania - 2.7%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	970,000	465,600
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,254,386
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,232,859
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,181,541
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,861,994
		7,530,780
General Obligations - 0.6%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2025	1,150,000	1,158,401
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	3,986,413
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,001,672
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,885,223
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,516,408
Philadelphia PA Sch Dist 5% 9/1/2025	700,000	707,782
Philadelphia PA Sch Dist 5% 9/1/2025	1,200,000	1,213,341
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	771,803
Reading PA Sch Dist Series 2017, 5% 3/1/2025 (Assured Guaranty Municipal Corp Insured)	320,000	320,915
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Municipal Corp Insured)	260,000	265,748
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	258,659
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Municipal Corp Insured)	245,000	254,525
		18,340,890
Health Care - 1.0%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,527,621
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,879,649
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,862,279
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,061,238
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 5% 8/15/2025	2,855,000	2,885,920
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,150,255
		23,366,962
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	415,000	412,194
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	5,225,000	5,040,533
		5,452,727
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2026 (d)	1,750,000	1,771,880
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (d)	2,000,000	2,049,789
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (d)	2,250,000	2,332,942
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2025	860,000	874,271
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,035,761
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	790,869
Philadelphia PA Airport Rev 5% 7/1/2025 (d)	1,700,000	1,712,425
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (d)	3,100,000	3,243,637
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (d)	1,830,000	1,935,829
		15,747,403
Water & Sewer - 0.0%
Allegheny Cnty PA San Auth Swr 4% 6/1/2025	200,000	200,548
TOTAL PENNSYLVANIA		71,104,910
Puerto Rico - 0.5%
General Obligations - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	3,175,488	3,194,066
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,412,755
		5,606,821
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (e)	7,500,000	7,739,273
TOTAL PUERTO RICO		13,346,094
Rhode Island - 0.8%
Education - 0.3%
Rhode Island St Student Ln 5% 12/1/2025 (d)	845,000	854,319
Rhode Island St Student Ln 5% 12/1/2026 (d)	1,200,000	1,228,600
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (d)	355,000	351,212
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (d)	1,900,000	1,920,955
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (d)	1,000,000	1,019,196
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (d)	510,000	527,960
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (d)	900,000	927,926
		6,830,168
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,088,726
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,102,479
		2,191,205
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2025	5,385,000	5,406,761
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	835,000	826,694
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	390,000	390,215
		1,216,909
Tobacco Bonds - 0.2%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,441,773
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	985,041
		4,426,814
TOTAL RHODE ISLAND		20,071,857
South Carolina - 0.9%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	692,682
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	788,693
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2025	500,000	506,529
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	516,927
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	473,216
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	852,629
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	675,063
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	824,091
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,103,223
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,948,297
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	272,761
South Carolina St Svc Auth Rev Series A, 5% 12/1/2025	1,000,000	1,005,927
		9,660,038
Escrowed/Pre-Refunded - 0.4%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (d)	2,910,000	2,930,729
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (d)	4,805,000	4,845,096
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (d)	2,310,000	2,329,275
		10,105,100
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,081,732
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	831,470
		1,913,202
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	256,615
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	273,575
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	259,248
		789,438
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	695,000	696,456
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	925,000	1,005,352
		1,701,808
TOTAL SOUTH CAROLINA		24,169,586
South Dakota - 0.0%
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	600,000	649,085
Tennessee - 1.3%
Electric Utilities - 0.6%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,049,298
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,714,687
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,284,531
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,667,297
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,052,093
		14,767,906
Health Care - 0.1%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,739,322
Housing - 0.0%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	1,365,000	1,330,713
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (d)	2,000,000	2,045,351
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (d)	2,435,000	2,511,068
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (d)	3,125,000	3,259,348
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (d)	3,800,000	4,003,615
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (d)	3,000,000	3,191,004
		15,010,386
TOTAL TENNESSEE		34,848,327
Texas - 13.2%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,466,144
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	4,690,000	5,137,526
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,238,346
		9,842,016
Electric Utilities - 0.9%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,603,678
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,769,310
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,195,248
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,102,124
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2025	1,315,000	1,323,645
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Municipal Corp Insured)	1,385,000	1,446,079
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,511,052
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,272,323
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,052,479
		23,275,938
General Obligations - 6.0%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,095,831
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,112,125
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,256,777
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	800,000	817,236
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,440,000	1,429,698
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,578,648
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,067,699
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,117,750
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,096,280
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,157,953
Clint Tex Indpt Sch Dist Series 2015A, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,605,714
Comal Cnty Tex Gen. Oblig. Series 2017, 4% 2/1/2026	1,780,000	1,800,490
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,069,566
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (f)	1,610,000	1,578,382
Denton TX Gen. Oblig. Series 2020 A, 5% 2/15/2026	1,025,000	1,048,452
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,177,631
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,779,483
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,083,496
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,097,786
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,387,494
Fort Bend TX Indpt Sch Dist 0.875% tender 8/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,225,000	9,078,486
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,739,995
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	403,442
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2026	3,800,000	3,886,051
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,350,217
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,076,702
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,580,174
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	677,030
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	689,724
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,078,842
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,609,684
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,628,437
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,202,881
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,058,905
Hutto TX Indpt Sch Dist Series 2015, 2% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,250,000	1,240,265
Kilgore TX Indpt Sch Dist Series 2020, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,097,923
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (f)	5,630,000	4,512,451
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,219,222
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	538,817
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,640,764
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	792,790
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,355,422
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,934,853
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,729,602
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,351,105
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,049,599
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,460,078
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,185,700
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,604,886
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,128,146
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,395,000	3,416,245
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	11,510,000	11,338,087
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,485,000	9,497,892
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,323,503
Pharr San Juan Alamo TX Isd Series 2016, 5% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	1,131,690
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,072,458
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,144,389
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,215,325
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,156,417
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2025 (d)	4,610,000	4,590,948
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (d)	4,845,000	4,803,870
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (d)	5,085,000	5,132,259
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,850,618
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2025 (Permanent Sch Fund of Texas Guaranteed)	600,000	600,373
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	850,000	858,427
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,119,988
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	923,775
		155,436,948
Health Care - 1.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/2025	1,500,000	1,521,136
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,480,153
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,741,545
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054	10,000,000	10,678,712
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,210,209
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	4,845,000	4,779,108
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	4,490,000	4,579,438
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	1,465,000	1,497,597
		39,487,898
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,900,000	4,245,525
Special Tax - 0.6%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	16,470,000	15,740,527
Transportation - 3.0%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2025 (d)	650,000	658,042
Central TX Regl Mobility Auth Rev 5% 1/1/2026	2,800,000	2,847,114
Central TX Regl Mobility Auth Rev 5% 1/1/2027	6,865,000	6,965,359
Central TX Regl Mobility Auth Rev Series 2020F, 5% 1/1/2025	4,455,000	4,455,064
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2025 (d)	1,550,000	1,559,881
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (d)	500,000	510,237
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (d)	905,000	935,457
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,313,297
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,687,235
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,936,208
Love Field TX Arpt Mod Rev 5% 11/1/2025 (d)	3,920,000	3,969,361
Love Field TX Arpt Mod Rev 5% 11/1/2026 (d)	2,845,000	2,904,779
Love Field TX Arpt Mod Rev 5% 11/1/2027 (d)	2,885,000	2,986,916
Love Field TX Arpt Mod Rev 5% 11/1/2028 (d)	11,150,000	11,648,634
Love Field TX Arpt Mod Rev 5% 11/1/2029 (d)	11,705,000	12,323,624
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (d)	1,075,000	1,087,524
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (d)	1,960,000	1,977,947
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,103,558
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (d)	1,350,000	1,360,200
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (d)	1,250,000	1,259,443
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	1,460,000	1,495,039
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	1,500,000	1,535,999
		78,520,918
Water & Sewer - 0.7%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,816,145
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,136,942
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,142,472
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,645,477
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,731,122
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,332,000
		17,804,158
TOTAL TEXAS		344,353,928
Utah - 0.8%
General Obligations - 0.1%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,394,593
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,487,273
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025	530,000	534,684
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,182,012
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	785,293
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (d)	510,000	526,424
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (d)	2,550,000	2,600,342
		5,628,755
TOTAL UTAH		20,510,621
Vermont - 0.2%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (d)	1,045,000	1,062,369
Vermont St Stud Assit Corp 5% 6/15/2027 (d)	350,000	357,915
Vermont St Stud Assit Corp 5% 6/15/2028 (d)	425,000	436,924
Vermont St Stud Assit Corp 5% 6/15/2029 (d)	400,000	413,746
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (d)	560,000	572,665
		2,843,619
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,594,000	1,539,927
TOTAL VERMONT		4,383,546
Virginia - 0.8%
Electric Utilities - 0.5%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	1,997,555
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	6,750,000	6,552,093
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) 0.75% tender 10/1/2040 (b)	3,000,000	2,912,042
		11,461,690
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,289,505
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2025	500,000	503,926
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,137,463
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	923,897
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2025	980,000	986,071
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,714,971
		5,266,328
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,085,882
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	782,535
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,059,835
		1,842,370
TOTAL VIRGINIA		20,945,775
Washington - 2.2%
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (f)	1,615,000	1,439,557
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2025	660,000	660,033
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	390,000	397,743
		2,497,333
General Obligations - 0.1%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2025 (King County WA Guaranteed)	1,260,000	1,266,517
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,599,240
		2,865,757
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	1,450,000	1,457,975
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	2,560,000	2,592,669
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2027	2,425,000	2,504,286
		6,554,930
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	391,859
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	760,000	771,890
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 3% 6/1/2025	830,000	827,635
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	379,906
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	585,253
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	451,500
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,545,000	1,473,081
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,320,671
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2025 (WA Single Family Prog 11/1/10 Guaranteed)	915,000	928,654
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	519,190
		7,649,639
Transportation - 0.7%
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (d)	2,700,000	2,707,837
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (d)	2,660,000	2,679,440
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (d)	3,655,000	3,732,440
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (d)	2,260,000	2,338,451
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (d)	6,320,000	6,618,759
		18,076,927
Water & Sewer - 0.8%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	21,845,000	21,115,107
TOTAL WASHINGTON		58,759,693
West Virginia - 0.2%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 1% tender 1/1/2041 (b)(d)	5,650,000	5,506,886
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	770,167
		6,277,053
TOTAL WEST VIRGINIA		6,277,053
Wisconsin - 2.1%
General Obligations - 0.8%
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	5,992,891
Milwaukee WI Gen. Oblig. Series 2018 N4, 5% 4/1/2025	7,860,000	7,885,749
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2028 (c)	7,360,000	7,835,022
		21,713,662
Health Care - 1.3%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	585,000	593,842
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,113,063
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,238,651
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,825,475
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,092,163
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,635,000	1,748,963
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,752,947
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,735,459
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,201,967
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,759,706
		33,062,236
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	1,160,000	1,130,360
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	330,000	325,623
		1,455,983
TOTAL WISCONSIN		56,231,881
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	374,698
TOTAL MUNICIPAL SECURITIES (Cost $2,628,539,514)		2,577,527,812

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $28,997,079)	3.99	28,991,281	28,997,079

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,657,536,593)	2,606,524,891
NET OTHER ASSETS (LIABILITIES) - 0.4%	9,733,977
NET ASSETS - 100.0%	2,616,258,868

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,349,254 or 0.7% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	19,564,600	541,524,332	532,089,612	1,464,674	(2,241)	-	28,997,079	28,991,281	0.9%
Total	19,564,600	541,524,332	532,089,612	1,464,674	(2,241)	-	28,997,079	28,991,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	144,148,446	-	144,148,446	-
Electric Utilities	185,197,815	-	185,197,815	-
Escrowed/Pre-Refunded	34,071,014	-	34,071,014	-
General Obligations	802,035,784	-	802,035,784	-
Health Care	407,580,123	-	405,656,123	1,924,000
Housing	163,040,966	-	163,040,966	-
Industrial Development	39,416,301	-	39,416,301	-
Other	11,469,714	-	11,469,714	-
Resource Recovery	5,499,774	-	5,499,774	-
Special Tax	167,790,058	-	167,790,058	-
Tobacco Bonds	6,434,382	-	6,434,382	-
Transportation	557,889,221	-	557,889,221	-
Water & Sewer	52,954,214	-	52,954,214	-

Money Market Funds	28,997,079	28,997,079	-	-
Total Investments in Securities:	2,606,524,891	28,997,079	2,575,603,812	1,924,000
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,628,539,514)	$2,577,527,812
Fidelity Central Funds (cost $28,997,079)	28,997,079

Total Investment in Securities (cost $2,657,536,593)		$2,606,524,891
Cash		100,000
Receivable for fund shares sold		1,558,703
Interest receivable		29,233,001
Distributions receivable from Fidelity Central Funds		148,264
Receivable from investment adviser for expense reductions		23,990
Other receivables		269
Total assets		2,637,589,118
Liabilities
Payable for investments purchased on a delayed delivery basis	$17,107,841
Payable for fund shares redeemed	2,052,310
Distributions payable	1,480,037
Accrued management fee	438,308
Distribution and service plan fees payable	28,485
Other affiliated payables	223,269
Total liabilities		21,330,250
Net Assets		$2,616,258,868
Net Assets consist of:
Paid in capital		$2,693,318,370
Total accumulated earnings (loss)		(77,059,502)
Net Assets		$2,616,258,868

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($116,152,258 ÷ 11,156,122 shares)(a)		$10.41
Maximum offering price per share (100/97.25 of $10.41)		$10.70
Class M :
Net Asset Value and redemption price per share ($7,432,161 ÷ 715,140 shares)(a)		$10.39
Maximum offering price per share (100/97.25 of $10.39)		$10.68
Class C :
Net Asset Value and offering price per share ($2,846,919 ÷ 273,957 shares)(a)		$10.39
Limited Term Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,712,361,030 ÷ 164,756,981 shares)		$10.39
Class I :
Net Asset Value, offering price and redemption price per share ($288,904,814 ÷ 27,782,943 shares)		$10.40
Class Z :
Net Asset Value, offering price and redemption price per share ($488,561,686 ÷ 46,988,243 shares)		$10.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$59,539,023
Income from Fidelity Central Funds		1,464,674
Total income		61,003,697
Expenses
Management fee	$5,232,813
Transfer agent fees	2,661,314
Distribution and service plan fees	349,445
Independent trustees' fees and expenses	6,794
Audit fees	35
Total expenses before reductions	8,250,401
Expense reductions	(314,918)
Total expenses after reductions		7,935,483
Net Investment income (loss)		53,068,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,454,353)
Fidelity Central Funds	(2,241)
Total net realized gain (loss)		(3,456,594)
Change in net unrealized appreciation (depreciation) on investment securities		10,236,387
Net gain (loss)		6,779,793
Net increase (decrease) in net assets resulting from operations		$59,848,007
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,068,214	$47,986,287
Net realized gain (loss)	(3,456,594)	(11,358,624)
Change in net unrealized appreciation (depreciation)	10,236,387	66,472,443
Net increase (decrease) in net assets resulting from operations	59,848,007	103,100,106
Distributions to shareholders	(52,630,740)	(47,364,722)

Share transactions - net increase (decrease)	(44,804,399)	(282,666,573)
Total increase (decrease) in net assets	(37,587,132)	(226,931,189)

Net Assets
Beginning of period	2,653,846,000	2,880,777,189
End of period	$2,616,258,868	$2,653,846,000

Financial Highlights
Fidelity Advisor® Limited Term Municipal Income Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.16	$10.79	$10.89	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.185	.150	.109	.102	.141
Net realized and unrealized gain (loss)	.028	.218	(.629)	(.094)	.183
Total from investment operations	.213	.368	(.520)	.008	.324
Distributions from net investment income	(.182)	(.148)	(.110)	(.103)	(.142)
Distributions from net realized gain	(.001)	-	-	(.005)	(.012)
Total distributions	(.183)	(.148)	(.110)	(.108)	(.154)
Net asset value, end of period	$10.41	$10.38	$10.16	$10.79	$10.89
Total Return C,D	2.07%	3.66%	(4.82)%	.07%	3.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.67%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.55%	.58%	.66%	.66%	.66%
Expenses net of all reductions	.55%	.58%	.66%	.66%	.66%
Net investment income (loss)	1.78%	1.47%	1.06%	.94%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$116,152	$121,653	$156,293	$223,074	$202,390
Portfolio turnover rate G	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.14	$10.77	$10.87	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.185	.150	.110	.104	.142
Net realized and unrealized gain (loss)	.028	.218	(.629)	(.095)	.182
Total from investment operations	.213	.368	(.519)	.009	.324
Distributions from net investment income	(.182)	(.148)	(.111)	(.104)	(.142)
Distributions from net realized gain	(.001)	-	-	(.005)	(.012)
Total distributions	(.183)	(.148)	(.111)	(.109)	(.154)
Net asset value, end of period	$10.39	$10.36	$10.14	$10.77	$10.87
Total Return C,D	2.07%	3.67%	(4.82)%	.08%	3.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.63%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.55%	.58%	.65%	.65%	.65%
Expenses net of all reductions	.55%	.58%	.65%	.65%	.65%
Net investment income (loss)	1.78%	1.47%	1.07%	.95%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$7,432	$7,792	$8,849	$7,682	$9,628
Portfolio turnover rate G	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.14	$10.77	$10.87	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.110	.076	.035	.024	.064
Net realized and unrealized gain (loss)	.028	.217	(.629)	(.094)	.182
Total from investment operations	.138	.293	(.594)	(.070)	.246
Distributions from net investment income	(.107)	(.073)	(.036)	(.025)	(.064)
Distributions from net realized gain	(.001)	-	-	(.005)	(.012)
Total distributions	(.108)	(.073)	(.036)	(.030)	(.076)
Net asset value, end of period	$10.39	$10.36	$10.14	$10.77	$10.87
Total Return C,D	1.34%	2.91%	(5.51)%	(.65)%	2.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.27%	1.34%	1.50%	1.51%	1.52%
Expenses net of fee waivers, if any	1.27%	1.31%	1.38%	1.38%	1.38%
Expenses net of all reductions	1.27%	1.31%	1.38%	1.38%	1.38%
Net investment income (loss)	1.06%	.74%	.34%	.22%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,847	$4,562	$7,931	$9,598	$15,343
Portfolio turnover rate G	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.15	$10.77	$10.87	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.211	.177	.139	.134	.172
Net realized and unrealized gain (loss)	.028	.208	(.619)	(.095)	.182
Total from investment operations	.239	.385	(.480)	.039	.354
Distributions from net investment income	(.208)	(.175)	(.140)	(.134)	(.172)
Distributions from net realized gain	(.001)	-	-	(.005)	(.012)
Total distributions	(.209)	(.175)	(.140)	(.139)	(.184)
Net asset value, end of period	$10.39	$10.36	$10.15	$10.77	$10.87
Total Return C	2.33%	3.84%	(4.46)%	.36%	3.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.34%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.30%	.31%	.37%	.37%	.37%
Expenses net of all reductions	.30%	.31%	.37%	.37%	.37%
Net investment income (loss)	2.03%	1.74%	1.35%	1.23%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,712,361	$1,872,734	$2,006,296	$2,564,933	$2,420,227
Portfolio turnover rate F	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.15	$10.78	$10.88	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.211	.177	.139	.133	.172
Net realized and unrealized gain (loss)	.028	.217	(.629)	(.094)	.183
Total from investment operations	.239	.394	(.490)	.039	.355
Distributions from net investment income	(.208)	(.174)	(.140)	(.134)	(.173)
Distributions from net realized gain	(.001)	-	-	(.005)	(.012)
Total distributions	(.209)	(.174)	(.140)	(.139)	(.185)
Net asset value, end of period	$10.40	$10.37	$10.15	$10.78	$10.88
Total Return C	2.33%	3.93%	(4.55)%	.36%	3.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.37%	.42%	.55%	.54%	.55%
Expenses net of fee waivers, if any	.30%	.32%	.37%	.37%	.37%
Expenses net of all reductions	.30%	.32%	.37%	.37%	.37%
Net investment income (loss)	2.03%	1.73%	1.35%	1.23%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$288,905	$294,036	$343,244	$419,868	$335,331
Portfolio turnover rate F	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.15	$10.77	$10.87	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.215	.181	.145	.140	.178
Net realized and unrealized gain (loss)	.029	.219	(.619)	(.094)	.173
Total from investment operations	.244	.400	(.474)	.046	.351
Distributions from net investment income	(.213)	(.180)	(.146)	(.141)	(.179)
Distributions from net realized gain	(.001)	-	-	(.005)	(.012)
Total distributions	(.214)	(.180)	(.146)	(.146)	(.191)
Net asset value, end of period	$10.40	$10.37	$10.15	$10.77	$10.87
Total Return C	2.38%	3.99%	(4.40)%	.42%	3.31%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.30%	.43%	.42%	.43%
Expenses net of fee waivers, if any	.25%	.27%	.31%	.31%	.31%
Expenses net of all reductions	.25%	.27%	.31%	.31%	.31%
Net investment income (loss)	2.08%	1.78%	1.41%	1.29%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$488,562	$353,069	$358,164	$444,148	$336,317
Portfolio turnover rate F	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,603,362
Gross unrealized depreciation	(56,301,534)
Net unrealized appreciation (depreciation)	$(49,698,172)
Tax Cost	$2,656,223,063

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(26,977,311)
Net unrealized appreciation (depreciation) on securities and other investments	$(49,698,172)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,298,735)
Long-term	(19,678,576)
Total capital loss carryforward	$(26,977,311)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	52,378,620	47,364,722
Ordinary Income	$252,120	-
Total	$52,630,740	$ 47,364,722

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	578,026,967	579,977,331
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	293,941	27,098
Class M	- %	.25%	19,064	64
Class C	.75%	.25%	36,440	3,819
			349,445	30,981

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,640
Class M	2
Class C A	2
1,644

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	208,629.18
Class M	10,154.13
Class C	2,689.07
Limited Term Municipal Income	1,703,603.10
Class I	514,611.17
Class Z	221,628.05
	2,661,314

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Limited Term Municipal Income Fund	-	12,786,547	(47,683)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.55%	91,136
Class M	.55%	2,528
Class C	1.30%	-
Limited Term Municipal Income	.30%	-
Class I	.30%	219,816
		313,480

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,438 .
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$2,073,804	$1,958,651
Class M	134,500	120,091
Class C	37,570	42,442
Limited Term Municipal Income	35,243,343	33,173,015
Class I	5,938,366	5,448,635
Class Z	9,203,157	6,621,888
Total	$52,630,740	$47,364,722
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	3,092,119	2,489,183	$32,129,010	$25,423,806
Reinvestment of distributions	192,775	184,289	2,001,108	1,879,466
Shares redeemed	(3,847,002)	(6,333,791)	(39,934,252)	(64,634,756)
Net increase (decrease)	(562,108)	(3,660,319)	$(5,804,134)	$(37,331,484)
Class M
Shares sold	95,891	131,634	$993,358	$1,347,600
Reinvestment of distributions	12,376	11,035	128,239	112,328
Shares redeemed	(145,085)	(262,954)	(1,503,896)	(2,685,944)
Net increase (decrease)	(36,818)	(120,285)	$(382,299)	$(1,226,016)
Class C
Shares sold	113,806	59,991	$1,183,974	$615,088
Reinvestment of distributions	3,494	3,835	36,185	39,027
Shares redeemed	(283,570)	(405,437)	(2,937,199)	(4,124,545)
Net increase (decrease)	(166,270)	(341,611)	$(1,717,040)	$(3,470,430)
Limited Term Municipal Income
Shares sold	35,966,954	53,879,190	$372,917,315	$547,803,869
Reinvestment of distributions	2,178,651	2,224,314	22,572,665	22,645,127
Shares redeemed	(54,096,268)	(73,153,847)	(559,386,869)	(743,018,953)
Net increase (decrease)	(15,950,663)	(17,050,343)	$(163,896,889)	$(172,569,957)
Class I
Shares sold	7,849,658	11,502,043	$81,333,952	$117,162,107
Reinvestment of distributions	538,240	493,990	5,580,356	5,031,540
Shares redeemed	(8,963,068)	(17,453,555)	(92,932,064)	(177,646,336)
Net increase (decrease)	(575,170)	(5,457,522)	$(6,017,756)	$(55,452,689)
Class Z
Shares sold	22,046,304	17,631,063	$227,403,596	$179,390,997
Reinvestment of distributions	626,379	386,702	6,498,202	3,938,111
Shares redeemed	(9,739,664)	(19,251,690)	(100,888,079)	(195,945,105)
Net increase (decrease)	12,933,019	(1,233,925)	$133,013,719	$(12,615,997)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Limited Term Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Limited Term Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends were free from federal income tax, and 20.07% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.55%, 0.55%, 1.30%, 0.30%, and 0.30% through April 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.536709.128
STM-ANN-0325
Fidelity® Michigan Municipal Income Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Michigan Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 97.2%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,039,903
Michigan - 95.6%
Education - 11.4%
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,123,369
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,277,602
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,428,701
Grand Valley MI St Univ Rev 5% 12/1/2038	875,000	907,535
Grand Valley MI St Univ Rev 5% 12/1/2043	1,400,000	1,432,501
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,678,752
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2038	1,270,000	1,332,357
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	790,000	783,895
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,402,593
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	273,942
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2017, 5% 2/1/2047	3,195,000	3,031,851
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	145,000	143,415
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	958,251
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,160,390
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,039,622
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,469,757
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,261,591
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,740,744
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	902,464
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	500,227
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,375,675
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,777,722
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	414,242
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	401,540
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	411,863
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	410,741
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	436,778
Oakland Univ Mich Rev Series 2016, 5% 3/1/2028	1,150,000	1,169,258
Wayne St Univ MI Univ Revs Series 2019 A, 4% 11/15/2038	1,000,000	1,004,382
Wayne St Univ MI Univ Revs Series 2019 A, 4% 11/15/2039	800,000	802,273
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,024,990
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,508,939
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,129,910
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,350,831
Western MI Univ Revs 5% 11/15/2028	650,000	650,797
Western MI Univ Revs 5% 11/15/2029	750,000	750,895
Western MI Univ Revs 5% 11/15/2030	855,000	855,978
Western MI Univ Revs 5% 11/15/2031	700,000	700,743
Western MI Univ Revs 5% 11/15/2044	2,000,000	2,084,061
Western MI Univ Revs Series 2015A, 5% 11/15/2028	2,505,000	2,520,140
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Municipal Corp Insured)	150,000	163,670
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	300,000	326,595
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	400,000	431,994
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	625,000	668,803
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Municipal Corp Insured)	635,000	676,917
		52,899,296
Electric Utilities - 4.9%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,936,602
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2026	625,000	643,509
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	2,000,000	2,136,854
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	796,802
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	918,726
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	795,430
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,018,904
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	717,503
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,858,170
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,088,125
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	654,854
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	7,000,000	6,979,445
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,731,348
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,680,241
		22,956,513
Escrowed/Pre-Refunded - 0.3%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,122
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	30,740
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,305,227
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	250,000	254,023
		1,595,112
General Obligations - 25.1%
Ann Arbor MI Sch Dist Pub Schs 4% 5/1/2040	3,000,000	3,054,877
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	410,905
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	500,197
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	449,617
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	566,911
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2034 (State of Michigan Guaranteed)	300,000	342,322
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2035 (State of Michigan Guaranteed)	600,000	679,487
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	608,190
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,208,866
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	646,798
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	725,787
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	386,437
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	847,460
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2033	350,000	397,386
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2034	425,000	480,680
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2035	450,000	505,809
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2036	300,000	335,292
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2037	280,000	311,851
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2038	600,000	667,056
Bloomfield Hills MI Schs Dist Series 2020, 4% 5/1/2050	1,500,000	1,430,879
Byron Center Mich Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,811,544
Chippewa Valley MI Schs 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,011,933
Chippewa Valley MI Schs 5% 5/1/2033 (State of Michigan Guaranteed)	1,000,000	1,011,522
Chippewa Valley MI Schs 5% 5/1/2034 (State of Michigan Guaranteed)	1,075,000	1,086,506
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Municipal Corp Insured)	4,810,000	4,782,832
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,113,415
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	800,000	889,211
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,120,909
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	467,701
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	498,844
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	524,304
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,973,476
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,263,554
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,679,179
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,803,032
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	3,965,813
Farmington Mich Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	3,007,226
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2026 (c)	225,000	228,454
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2027 (c)	325,000	336,069
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2028 (c)	235,000	247,001
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (c)	525,000	558,617
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (c)	425,000	457,146
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (c)	725,000	786,050
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (c)	725,000	791,101
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (c)	1,000,000	1,085,274
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (c)	1,000,000	1,081,877
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (c)	700,000	749,992
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (c)	1,170,000	1,249,202
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (c)	1,000,000	1,061,115
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (c)	1,000,000	1,057,378
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (c)	1,100,000	1,159,120
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (c)	2,000,000	2,088,907
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	480,000	498,185
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,004,269
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,308,106
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	930,441
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,872,151
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,930,224
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,637,392
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,215,907
Karegnondi Wtr Auth Mich (Genesee Cnty MI Proj.) Series 2024, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,250,000	2,502,166
Lincoln MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,430,000	1,465,312
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	511,425
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,022,720
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,813,779
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	7,243,828
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,265,026
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,452,656
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	878,419
Portage MI Pub Schs 4% 11/1/2042	1,000,000	991,018
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,551,552
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,275,121
Portage MI Pub Schs Series 2019, 4% 11/1/2038	2,000,000	2,010,464
Ravenna MI Pub Schs Series 2021, 4% 5/1/2051 (State of Michigan Guaranteed)	2,140,000	2,032,670
Saginaw Mich City Sch Dist 4% 5/1/2047 (State of Michigan Guaranteed)	3,000,000	2,884,876
State of Michigan Gen. Oblig. 4% 5/15/2040	500,000	508,159
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,393,639
Warren MI Cons Sch Dist 5% 5/1/2034 (State of Michigan Guaranteed)	5,630,000	5,750,523
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,275,449
Warren MI Cons Sch Dist Series 2017, 4% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	500,000	501,236
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,161,499
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2029 (State of Michigan Guaranteed)	1,305,000	1,338,085
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,049,650
		115,781,058
Health Care - 20.0%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,687,274
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,284,731
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,882,834
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2044	1,110,000	1,145,451
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2049	2,615,000	2,652,536
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	775,000	790,706
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	5,061,943
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	423,662
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	920,000	892,951
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	1,945,335
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,949,439
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	1,135,000	1,161,799
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	2,655,000	2,732,520
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2029	4,950,000	5,093,049
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	4,545,000	4,675,417
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	11,865,000	12,226,029
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2029	1,000,000	1,014,854
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2030	1,000,000	1,014,893
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,187,649
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,922,201
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,941,533
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,163,475
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	4,190,000	3,865,522
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,948,644
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,953,254
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	742,428
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,592,503
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,596,607
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 5% 11/15/2047	8,070,000	8,314,644
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2010F 6, 4% 11/15/2047	40,000	37,985
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	425,000	420,404
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,453,238
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	500,000	505,531
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	773,893
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2037	820,000	821,223
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,410,442
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	479,045
		92,765,644
Housing - 9.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	2,065,000	2,019,895
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,260,000	2,239,178
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,940,000	2,006,485
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	2,150,000	2,258,635
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	525,000	525,065
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	1,275,000	1,280,456
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,650,000	1,644,875
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	2,390,000	2,330,663
Michigan Hsg Dev Auth Rent Hsg Rev (Mi Single Family Mortgage Proj.) Series 2022B, 3.5% 6/1/2046, LOC Barclays Bank PLC VRDN (b)	5,200,000	5,200,000
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,490,000	2,684,927
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 0.55% 4/1/2025	1,170,000	1,160,361
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,775,000	1,388,295
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,370,519
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,920,000	1,265,593
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,880,000	1,994,029
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,482,782
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,405,591
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,831,978
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,785,075
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	2,034,775
Michigan St Hsg Dev Auth Sfmr (Mi Single Family Mortgage Proj.) 3.67% 12/1/2035 (Liquidity Facility TD Bank NA) VRDN (b)	2,000,000	2,000,000
		42,909,177
Industrial Development - 1.1%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (b)(c)	5,000,000	4,986,594
Special Tax - 2.7%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	1,000,000	1,039,130
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,288,843
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	3,250,000	3,436,993
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,049,201
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,308,936
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	1,595,000	1,657,465
Michigan St Trunk Line Fd 4% 11/15/2045	1,500,000	1,497,512
		12,278,080
Tobacco Bonds - 2.8%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	2,003,552
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	1,981,146
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,915,306
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	4,250,000	3,774,772
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,117,979
		12,792,755
Transportation - 14.2%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Municipal Corp Insured) (c)	5,840,000	5,697,842
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2025 (c)	2,200,000	2,219,766
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (c)	490,000	499,264
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (c)	440,000	455,626
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (c)	4,080,000	4,220,936
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (c)	3,210,000	3,320,384
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (c)	1,875,000	1,936,595
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (c)	2,000,000	2,061,778
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2025 (c)	3,150,000	3,163,042
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (c)	35,000	36,233
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (c)	470,000	486,461
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (c)	2,415,000	2,491,956
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	720,000	720,499
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	860,000	860,565
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	545,000	561,634
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2030 (c)	5,865,000	6,115,626
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2031 (c)	2,825,000	2,942,343
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2032 (c)	2,945,000	3,062,900
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,352,899
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (c)	1,225,000	1,298,629
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (c)	1,520,000	1,601,501
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (c)	1,280,000	1,321,560
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured) (c)	1,270,000	1,362,976
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	900,000	989,939
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,099,933
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	900,000	986,318
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	635,000	709,828
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,685,000	1,867,769
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	800,000	883,545
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	675,000	742,653
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2025	2,150,000	2,185,850
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2026	1,455,000	1,507,277
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2027	1,460,000	1,539,976
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2036	5,760,000	5,821,164
		66,125,267
Water & Sewer - 3.8%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,015
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	25,000	25,816
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Municipal Corp Insured)	735,000	772,496
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Municipal Corp Insured)	520,000	545,299
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Municipal Corp Insured)	500,000	523,379
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	577,356
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	683,145
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2031	250,000	254,571
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2032	320,000	325,851
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2033	550,000	559,893
Great Lakes Sewer Auth Mich Series 2018 B, 5% 7/1/2029	15,000	16,255
Great Lakes Sewer Auth Mich Series B, 5% 7/1/2027	15,000	15,330
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,681,506
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series C, 5.25% 7/1/2035	2,000,000	2,041,824
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2026	570,000	574,368
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2027	1,465,000	1,474,053
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2028	1,500,000	1,509,344
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2035	505,000	507,922
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D 2, 5% 7/1/2034	1,000,000	1,004,904
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2030	10,000	10,077
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2034	1,250,000	1,258,032
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2044	3,000,000	3,299,196
		17,670,632
TOTAL MICHIGAN		442,760,128
Puerto Rico - 1.4%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,643,730	1,111,943
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	195,000	202,088
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	633,814
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,541,969
		3,489,814
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	182,447
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	898,384
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	383,625
		1,464,456
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,340,000	1,400,000
TOTAL PUERTO RICO		6,354,270
TOTAL MUNICIPAL SECURITIES (Cost $465,455,387)		450,154,301

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $9,338,870)	3.99	9,337,003	9,338,870

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $474,794,257)	459,493,171
NET OTHER ASSETS (LIABILITIES) - 0.8%	3,540,969
NET ASSETS - 100.0%	463,034,140

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,622,000	109,349,874	109,633,506	370,513	502	-	9,338,870	9,337,003	0.3%
Total	9,622,000	109,349,874	109,633,506	370,513	502	-	9,338,870	9,337,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	52,899,296	-	52,899,296	-
Electric Utilities	23,996,416	-	23,996,416	-
Escrowed/Pre-Refunded	1,595,112	-	1,595,112	-
General Obligations	119,270,872	-	119,270,872	-
Health Care	94,230,100	-	94,230,100	-
Housing	44,309,177	-	44,309,177	-
Industrial Development	4,986,594	-	4,986,594	-
Special Tax	12,278,080	-	12,278,080	-
Tobacco Bonds	12,792,755	-	12,792,755	-
Transportation	66,125,267	-	66,125,267	-
Water & Sewer	17,670,632	-	17,670,632	-

Money Market Funds	9,338,870	9,338,870	-	-
Total Investments in Securities:	459,493,171	9,338,870	450,154,301	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $465,455,387)	$450,154,301
Fidelity Central Funds (cost $9,338,870)	9,338,870

Total Investment in Securities (cost $474,794,257)		$459,493,171
Cash		103,402
Receivable for fund shares sold		789,963
Interest receivable		3,916,317
Distributions receivable from Fidelity Central Funds		34,343
Prepaid expenses		403
Other receivables		55
Total assets		464,337,654
Liabilities
Payable for fund shares redeemed	$783,976
Distributions payable	296,693
Accrued management fee	171,601
Other payables and accrued expenses	51,244
Total liabilities		1,303,514
Net Assets		$463,034,140
Net Assets consist of:
Paid in capital		$490,956,644
Total accumulated earnings (loss)		(27,922,504)
Net Assets		$463,034,140
Net Asset Value, offering price and redemption price per share ($463,034,140 ÷ 40,248,610 shares)		$11.50
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$14,778,253
Income from Fidelity Central Funds		370,513
Total income		15,148,766
Expenses
Management fee	$1,989,855
Transfer agent fees	78,746
Accounting fees and expenses	20,195
Custodian fees and expenses	6,768
Independent trustees' fees and expenses	1,217
Registration fees	24,325
Audit fees	54,902
Legal	10,707
Miscellaneous	1,642
Total expenses before reductions	2,188,357
Expense reductions	(11,235)
Total expenses after reductions		2,177,122
Net Investment income (loss)		12,971,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,772,622)
Fidelity Central Funds	502
Total net realized gain (loss)		(1,772,120)
Change in net unrealized appreciation (depreciation) on investment securities		(1,836,819)
Net gain (loss)		(3,608,939)
Net increase (decrease) in net assets resulting from operations		$9,362,705
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,971,644	$12,190,311
Net realized gain (loss)	(1,772,120)	(7,364,134)
Change in net unrealized appreciation (depreciation)	(1,836,819)	22,146,753
Net increase (decrease) in net assets resulting from operations	9,362,705	26,972,930
Distributions to shareholders	(12,733,766)	(12,065,830)

Share transactions
Proceeds from sales of shares	64,927,639	67,072,433
Reinvestment of distributions	9,261,409	8,716,917
Cost of shares redeemed	(78,544,171)	(116,762,011)

Net increase (decrease) in net assets resulting from share transactions	(4,355,123)	(40,972,661)
Total increase (decrease) in net assets	(7,726,184)	(26,065,561)

Net Assets
Beginning of period	470,760,324	496,825,885
End of period	$463,034,140	$470,760,324

Other Information
Shares
Sold	5,630,202	5,949,640
Issued in reinvestment of distributions	804,034	775,301
Redeemed	(6,816,118)	(10,413,316)
Net increase (decrease)	(381,882)	(3,688,375)

Financial Highlights
Fidelity® Michigan Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.21	$12.64	$12.77	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.319	.283	.261	.265	.283
Net realized and unrealized gain (loss)	(.096)	.377	(1.418)	(.070)	.347
Total from investment operations	.223	.660	(1.157)	.195	.630
Distributions from net investment income	(.312)	(.280)	(.260)	(.265)	(.284)
Distributions from net realized gain	(.001)	-	(.013)	(.060)	(.046)
Total distributions	(.313)	(.280)	(.273)	(.325)	(.330)
Net asset value, end of period	$11.50	$11.59	$11.21	$12.64	$12.77
Total Return C	1.95%	6.00%	(9.18)%	1.54%	5.11%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.49%	.49%	.48%	.48%
Expenses net of all reductions	.46%	.49%	.49%	.48%	.48%
Net investment income (loss)	2.76%	2.51%	2.25%	2.08%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$463,034	$470,760	$496,826	$731,602	$716,407
Portfolio turnover rate F	17%	21%	8%	13%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Michigan Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Michigan.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,096,251
Gross unrealized depreciation	(19,006,158)
Net unrealized appreciation (depreciation)	$(14,909,907)
Tax Cost	$474,403,078

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(13,012,596)
Net unrealized appreciation (depreciation) on securities and other investments	$(14,909,907)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,002,920)
Long-term	(12,009,676)
Total capital loss carryforward	$(13,012,596)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	12,693,253	$12,065,830
Ordinary Income	$40,513	$-
Total	$12,733,766	$ 12,065,830

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	80,770,092	76,863,923

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .1006% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.0258

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	$11,344,219	$5,000,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Michigan Municipal Income Fund	748
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $156.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $11,079.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Michigan Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Michigan Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends were free from federal income tax, and 19.23% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Michigan Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540080.127
MIR-ANN-0325
Fidelity® Conservative Income Municipal Bond Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Conservative Income Municipal Bond Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 95.6%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Electric Utilities - 1.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	875,000	878,180
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.65% tender 7/15/2034 (c)	6,735,000	6,734,673
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.3% 4/1/2031 VRDN (b)(c)	1,800,000	1,800,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.3% 9/1/2031 VRDN (b)(c)	4,200,000	4,200,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 4% 8/1/2063 VRDN (b)(c)	5,060,000	5,060,000
		18,672,853
General Obligations - 0.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	3,585,000	3,604,921
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	335,000	339,382
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	795,248
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,005,000	1,009,962
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,412,821
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	583,797
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	254,386
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	390,000	390,373
		8,390,890
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 5.02% 11/1/2042 VRDN (c)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 8/1/2029 (c)	2,675,000	2,786,974
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.99% 8/1/2036 VRDN (b)(c)	2,450,000	2,450,000
Synthetics - 1.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	12,515,000	12,515,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	2,855,000	2,855,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	2,795,000	2,795,000
Black Belt Energy Gas District Participating VRDN 4.35% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,720,000	2,720,000
		24,485,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	900,000	909,279
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	558,889
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	520,160
		1,988,328
TOTAL ALABAMA		61,697,045
Alaska - 0.2%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	950,000	968,942
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027 (e)	325,000	337,886
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (e)	420,000	443,308
		1,750,136
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	1,075,000	1,087,090
TOTAL ALASKA		2,837,226
Arizona - 3.3%
Electric Utilities - 0.5%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,460,000	1,457,101
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.75% 5/1/2029 VRDN (c)	3,100,000	3,100,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.75% 5/1/2029 VRDN (c)	3,800,000	3,800,000
		8,357,101
Health Care - 0.3%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	2,390,000	2,438,838
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	1,130,000	1,141,249
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,155,643
		4,735,730
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,795,137
Resource Recovery - 1.1%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 4.25% tender 12/1/2035 (b)(c)	17,705,000	17,708,403
Synthetics - 0.5%
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 MIZ9157, 3.94% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,905,969	1,905,969
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 XF3174, 3.94% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,080,000	5,080,000
		6,985,969
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	1,155,000	1,182,888
TOTAL ARIZONA		51,765,228
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.99% 6/1/2028 VRDN (b)(c)	1,700,000	1,700,000
California - 9.6%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,130
General Obligations - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured) (f)	6,355,000	6,215,117
California Community Choice Financing Authority 5% 12/1/2025 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,010,050
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	479,311
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,529,905
		9,234,383
Resource Recovery - 2.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 4.15% tender 7/1/2051 (b)(c)	3,500,000	3,498,803
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	5,300,000	5,297,831
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.3% tender 2/1/2039 (c)(g)	6,475,000	6,459,254
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 4.1% tender 10/1/2045 (b)(c)	5,350,000	5,350,107
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(g)	1,550,000	1,549,336
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.85% tender 11/1/2042 (b)(c)(g)	2,400,000	2,398,972
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(g)	10,200,000	10,199,321
		34,753,624
Synthetics - 5.8%
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.94% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,755,000	1,755,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 3.94% 6/1/2062, LOC Mizuho Capital Markets LLC (c)(d)	1,142,497	1,142,497
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.94% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,155,000	1,155,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,890,000	3,890,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	14,670,244	14,670,244
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.6% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	30,375,000	30,375,000
Los Angeles Multi-family Hsg Grand Ave Apts Participating VRDN 4.02% 10/1/2058 (Liquidity Facility Deutsche Bank AG NY) (c)(d)	700,000	700,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.94% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	25,415,000	25,415,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN Series 2022 MIZ9095, 3.94% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	10,391,875	10,391,875
		89,494,616
Transportation - 1.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (b)	935,000	940,917
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	2,285,000	2,341,983
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (b)	630,000	633,987
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (b)	295,000	296,867
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	510,000	522,718
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,740,000	1,779,356
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (b)	960,000	964,351
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	3,760,000	3,834,692
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	3,810,000	3,934,721
San Jose Calif Arpt Rev Series 2021 B, 5% 3/1/2025	240,000	240,782
		15,490,374
TOTAL CALIFORNIA		148,978,127
Colorado - 0.9%
Education - 0.1%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 4% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	835,000	835,000
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	255,000	258,421
Housing - 0.1%
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	2,017,000	2,018,396
Special Tax - 0.0%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	340,000	344,501
Transportation - 0.7%
Denver CO City & Cnty Arpt 5% 11/15/2025 (b)	2,540,000	2,571,642
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	3,165,000	3,267,455
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	2,825,000	2,935,692
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	1,555,000	1,574,372
		10,349,161
TOTAL COLORADO		13,805,479
Connecticut - 2.5%
Education - 1.5%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	285,000	287,266
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.1% tender 7/1/2049 (c)	5,750,000	5,731,685
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	10,995,000	10,928,800
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	2,610,000	2,587,854
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,850,000	1,844,997
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series U2, 1.1% tender 7/1/2033 (c)	2,285,000	2,277,722
		23,658,324
General Obligations - 0.5%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	1,215,000	1,227,571
Connecticut St Gen. Oblig. 5% 5/15/2025	320,000	322,275
Connecticut St Gen. Oblig. Series 2013A, 4.59% 3/1/2025 (c)	685,000	685,642
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	825,232
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	320,000	322,927
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	457,398
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	434,742
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	2,905,000	3,093,652
		7,369,439
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	3,034,181
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2028	3,800,000	4,041,419
		7,075,600
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	635,000	641,411
TOTAL CONNECTICUT		38,744,774
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (c)	370,000	363,705
District Of Columbia - 0.8%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	2,870,000	2,876,796
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	635,000	641,540
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	825,000	845,976
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	1,250,000	1,281,781
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (b)	2,000,000	2,020,718
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,445,000	4,615,089
		8,763,564
TOTAL DISTRICT OF COLUMBIA		12,281,900
Florida - 8.9%
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (b)	365,000	369,923
General Obligations - 0.5%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	1,010,000	1,019,126
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,791,564
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	3,115,000	3,205,400
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	290,000	294,013
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	665,000	684,047
		6,994,150
Health Care - 0.9%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 4.2% 4/1/2049 VRDN (c)	11,500,000	11,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,815,000	1,872,148
		13,372,148
Housing - 1.5%
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	1,191,000	1,198,987
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (c)	4,400,000	4,404,405
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (c)	985,000	1,001,134
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	705,000	714,616
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,530,000	1,535,506
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (c)	1,588,000	1,586,262
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (c)	695,000	697,174
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	4,055,000	4,099,540
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	1,330,000	1,342,890
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	2,965,000	2,964,452
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	2,415,000	2,438,405
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (c)	1,296,000	1,308,653
		23,292,024
Resource Recovery - 1.7%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	1,435,000	1,467,782
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	24,600,000	24,611,066
		26,078,848
Special Tax - 1.6%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	160,000	162,006
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 4.4% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	24,940,000	24,940,000
		25,102,006
Synthetics - 2.1%
Greater Orlando Aviation Auth Participating VRDN 3.76% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,265,000	2,265,000
Greater Orlando Aviation Auth Participating VRDN 4.5% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	720,000	720,000
Greater Orlando Aviation Auth Participating VRDN Series 2024 ZF1789, 3.76% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,300,000	2,300,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1753, 3.72% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	13,975,000	13,975,000
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 3.87% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,500,000	7,500,000
Miami Dade County Hsg. Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.94% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	1,015,000	1,015,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2024 XM1186, 4.22% 10/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,400,000	4,400,000
		32,175,000
Transportation - 0.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (b)	275,000	283,638
Broward Cnty FL Prt Facs Rev Series 2022, 5% 9/1/2027 (b)	1,265,000	1,308,016
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	3,390,000	3,556,836
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (b)	1,180,000	1,193,183
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (f)	275,000	256,841
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (f)	360,000	324,093
		6,922,607
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 3.8% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (c)	2,700,000	2,700,000
TOTAL FLORIDA		137,006,706
Georgia - 1.3%
Electric Utilities - 0.7%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	730,000	730,124
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,285,000	1,301,296
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	2,270,000	2,252,970
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,885,000	1,897,207
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	125,000	125,005
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	220,000	221,792
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	230,000	236,573
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	1,125,000	1,165,303
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,052,784
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (c)	1,725,000	1,736,070
		10,719,124
General Obligations - 0.5%
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	800,000	802,214
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	220,000	221,772
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	439,233
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	350,000	353,706
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	199,577
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	345,000	345,618
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	430,000	436,324
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	719,800
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	320,000	322,578
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	357,515
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	646,735
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	325,000	327,618
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	895,541
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,033,275
		7,101,506
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series 2023 XF3118, 3.94% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,855,143	1,855,143
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (b)	710,000	714,596
TOTAL GEORGIA		20,390,369
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	980,000	990,054
Hawaii - 0.2%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	3,480,000	3,554,443
Illinois - 6.0%
Escrowed/Pre-Refunded - 0.4%
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5.25% 2/1/2029	3,000,000	3,001,747
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2039	2,900,000	2,901,550
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	651,660
		6,554,957
General Obligations - 2.3%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,775,000	2,815,536
Illinois St Gen. Oblig. 5% 3/1/2025	10,670,000	10,693,075
Illinois St Gen. Oblig. 5% 3/1/2026	3,850,000	3,919,594
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	957,121
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	987,600
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	380,000	383,839
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2025	1,315,000	1,317,844
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,592,382
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	7,985,000	8,046,138
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	597,064
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	420,323
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	705,006
McHenry Cnty Conservation Dist Gen. Oblig. 5% 2/1/2025	1,270,000	1,271,644
		34,707,166
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	265,546
Housing - 0.2%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	893,000	907,627
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (c)	1,868,000	1,870,544
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	966,000	981,308
		3,759,479
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	430,000	436,986
Illinois St Sales Tax Rev 5% 6/15/2025	170,000	171,010
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (f)	720,000	686,076
		1,294,072
Synthetics - 1.8%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.8% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	14,300,000	14,300,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 4.5% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,970,000	2,970,000
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2023 XL0456, 3.62% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (c)(d)	5,000,000	5,000,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3.94% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,500,000	5,500,000
		27,770,000
Transportation - 1.2%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	635,000	650,808
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (b)	1,480,000	1,534,557
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2025 (b)	1,430,000	1,430,045
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (b)	760,000	770,024
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2025 (b)	695,000	695,022
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2025 (b)	1,600,000	1,600,050
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,810,000	7,064,954
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2025 (b)	1,000,000	1,000,031
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	3,065,000	3,105,425
		17,850,916
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	635,000	644,046
TOTAL ILLINOIS		92,846,182
Indiana - 1.2%
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	656,552
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	521,150
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	650,684
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	375,228
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,058,023
		3,261,637
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 4.2% tender 5/1/2028 (b)(c)	2,000,000	1,999,673
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 4.2% tender 5/1/2028 (b)(c)	2,000,000	1,999,672
		3,999,345
Transportation - 0.7%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2025 (b)	55,000	55,002
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (b)	255,000	258,538
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (b)	3,665,000	3,665,122
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (b)	3,035,000	3,077,113
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (b)	1,270,000	1,287,622
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2025 (b)	1,090,000	1,090,036
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	665,000	674,227
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	1,335,000	1,369,788
		11,477,448
TOTAL INDIANA		18,738,430
Iowa - 0.3%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (b)	380,000	388,350
Electric Utilities - 0.3%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 4.2% 9/1/2036 VRDN (c)	3,000,000	3,000,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 4.38% 7/1/2038 VRDN (b)(c)	520,000	520,000
		3,520,000
TOTAL IOWA		3,908,350
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	689,581
Kentucky - 3.2%
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,383,610
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	5,220,000	5,222,407
Industrial Development - 2.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.4% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.4% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
		35,300,000
TOTAL KENTUCKY		48,906,017
Louisiana - 3.4%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	2,000,000	2,010,348
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	1,130,000	1,135,846
		3,146,194
Industrial Development - 2.6%
St James Parish LA Rev (Nucor Corp Proj.) 3.92% 11/1/2040 VRDN (c)	36,335,000	36,335,000
St James Parish LA Rev (Nucor Corp Proj.) 4% 11/1/2040 VRDN (c)	1,650,000	1,650,000
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (c)	1,815,000	1,823,053
		39,808,053
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (b)	2,090,000	2,116,746
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,340,000	2,400,522
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,410,000	4,575,103
		9,092,371
TOTAL LOUISIANA		52,046,618
Maryland - 0.6%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (c)	1,750,000	1,749,904
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	4,810,000	4,822,339
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2025	575,000	579,393
Synthetics - 0.2%
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.94% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	2,810,000	2,810,000
TOTAL MARYLAND		9,961,636
Massachusetts - 0.8%
Education - 0.6%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (b)	2,160,000	2,160,031
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	910,000	917,434
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	3,420,000	3,447,939
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (b)	635,000	640,187
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	1,780,000	1,794,541
		8,960,132
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	730,000	735,911
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,925,000	2,961,824
TOTAL MASSACHUSETTS		12,657,867
Michigan - 2.2%
Education - 0.1%
Oakland Univ Mich Rev 5% 3/1/2025	125,000	125,334
Oakland Univ Mich Rev 5% 3/1/2025	755,000	757,022
		882,356
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,466,191
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,430,000	1,435,693
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,323,685
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,411,491
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	780,850
Southfield Mich Pub Schs 5% 5/1/2025 (State of Michigan Guaranteed)	1,270,000	1,277,313
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,511,467
		7,740,499
Health Care - 0.5%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (c)	3,600,000	3,603,872
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	1,805,000	1,813,621
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,077,630
		8,495,123
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	770,000	763,996
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	410,366
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	573,191
		983,557
Synthetics - 0.5%
Michigan St Trunk Line Fd Participating VRDN Series 2024 XM1159, 4.1% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	7,800,000	7,800,000
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (b)	1,095,000	1,100,034
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	565,000	571,768
		1,671,802
TOTAL MICHIGAN		33,803,524
Minnesota - 0.3%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2025	205,000	205,009
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	240,000	244,133
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	377,360
		826,502
General Obligations - 0.1%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	1,085,000	1,096,517
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,110,170
		2,206,687
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2025 (b)	870,000	870,029
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (b)	575,000	582,978
		1,453,007
TOTAL MINNESOTA		4,486,196
Mississippi - 0.6%
Electric Utilities - 0.5%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.9% 11/1/2052 VRDN (b)(c)	7,800,000	7,800,000
Industrial Development - 0.1%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 4.3% 12/1/2027 VRDN (b)(c)	900,000	900,000
TOTAL MISSISSIPPI		8,700,000
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	1,528,000	1,572,712
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.5% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,090,000	1,090,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.94% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,969,501	1,969,501
		3,059,501
TOTAL MISSOURI		4,632,213
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (c)	4,940,000	4,877,715
Nebraska - 0.7%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2025	415,000	415,019
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	2,230,000	2,207,518
Industrial Development - 0.4%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.99% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,001
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.99% 6/1/2028 VRDN (b)(c)	625,000	625,000
		4,225,001
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.82% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
TOTAL NEBRASKA		10,447,538
Nevada - 0.5%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (c)	910,000	907,045
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	1,145,000	1,163,137
Clark Cnty NV School Dist Series 2020A, 3% 6/15/2025	320,000	319,531
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	3,095,000	3,119,280
		4,601,948
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (c)	1,975,000	2,044,735
TOTAL NEVADA		7,553,728
New Hampshire - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	190,000	195,808
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	683,609
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,087,025
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	366,428
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,175,069
		3,312,131
Resource Recovery - 0.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	11,990,993
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.92% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(h)	2,500,000	2,500,000
TOTAL NEW HAMPSHIRE		17,998,932
New Jersey - 4.4%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	1,815,000	1,835,507
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	635,000	650,016
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	1,670,000	1,689,619
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (b)	350,000	353,954
		4,529,096
General Obligations - 3.6%
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	5,100,000	5,119,588
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,400,000	2,408,609
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	730,000	713,576
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,840,000	1,902,397
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	635,000	644,203
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	4,480,000	4,492,105
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	3,445,000	3,516,216
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,354,850
New Jersey St Gen. Oblig. 2% 6/1/2025	1,005,000	996,822
New Jersey St Gen. Oblig. 5% 6/1/2025	2,985,000	3,007,683
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	1,555,000	1,507,254
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	665,000	644,581
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	265,000	267,063
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	10,100,000	10,150,422
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,800,000	6,832,061
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	315,000	318,827
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	395,000	399,800
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	334,952
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,509,564
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	660,675
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	6,300,000	6,324,348
		55,105,596
Synthetics - 0.5%
New Jersey Trans Trust Fund Auth Participating VRDN 3.77% 6/15/2040 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	3,750,000	3,750,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 3.77% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	4,270,000	4,270,000
		8,020,000
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	995,000	1,000,095
TOTAL NEW JERSEY		68,654,787
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 7/15/2025 (b)	1,265,000	1,273,716
Port Auth NY & NJ 5% 9/15/2025 (b)	4,480,000	4,520,993
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (b)	645,000	645,640
Port Auth NY & NJ Series 195, 5% 10/1/2025 (b)	1,225,000	1,236,966
Port Auth NY & NJ Series 223, 5% 7/15/2025 (b)	325,000	327,239
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	2,680,000	2,712,582
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	5,495,000	5,632,756
		16,349,892
TOTAL NEW JERSEY,NEW YORK		16,349,892
New Mexico - 0.4%
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,660,000	5,595,790
New York - 5.3%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	265,000	267,146
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	261,345
		528,491
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1% 9/1/2025	1,395,000	1,365,797
General Obligations - 0.6%
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,800,000	7,818,500
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (i)	580,000	583,502
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,222,094
		9,624,096
Housing - 0.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	947,000	981,356
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	1,170,000	1,171,437
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	8,340,000	8,316,829
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	795,000	770,237
		11,239,859
Special Tax - 0.2%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	386,398
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	1,905,000	1,917,170
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	635,000	618,669
		2,922,237
Synthetics - 3.1%
Liberty NY Dev Corp Rev Participating VRDN 3.97% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.94% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.94% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.94% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	4,480,000	4,480,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.85% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.95% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	27,890,000	27,890,000
		45,918,500
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,980,000	1,989,849
Transportation - 0.5%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,312,016
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	665,000	675,133
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	1,585,000	1,605,645
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	1,875,000	1,896,859
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	3,175,000	3,253,625
		8,743,278
TOTAL NEW YORK		82,332,107
North Carolina - 1.2%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,400,000	3,393,898
Health Care - 0.6%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	2,850,000	2,856,576
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	3,425,000	3,428,322
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (c)	2,525,000	2,566,944
		8,851,842
Housing - 0.3%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (c)	4,000,000	3,980,436
Synthetics - 0.1%
North Carolina Med Care Commn Health Care Facs Rev Participating VRDN 3.72% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,400,000	2,399,999
TOTAL NORTH CAROLINA		18,626,175
Ohio - 2.3%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	170,000	172,112
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	735,000	703,720
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	713,998
		1,589,830
Electric Utilities - 1.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2025	555,000	556,108
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	3,130,000	3,190,962
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,106,144
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.7% 12/1/2027 (b)	4,055,000	4,013,382
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,720,000	3,687,624
		16,554,220
General Obligations - 0.1%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (c)	1,285,000	1,286,719
Health Care - 0.7%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 4.13% 1/15/2033 VRDN (c)	6,355,000	6,355,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 4.13% 1/15/2045 VRDN (c)	5,005,000	5,005,000
		11,360,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	1,333,000	1,367,351
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2025	1,170,000	1,172,537
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	755,000	768,754
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	784,556
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	534,660
		2,087,970
TOTAL OHIO		35,418,627
Oklahoma - 1.5%
General Obligations - 0.9%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,129,296
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,420,825
		12,550,121
Health Care - 0.5%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 4.24% 8/15/2031 VRDN (c)	8,375,000	8,375,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	1,642,775	1,642,774
TOTAL OKLAHOMA		22,567,895
Oregon - 0.6%
Synthetics - 0.4%
Port of Portland Arpt Rev Participating VRDN Series 2022 XF1353, 4.2% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,650,000	5,650,000
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2025 (b)	1,785,000	1,796,379
Port of Portland Arpt Rev 5% 7/1/2026	690,000	703,830
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	635,000	639,047
		3,139,256
TOTAL OREGON		8,789,256
Pennsylvania - 6.8%
General Obligations - 0.7%
Pennsylvania St 5% 9/1/2026	7,990,000	8,252,346
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,060,835
		10,313,181
Health Care - 1.1%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2026	255,000	260,049
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	3,975,000	4,100,086
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.4% 9/1/2050 VRDN (c)	7,880,000	7,880,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2025	100,000	100,190
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	125,000	127,462
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.4% 9/1/2050 VRDN (c)	4,165,000	4,165,000
		16,632,787
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	700,000	708,166
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (b)	240,000	240,539
		948,705
Resource Recovery - 4.6%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	24,400,000	24,400,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.85% tender 4/1/2034 (b)(c)	3,550,000	3,548,480
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 4.15% tender 4/1/2049 (b)(c)	3,400,000	3,398,838
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.85% tender 4/1/2049 (b)(c)	2,400,000	2,398,972
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,714,498
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 4.25% tender 8/1/2045 (b)(c)	3,250,000	3,250,426
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	15,988,640
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	13,000,000	12,997,949
		70,697,803
Synthetics - 0.3%
Pennsylvania Higher Educational Facilities Authority Participating VRDN 3.74% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	4,000,000	4,000,000
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	655,000	671,306
Allegheny County Airport Authority Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	540,000	554,072
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	635,000	649,772
		1,875,150
TOTAL PENNSYLVANIA		104,467,626
Rhode Island - 0.2%
Education - 0.0%
Rhode Island St Student Ln 5% 12/1/2025 (b)	555,000	561,121
General Obligations - 0.2%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	2,100,000	2,111,750
TOTAL RHODE ISLAND		2,672,871
South Carolina - 0.4%
Escrowed/Pre-Refunded - 0.4%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (b)	1,650,000	1,661,753
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (b)	2,875,000	2,898,991
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (b)	1,380,000	1,391,516
		5,952,260
Industrial Development - 0.0%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.99% 9/1/2028 VRDN (b)(c)	800,000	800,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (b)	170,000	175,753
TOTAL SOUTH CAROLINA		6,928,013
Tennessee - 1.0%
Health Care - 0.8%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.75% 5/1/2039 VRDN (c)	12,565,000	12,565,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Health & Edl Facilites Board Participating VRDN Series 2024 MIZ9163, 3.94% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,540,658	1,540,658
Transportation - 0.1%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (b)	790,000	778,493
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	430,000	439,750
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	650,000	671,875
		1,890,118
TOTAL TENNESSEE		15,995,776
Texas - 13.2%
Electric Utilities - 0.4%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	360,000	362,367
San Antonio TX Elec & Gas Rev 5% 2/1/2026	575,000	586,702
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.47% tender 2/1/2048 (c)(j)	5,390,000	5,388,745
		6,337,814
General Obligations - 3.9%
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (c)	930,000	931,345
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,278,730
Dallas TX Gen. Oblig. Series 2023, 5% 2/15/2025	3,505,000	3,512,452
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2025	2,365,000	2,370,028
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2025	9,495,000	9,515,187
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	9,495,000	9,698,522
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2025	1,750,000	1,770,532
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	320,000	320,680
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	445,000	454,687
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	5,680,000	5,669,516
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	5,110,000	5,110,938
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,095,000	1,084,276
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	1,950,000	1,962,203
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	6,000,000	5,953,208
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	2,150,000	2,152,922
Port Arthur TX Indpt Sch Dist Series A, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	390,000	390,858
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	1,050,000	1,056,724
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	4,520,000	4,499,016
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2025 (BP PLC Guaranteed)	555,000	555,021
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	635,000	645,013
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	655,637
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2025 (BP PLC Guaranteed)	385,000	385,015
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	760,000	771,984
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	645,000	665,896
		61,410,390
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	2,695,000	2,748,683
Housing - 0.9%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (c)	2,350,000	2,348,833
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (c)	1,493,000	1,513,365
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,982,000	2,039,611
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,861,000	1,880,455
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	1,080,000	1,098,106
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (c)	3,650,000	3,649,731
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	1,365,000	1,367,987
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	310,000	310,300
		14,208,388
Industrial Development - 5.0%
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 0% 12/1/2027 VRDN (b)(c)	48,085,000	48,085,001
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.45% 11/1/2040 VRDN (c)	27,475,000	27,475,000
		75,560,001
Resource Recovery - 1.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(c)	245,000	245,053
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 4.25% tender 5/1/2050 (b)(c)	5,000,000	5,001,092
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 4.125% tender 5/1/2046 (b)(c)	4,700,000	4,700,288
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4.125% tender 7/1/2040 (b)(c)	2,750,000	2,750,168
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,807,728
		15,504,329
Special Tax - 0.1%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,279
Synthetics - 1.6%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.94% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,588,307	1,588,307
City of Houston TX Airport System Revenue Participating VRDN Series 2024 ZL0559, 3.82% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,330,000	8,330,000
Ep Machuca Lp Participating VRDN Series 2022 MIZ9104, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	2,325,282	2,325,282
Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 3.94% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	13,246,483	13,246,483
		25,490,072
Transportation - 0.1%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	1,215,000	1,230,032
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (b)	315,000	325,809
North TX Twy Auth Rev 5% 1/1/2026	730,000	743,844
		2,299,685
TOTAL TEXAS		204,515,641
Utah - 0.3%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	1,565,000	1,598,454
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.95% 4/1/2028 VRDN (c)	300,000	300,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (b)	840,000	845,148
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (b)	450,000	452,758
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	635,000	647,536
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	595,000	614,162
		2,559,604
TOTAL UTAH		4,458,058
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	1,080,000	1,097,950
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2026 (b)	775,000	787,881
		1,885,831
TOTAL VERMONT		1,885,831
Virginia - 0.6%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,115,000	1,127,734
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,901,066
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (c)	3,525,000	3,513,348
Virginia St Hsg Dev Auth Mtg 3.9% tender 7/1/2055 (c)	970,000	970,576
		4,483,924
Synthetics - 0.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.92% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	250,000	250,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.85% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,100,000	1,100,000
		1,350,000
TOTAL VIRGINIA		9,862,724
Washington - 0.9%
Housing - 0.2%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	783,189
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	1,407,000	1,435,940
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (c)	1,500,000	1,500,381
		3,719,510
Transportation - 0.5%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	2,610,000	2,691,836
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (b)	335,000	335,972
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	1,600,000	1,611,694
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	995,000	1,016,081
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	635,000	646,440
		6,302,023
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	3,430,000	3,315,395
TOTAL WASHINGTON		13,336,928
West Virginia - 0.5%
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 4.21% 6/1/2033 VRDN (c)	4,760,000	4,760,000
Housing - 0.2%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (c)	3,170,000	3,271,342
TOTAL WEST VIRGINIA		8,031,342
Wisconsin - 0.8%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	585,000	592,012
General Obligations - 0.2%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,871,991
Milwaukee WI Gen. Oblig. 5% 4/1/2026	1,105,000	1,125,239
		2,997,230
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	1,205,000	1,208,254
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	3,040,000	3,090,887
Resource Recovery - 0.3%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 4.25% tender 9/1/2027 (b)(c)	3,500,000	3,500,459
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	510,000	522,490
TOTAL WISCONSIN		11,911,332
Wyoming - 0.6%
Electric Utilities - 0.6%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.85% 11/1/2025 VRDN (b)(c)	8,800,000	8,800,000
TOTAL MUNICIPAL SECURITIES (Cost $1,477,401,624)		1,477,570,254

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $69,248,358)	3.99	69,234,511	69,248,358

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,546,649,982)	1,546,818,612
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(917,476)
NET ASSETS - 100.0%	1,545,901,136

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,600,167 or 1.7% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,536,414 or 3.7% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series 2022 MIZ9104, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	2,325,282

Miami Dade County Hsg. Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.94% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/22	1,015,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.92% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	2,500,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.94% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/22 - 1/30/23	25,415,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN Series 2022 MIZ9095, 3.94% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC)	4/01/22	10,391,875

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	1,642,775

Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 3.94% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	46,002,000	467,802,757	444,556,378	779,335	(21)	-	69,248,358	69,234,511	2.2%
Total	46,002,000	467,802,757	444,556,378	779,335	(21)	-	69,248,358	69,234,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	44,606,351	-	44,606,351	-
Electric Utilities	100,606,769	-	100,606,769	-
Escrowed/Pre-Refunded	19,177,234	-	19,177,234	-
General Obligations	256,877,030	-	256,877,030	-
Health Care	106,503,149	-	106,503,149	-
Housing	108,851,493	-	108,851,493	-
Industrial Development	176,929,079	-	176,929,079	-
Resource Recovery	184,233,804	-	184,233,804	-
Special Tax	36,426,820	-	36,426,820	-
Synthetics	298,547,232	-	298,547,232	-
Tobacco Bonds	2,989,944	-	2,989,944	-
Transportation	131,085,610	-	131,085,610	-
Water & Sewer	10,735,739	-	10,735,739	-

Money Market Funds	69,248,358	69,248,358	-	-
Total Investments in Securities:	1,546,818,612	69,248,358	1,477,570,254	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,477,401,624)	$1,477,570,254
Fidelity Central Funds (cost $69,248,358)	69,248,358

Total Investment in Securities (cost $1,546,649,982)		$1,546,818,612
Cash		1,133,336
Receivable for fund shares sold		4,502,875
Interest receivable		13,540,519
Distributions receivable from Fidelity Central Funds		131,131
Receivable from investment adviser for expense reductions		58,005
Other receivables		32
Total assets		1,566,184,510
Liabilities
Payable for investments purchased
Regular delivery	$15,200,000
Delayed delivery	1,755,012
Payable for fund shares redeemed	1,204,493
Distributions payable	1,757,158
Accrued management fee	251,543
Distribution and service plan fees payable	328
Other affiliated payables	114,840
Total liabilities		20,283,374
Net Assets		$1,545,901,136
Net Assets consist of:
Paid in capital		$1,546,721,552
Total accumulated earnings (loss)		(820,416)
Net Assets		$1,545,901,136

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,608,874 ÷ 259,764 shares)(a)		$10.04
Maximum offering price per share (100/98.50 of $10.04)		$10.19
Fidelity Conservative Income Municipal Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,260,827,654 ÷ 125,543,371 shares)		$10.04
Class I :
Net Asset Value, offering price and redemption price per share ($12,204,856 ÷ 1,215,253 shares)		$10.04
Class Z :
Net Asset Value, offering price and redemption price per share ($270,259,752 ÷ 26,910,379 shares)		$10.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$52,633,647
Income from Fidelity Central Funds		779,335
Total income		53,412,982
Expenses
Management fee	$3,085,409
Transfer agent fees	1,483,550
Distribution and service plan fees	1,853
Independent trustees' fees and expenses	4,305
Total expenses before reductions	4,575,117
Expense reductions	(757,905)
Total expenses after reductions		3,817,212
Net Investment income (loss)		49,595,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(139,782)
Redemptions in-kind	(761,921)
Fidelity Central Funds	(21)
Total net realized gain (loss)		(901,724)
Change in net unrealized appreciation (depreciation) on investment securities		(1,123,478)
Net gain (loss)		(2,025,202)
Net increase (decrease) in net assets resulting from operations		$47,570,568
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,595,770	$72,384,290
Net realized gain (loss)	(901,724)	154,029
Change in net unrealized appreciation (depreciation)	(1,123,478)	18,047,491
Net increase (decrease) in net assets resulting from operations	47,570,568	90,585,810
Distributions to shareholders	(50,224,071)	(71,521,315)

Share transactions - net increase (decrease)	(1,037,045,137)	81,513,168
Total increase (decrease) in net assets	(1,039,698,640)	100,577,663

Net Assets
Beginning of period	2,585,599,776	2,485,022,113
End of period	$1,545,901,136	$2,585,599,776

Financial Highlights
Fidelity Advisor® Conservative Income Municipal Bond Fund Class A

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.300	.187
Net realized and unrealized gain (loss)	.008 D	.060
Total from investment operations	.308	.247
Distributions from net investment income	(.307)	(.177)
Distributions from net realized gain	(.001)	-
Total distributions	(.308)	(.177)
Net asset value, end of period	$10.04	$10.04
Total Return E,F,G	3.11%	2.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45%	.42% J
Expenses net of fee waivers, if any	.45%	.42% J
Expenses net of all reductions	.45%	.42% J
Net investment income (loss)	3.00%	3.11% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,609	$420
Portfolio turnover rate K	73 % L	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Conservative Income Municipal Bond Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97	$10.04	$10.06	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.324	.293	.096	.025	.081
Net realized and unrealized gain (loss)	.003 C	.066	(.069)	(.020)	.007
Total from investment operations	.327	.359	.027	.005	.088
Distributions from net investment income	(.326)	(.289)	(.097)	(.025)	(.087)
Distributions from net realized gain	(.001)	-	-	-	(.001)
Total distributions	(.327)	(.289)	(.097)	(.025)	(.088)
Net asset value, end of period	$10.04	$10.04	$9.97	$10.04	$10.06
Total Return D	3.30%	3.66%	.27%	.05%	.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.31%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.20%	2.93%	.96%	.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,260,828	$2,541,356	$2,339,827	$2,580,577	$3,175,503
Portfolio turnover rate G	73 % H	76%	56%	56%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class I

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.317	.196
Net realized and unrealized gain (loss)	.010 D	.062
Total from investment operations	.327	.258
Distributions from net investment income	(.326)	(.188)
Distributions from net realized gain	(.001)	-
Total distributions	(.327)	(.188)
Net asset value, end of period	$10.04	$10.04
Total Return E,F	3.30%	2.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.29% I
Expenses net of fee waivers, if any	.25%	.25% I
Expenses net of all reductions	.25%	.25% I
Net investment income (loss)	3.20%	3.31% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,205	$1,373
Portfolio turnover rate J	73 % K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.324	.202
Net realized and unrealized gain (loss)	.008 D	.059
Total from investment operations	.332	.261
Distributions from net investment income	(.331)	(.191)
Distributions from net realized gain	(.001)	-
Total distributions	(.332)	(.191)
Net asset value, end of period	$10.04	$10.04
Total Return E,F	3.36%	2.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25% I
Expenses net of fee waivers, if any	.20%	.20% I
Expenses net of all reductions	.20%	.20% I
Net investment income (loss)	3.25%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$270,260	$42,451
Portfolio turnover rate J	73 % K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Municipal Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Effective April 1, 2023, Conservative Income Municipal Bond share class was consolidated into Institutional Class. Institutional Class was then renamed Fidelity Conservative Income Municipal Bond Fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for overnight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,225,895
Gross unrealized depreciation	(1,780,279)
Net unrealized appreciation (depreciation)	$445,616
Tax Cost	$1,546,372,996

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(1,266,030)
Net unrealized appreciation (depreciation) on securities and other investments	$445,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(971,393)
Long-term	(294,637)
Total capital loss carryforward	$(1,266,030)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	$50,075,496	$71,521,315
Ordinary Income	148,575	-
Total	$50,224,071	$ 71,521,315

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	711,672,745	737,943,646
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.15%	1,853	1,129

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	235

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Municipal Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Municipal Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,186.10
Fidelity Conservative Income Municipal Bond Fund	1,416,266.10
Class I	5,286.15
Class Z	60,812.05
	1,483,550
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Conservative Income Municipal Bond Fund	23,564,050	80,560,000	-

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Conservative Income Municipal Bond Fund	96,728,319	(761,921)	969,217,761

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Conservative Income Municipal Bond Fund	.25%	694,323
Class I	.25%	3,461
Class Z	.20%	59,890
		757,674

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $231.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023A
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Conservative Income Municipal Bond	$ -	$862,973
Class A	37,850	3,791
Fidelity Conservative Income Municipal Bond Fund	46,005,059	70,195,185
Class I	117,620	14,244
Class Z	4,063,542	445,122
Total	$50,224,071	$71,521,315

A Distributions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023A	Year ended December 31, 2024	Year ended December 31, 2023A
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond
Shares sold	-	2,563,002	$ -	$25,637,442
Reinvestment of distributions	-	69,620	-	695,551
Shares redeemed	-	(17,197,882)	-	(172,014,003)
Net increase (decrease)	-	(14,565,260)	$-	$(145,681,010)
Class A
Shares sold	290,425	42,367	$2,917,777	$423,305
Reinvestment of distributions	3,719	379	37,350	3,791
Shares redeemed	(76,159)	(967)	(763,555)	(9,698)
Net increase (decrease)	217,985	41,779	$2,191,572	$417,398
Fidelity Conservative Income Municipal Bond Fund
Shares sold	64,746,531	155,544,691	$649,981,678	$1,554,173,088
Reinvestment of distributions	2,167,102	1,851,005	21,758,452	18,497,325
Shares redeemed	(194,393,124)	(139,088,392)	(1,949,838,923)	(1,389,471,874)
Net increase (decrease)	(127,479,491)	18,307,304	$(1,278,098,793)	$183,198,539
Class I
Shares sold	1,136,070	148,199	$11,420,114	$1,481,429
Reinvestment of distributions	11,456	1,419	115,106	14,191
Shares redeemed	(69,018)	(12,873)	(692,958)	(128,629)
Net increase (decrease)	1,078,508	136,745	$10,842,262	$1,366,991
Class Z
Shares sold	26,205,214	4,521,790	$263,401,364	$45,165,531
Reinvestment of distributions	253,406	38,853	2,545,984	388,665
Shares redeemed	(3,774,733)	(334,151)	(37,927,526)	(3,342,946)
Net increase (decrease)	22,683,887	4,226,492	$228,019,822	$42,211,250

A Share transactions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Conservative Income Municipal Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Conservative Income Municipal Bond Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends were free from federal income tax, and 44.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.25%, 0.20%, and 0.25% through April 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.967792.111
CMB-ANN-0325
Fidelity® Ohio Municipal Income Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Ohio Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 95.7%
	Principal Amount (a)	Value ($)
Ohio - 94.6%
Education - 17.1%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	710,000	678,398
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,204,870
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	2,001,050
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,041,777
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,200,499
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,304,583
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,191,983
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,153,538
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,311,931
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	591,795
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	550,785
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	780,824
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	813,381
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	861,588
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	5,000,000	4,787,214
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	890,173
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2038	1,100,000	1,170,635
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2039	775,000	824,265
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2030	300,000	329,077
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2033	300,000	328,308
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2035	300,000	326,187
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2041	300,000	319,944
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 4% 7/1/2036	400,000	400,884
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 4% 7/1/2037	450,000	450,332
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	415,370
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	762,941
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	311,601
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	415,496
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	673,922
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2035	1,550,000	1,602,117
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,657,380
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2039	2,640,000	2,797,136
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,404,013
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,464,852
Ohio St Higher Edl Fac Commn (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,975,962
Ohio St Higher Edl Fac Commn (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,087,220
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,153,135
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 4% 12/1/2033	1,155,000	1,168,252
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 4% 2/1/2036	900,000	907,383
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,375,433
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,185,566
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,045,294
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2036	1,000,000	1,044,060
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,074,504
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 2/1/2035	800,000	857,195
Ohio St Higher Edl Fac Commn (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,524,564
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,894,510
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 5% 5/1/2029	855,000	860,043
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	265,280
University Cincinnati OH Gen 5% 6/1/2032	745,000	763,548
University Cincinnati OH Gen 5% 6/1/2034	585,000	599,319
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,623,388
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,203,136
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	646,654
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	687,966
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	560,417
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,123,450
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	855,255
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,891,176
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,181,410
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,229,640
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,282,720
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	614,299
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	364,557
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2025 (Build America Mutual Assurance Co Insured)	490,000	492,724
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	532,445
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	566,262
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	596,693
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	642,408
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	254,965
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	274,110
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	286,864
		82,710,656
Electric Utilities - 4.7%
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	10,000,000	10,568,593
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,690,085
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,405,800
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	365,000	384,901
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Municipal Corp Insured)	785,000	823,183
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,044,664
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	830,000	861,460
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,014,569
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,013,788
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,010,293
		22,817,336
Escrowed/Pre-Refunded - 0.1%
Lake Cnty Ohio Hosp Facs Rev Series 2015, 5% 8/15/2027 (Pre-refunded to 8/15/2025 at 100)	770,000	777,562
General Obligations - 8.9%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	474,869
Bowling Green OH City Sch Dist Series 2024 A, 4% 10/1/2044	1,980,000	1,943,214
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	244,151
Cleveland OH Gen. Oblig. Series 2012, 5% 12/1/2025	25,000	25,034
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	260,599
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	341,413
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	392,792
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,298,303
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	661,889
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	306,901
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	273,589
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	333,230
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	303,892
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	341,119
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	361,041
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	285,261
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	595,290
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	562,940
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	560,571
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	335,095
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	305,870
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	442,992
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	551,400
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	656,837
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	869,698
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	756,103
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	6,235,000	6,243,340
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,460,000	6,812,695
Milford OH Exmp Vlg Sch Dist 3.5% 12/1/2031	500,000	500,176
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2035	1,450,000	1,512,892
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2036	1,250,000	1,301,545
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	1,430,000	1,487,063
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,824,615
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,082,914
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,077,459
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,192,434
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	800,974
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,989,352
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	2,150,000	1,753,198
		43,062,750
Health Care - 34.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	1,000,000	1,010,315
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2026	535,000	548,843
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2032	1,000,000	1,025,045
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2034	1,500,000	1,531,251
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2041	10,545,000	10,671,568
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	2,650,000	2,671,399
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 3% 11/15/2040	5,400,000	5,057,295
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,460,765
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 8/1/2036	5,000,000	5,028,092
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	807,778
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,879,763
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2026	1,750,000	1,770,783
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,742,931
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,445,947
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,071,534
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,535,350
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,483,127
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,559,567
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2014, 5% 2/1/2044	1,275,000	1,261,001
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,358,451
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,824,681
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	905,000	841,393
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,650,379
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,861,462
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	603,696
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	558,051
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	550,304
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	537,308
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	561,097
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	543,019
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	540,607
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	430,798
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	482,674
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	534,564
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,055,592
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,615,522
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,176,299
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	5,680,000	4,152,008
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,119,896
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	830,328
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	813,157
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,306,799
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,058,778
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,162,417
Ohio St Higher Edl Fac Commn (Cleveland Clinic Foundtn (The) Proj.) 3.8% 1/1/2043 (Liquidity Facility Barclays Bank PLC) VRDN (b)	18,720,000	18,720,000
Ohio St Hosp Rev (Children Hosp Med Ctr Akron,Oh Proj.) Series 2024 B, 5% tender 8/15/2054 (b)	10,000,000	10,951,809
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	7,185,000	7,007,885
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	983,361
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,051,709
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,037,260
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,087,157
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,321,912
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,512,778
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,500,000	1,966,498
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	1,000,000	933,106
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,000,000	3,890,723
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	1,580,000	1,770,683
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	254,617
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	595,466
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	274,918
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	935,826
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2039	925,000	1,005,837
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,907,368
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2032	2,550,000	2,578,366
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2033	2,460,000	2,486,259
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2034	4,450,000	4,494,872
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	315,000	287,204
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2028	5,030,000	5,100,123
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 4% 12/1/2032	1,500,000	1,510,726
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	854,893
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2031	750,000	776,671
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	206,898
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	223,944
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	241,722
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	259,085
		167,961,310
Housing - 5.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	3,040,000	3,066,757
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	6,255,000	6,145,579
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,585,754
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	425,079
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	647,066
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	693,142
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,580,000	2,653,900
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,830,000	4,019,592
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (c)	225,000	225,401
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	1,882,987
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,821,320
		24,166,577
Other - 1.8%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	850,000	786,583
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	901,370
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	344,415
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	266,384
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	559,625
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	532,454
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	425,090
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	318,268
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	529,124
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	464,028
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	421,057
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,470,201
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,698,923
		8,717,522
Special Tax - 7.0%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,420,906
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,546,959
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,250,830
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,138,537
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,322,192
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,334,571
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	630,601
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	731,459
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,119,986
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	437,078
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	379,158
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	631,518
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,415,482
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,123,409
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	653,112
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	3,956,011
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,841,871
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,442,306
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,736,180
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	992,553
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	969,324
		34,074,043
Synthetics - 1.9%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 3.9% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,370,000	9,370,000
Tobacco Bonds - 3.9%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,500,000	1,082,959
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	5,816,758
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	965,462
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	956,451
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	5,008,298
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,029,512
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,095,700
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,088,960
		19,044,100
Transportation - 3.0%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2025 (c)	1,125,000	1,125,039
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2026 (c)	710,000	720,200
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	700,000	717,426
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,944,964
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (f)	10,000,000	4,566,395
		15,074,024
Water & Sewer - 6.6%
Cleveland OH Water Pollution Control 5% 11/15/2036	450,000	454,956
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,884,482
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2029	1,900,000	2,078,364
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,388,460
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2031	1,250,000	1,406,908
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,080,211
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	225,064
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,292,556
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	649,779
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,533,878
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,164,759
Ohio Water Development Authority Series 2024 B, 5% 12/1/2035	3,665,000	4,219,209
Ohio Water Development Authority Series 2024 B, 5% 12/1/2036	5,990,000	6,869,946
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	3,065,283
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,608,869
		31,922,724
TOTAL OHIO		459,698,604
Puerto Rico - 1.1%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	1,634,241	1,105,524
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	196,906
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	628,488
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,525,565
		3,456,483
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	1,515,000	1,164,466
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	705,000	726,530
TOTAL PUERTO RICO		5,347,479
TOTAL MUNICIPAL SECURITIES (Cost $475,892,000)		465,046,083

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $17,325,224)	3.99	17,321,760	17,325,224

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $493,217,224)	482,371,307
NET OTHER ASSETS (LIABILITIES) - 0.7%	3,610,734
NET ASSETS - 100.0%	485,982,041

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,096,530 or 2.1% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	22,416,404	107,423,104	112,512,196	727,475	(2,088)	-	17,325,224	17,321,760	0.5%
Total	22,416,404	107,423,104	112,512,196	727,475	(2,088)	-	17,325,224	17,321,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	82,710,656	-	82,710,656	-
Electric Utilities	22,817,336	-	22,817,336	-
Escrowed/Pre-Refunded	777,562	-	777,562	-
General Obligations	46,519,233	-	46,519,233	-
Health Care	167,961,310	-	167,961,310	-
Housing	24,166,577	-	24,166,577	-
Other	8,717,522	-	8,717,522	-
Special Tax	35,238,509	-	35,238,509	-
Synthetics	9,370,000	-	9,370,000	-
Tobacco Bonds	19,044,100	-	19,044,100	-
Transportation	15,074,024	-	15,074,024	-
Water & Sewer	32,649,254	-	32,649,254	-

Money Market Funds	17,325,224	17,325,224	-	-
Total Investments in Securities:	482,371,307	17,325,224	465,046,083	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $475,892,000)	$465,046,083
Fidelity Central Funds (cost $17,325,224)	17,325,224

Total Investment in Securities (cost $493,217,224)		$482,371,307
Cash		100,001
Receivable for fund shares sold		472,797
Interest receivable		5,160,973
Distributions receivable from Fidelity Central Funds		51,469
Prepaid expenses		423
Other receivables		14
Total assets		488,156,984
Liabilities
Payable for fund shares redeemed	$1,504,304
Distributions payable	438,691
Accrued management fee	180,565
Other payables and accrued expenses	51,383
Total liabilities		2,174,943
Net Assets		$485,982,041
Net Assets consist of:
Paid in capital		$509,024,616
Total accumulated earnings (loss)		(23,042,575)
Net Assets		$485,982,041
Net Asset Value, offering price and redemption price per share ($485,982,041 ÷ 42,783,360 shares)		$11.36
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$15,493,096
Income from Fidelity Central Funds		727,475
Total income		16,220,571
Expenses
Management fee	$2,096,354
Transfer agent fees	84,761
Accounting fees and expenses	21,268
Custodian fees and expenses	6,789
Independent trustees' fees and expenses	1,286
Registration fees	23,481
Audit fees	54,903
Legal	5,577
Miscellaneous	2,033
Total expenses before reductions	2,296,452
Expense reductions	(12,200)
Total expenses after reductions		2,284,252
Net Investment income (loss)		13,936,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,047,679)
Fidelity Central Funds	(2,088)
Total net realized gain (loss)		(1,049,767)
Change in net unrealized appreciation (depreciation) on investment securities		(3,389,319)
Net gain (loss)		(4,439,086)
Net increase (decrease) in net assets resulting from operations		$9,497,233
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,936,319	$13,228,791
Net realized gain (loss)	(1,049,767)	(8,159,500)
Change in net unrealized appreciation (depreciation)	(3,389,319)	21,583,469
Net increase (decrease) in net assets resulting from operations	9,497,233	26,652,760
Distributions to shareholders	(13,588,075)	(13,023,068)

Share transactions
Proceeds from sales of shares	65,863,873	87,432,066
Reinvestment of distributions	8,357,968	8,233,937
Cost of shares redeemed	(88,204,413)	(126,970,252)

Net increase (decrease) in net assets resulting from share transactions	(13,982,572)	(31,304,249)
Total increase (decrease) in net assets	(18,073,414)	(17,674,557)

Net Assets
Beginning of period	504,055,455	521,730,012
End of period	$485,982,041	$504,055,455

Other Information
Shares
Sold	5,773,036	7,927,835
Issued in reinvestment of distributions	734,032	737,902
Redeemed	(7,740,879)	(11,480,668)
Net increase (decrease)	(1,233,811)	(2,814,931)

Financial Highlights
Fidelity® Ohio Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$11.14	$12.46	$12.53	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.321	.288	.251	.253	.287
Net realized and unrealized gain (loss)	(.098)	.306	(1.321)	(.064)	.235
Total from investment operations	.223	.594	(1.070)	.189	.522
Distributions from net investment income	(.312)	(.284)	(.250)	(.253)	(.287)
Distributions from net realized gain	(.001)	-	-	(.006)	(.085)
Total distributions	(.313)	(.284)	(.250)	(.259)	(.372)
Net asset value, end of period	$11.36	$11.45	$11.14	$12.46	$12.53
Total Return C	1.98%	5.43%	(8.60)%	1.52%	4.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.49%	.49%	.48%	.48%
Expenses net of all reductions	.46%	.49%	.49%	.48%	.48%
Net investment income (loss)	2.82%	2.58%	2.19%	2.02%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$485,982	$504,055	$521,730	$717,246	$702,067
Portfolio turnover rate F	19%	21%	14%	6%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Ohio Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Ohio.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,247,498
Gross unrealized depreciation	(16,477,855)
Net unrealized appreciation (depreciation)	$(10,230,357)
Tax Cost	$492,601,664

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$56,964
Capital loss carryforward	$(12,869,181)
Net unrealized appreciation (depreciation) on securities and other investments	$(10,230,357)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,133,294)
Long-term	(11,735,887)
Total capital loss carryforward	$(12,869,181)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	$13,544,965	$13,023,068
Ordinary Income	$43,110	-
Total	$13,588,075	$ 13,023,068

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	99,583,903	85,183,060
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .1016% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.0255

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Ohio Municipal Income Fund	-	20,843,438	364,428
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Ohio Municipal Income Fund	795
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $331.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $11,869.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Ohio Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Ohio Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 3.37% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Ohio Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below competitive median of the total expense asset size peer group for 2023.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540019.127
OFF-ANN-0325
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Conservative Income Municipal Bond Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 97.4%
	Principal Amount (a)	Value ($)
Alabama - 4.1%
Electric Utilities - 1.7%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,364
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.65% tender 7/15/2034 (b)	700,000	699,966
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.3% 4/1/2031 VRDN (b)(c)	800,000	800,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.3% 9/1/2031 VRDN (b)(c)	300,000	300,000
Mobile AL Indl Dev Brd Swdr (Alabama Power & Light Proj.) 4.15% 6/1/2034 VRDN (b)	1,500,000	1,500,000
		3,400,330
General Obligations - 0.2%
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	95,000	96,243
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	90,000	90,444
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	127,052
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	83,065
		396,804
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 5.02% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 2.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,000,000	1,000,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.92% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.92% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	500,000	500,000
		4,100,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	90,000	90,928
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	56,402
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	52,015
		199,345
TOTAL ALABAMA		8,396,479
Alaska - 0.8%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	120,000	122,393
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (e)	95,000	100,272
		222,665
Transportation - 0.7%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,410,000	1,425,857
TOTAL ALASKA		1,648,522
Arizona - 2.7%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.75% 5/1/2029 VRDN (b)	500,000	500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.75% 5/1/2029 VRDN (b)	400,000	400,000
		900,000
Health Care - 0.8%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	360,000	365,677
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	470,747
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	383,491
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	300,000	302,986
		1,522,901
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	851,310
Synthetics - 1.0%
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 MIZ9149, 3.94% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	500,000	500,000
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 MIZ9157, 3.94% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 XF3174, 3.94% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,300,000	1,300,000
		2,000,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	185,000	189,466
TOTAL ARIZONA		5,463,677
California - 7.2%
Resource Recovery - 1.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 4.15% tender 7/1/2051 (b)(c)	400,000	399,863
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	700,000	699,713
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 4.1% tender 10/1/2045 (b)(c)	700,000	700,015
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(f)	200,000	199,914
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.85% tender 11/1/2042 (b)(c)(f)	300,000	299,872
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(f)	300,000	299,980
		2,599,357
Synthetics - 5.8%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.92% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,005,000	2,005,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.94% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 3.94% 6/1/2062, LOC Mizuho Capital Markets LLC (b)(d)	100,000	100,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN 3.94% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	800,000	800,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.94% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	100,000	100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,100,000	2,100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.6% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,805,000	3,805,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.94% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	2,200,000	2,200,000
		11,710,000
Transportation - 0.1%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	200,000	204,988
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (c)	65,000	65,411
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (c)	30,000	30,189
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	55,000	56,372
		356,960
TOTAL CALIFORNIA		14,666,317
Colorado - 2.0%
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	400,000	399,085
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	200,000	200,138
		599,223
Synthetics - 1.5%
Colorado Health Facilities Authority Participating VRDN 3.77% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,980,000	1,980,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.92% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,100,000	1,100,000
		3,080,000
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	275,000	285,775
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	165,000	167,056
		452,831
TOTAL COLORADO		4,132,054
Connecticut - 1.2%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.1% tender 7/1/2049 (b)	510,000	508,376
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	1,100,000	1,093,377
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	260,000	257,794
		1,859,547
General Obligations - 0.3%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	105,000	106,086
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	385,000	410,002
		516,088
TOTAL CONNECTICUT		2,375,635
District Of Columbia - 0.6%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	340,000	340,805
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	235,000	240,975
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	535,000	555,472
		796,447
TOTAL DISTRICT OF COLUMBIA		1,137,252
Florida - 8.1%
General Obligations - 0.0%
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	25,000	25,346
Health Care - 0.8%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 4.2% 4/1/2049 VRDN (b)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	190,000	195,982
		1,695,982
Housing - 0.9%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	390,000	386,122
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	125,000	125,838
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	75,000	76,023
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	185,000	185,666
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	420,000	424,614
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	135,000	136,308
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	290,000	289,946
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	250,000	252,423
		1,876,940
Resource Recovery - 1.5%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	3,000,000	3,001,349
Special Tax - 1.5%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 4.4% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	3,120,000	3,120,000
Synthetics - 2.7%
Greater Orlando Aviation Auth Participating VRDN 3.76% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	300,000	300,000
Greater Orlando Aviation Auth Participating VRDN 4.5% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	175,000	175,000
Greater Orlando Aviation Auth Participating VRDN Series 2024 ZF1789, 3.76% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	300,000	300,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1740, 3.72% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,805,000	1,805,001
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1753, 3.72% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 3.87% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Miami Dade County Hsg. Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.94% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	200,000	200,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2024 XM1186, 4.22% 10/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	600,000	600,000
		5,380,001
Transportation - 0.5%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	450,000	472,147
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2025 (h)	125,000	121,206
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	345,000	357,743
		951,096
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 3.8% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (b)	400,000	400,000
TOTAL FLORIDA		16,450,714
Georgia - 2.3%
Electric Utilities - 0.7%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 4.25% 11/1/2062 VRDN (b)(c)	100,000	100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	85,000	85,014
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	155,000	156,966
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	210,000	208,425
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	200,000	201,295
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 4.3% 12/1/2037 VRDN (b)(c)	400,000	400,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	170,000	171,091
		1,322,791
General Obligations - 1.4%
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	70,000	70,194
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,932,242
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	390,000	390,698
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	76,761
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	350,000	355,147
		2,825,042
Health Care - 0.1%
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2025	150,000	150,611
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series 2023 XF3118, 3.94% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (c)	75,000	75,485
TOTAL GEORGIA		4,573,929
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	85,000	85,872
Hawaii - 0.3%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	370,000	377,915
Synthetics - 0.1%
Hawaii St Arpts Sys Rev Participating VRDN 3.92% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	200,000	200,000
TOTAL HAWAII		577,915
Illinois - 4.7%
Escrowed/Pre-Refunded - 0.4%
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2039	800,000	800,428
General Obligations - 1.4%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	255,000	258,725
Illinois St Gen. Oblig. 5% 3/1/2025	865,000	866,871
Illinois St Gen. Oblig. 5% 3/1/2026	340,000	346,146
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	87,478
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	1,090,000	1,095,128
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	129,729
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	89,441
		2,873,518
Housing - 0.2%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	90,000	91,473
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	195,000	195,266
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	100,000	101,585
		388,324
Synthetics - 1.7%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.8% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,001
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2022 XM1034, 3.74% 1/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	800,000	800,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3.94% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	700,000	700,000
		3,400,001
Transportation - 1.0%
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2025 (c)	270,000	270,007
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2025 (c)	400,000	400,013
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	910,000	944,069
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	410,000	415,408
		2,029,497
TOTAL ILLINOIS		9,491,768
Indiana - 0.6%
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	374,820
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 4.2% tender 5/1/2028 (b)(c)	300,000	299,951
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 4.2% tender 5/1/2028 (b)(c)	300,000	299,951
		599,902
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2025 (c)	105,000	105,003
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	65,000	65,902
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	130,000	133,388
		304,293
TOTAL INDIANA		1,279,015
Iowa - 0.6%
Electric Utilities - 0.6%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 4.2% 9/1/2036 VRDN (b)	400,000	400,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 4.38% 7/1/2038 VRDN (b)(c)	800,000	800,000
		1,200,000
TOTAL IOWA		1,200,000
Kentucky - 1.0%
Electric Utilities - 0.4%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	812,464
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	150,069
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.4% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
TOTAL KENTUCKY		2,062,533
Louisiana - 5.1%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	370,000	371,914
Industrial Development - 4.3%
St James Parish LA Rev (Nucor Corp Proj.) 3.92% 11/1/2040 VRDN (b)	8,695,000	8,695,001
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	280,000	283,583
New Orleans LA Aviation Board 5% 1/1/2027 (c)	315,000	323,147
New Orleans LA Aviation Board 5% 1/1/2028 (c)	595,000	617,276
		1,224,006
TOTAL LOUISIANA		10,290,921
Maryland - 1.0%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	185,000	184,990
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	495,000	496,270
Synthetics - 0.7%
Baltimore County Gen. Oblig. Participating VRDN 3.85% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.85% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.94% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	300,000	300,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.83% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
		1,300,000
TOTAL MARYLAND		1,981,260
Massachusetts - 0.5%
Education - 0.4%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (c)	510,000	510,007
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	80,000	80,654
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (c)	110,000	110,899
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (c)	65,000	65,531
		767,091
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	300,000	303,776
TOTAL MASSACHUSETTS		1,070,867
Michigan - 2.0%
Education - 0.3%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	518,171
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	720,274
General Obligations - 1.0%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	175,000	175,697
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	162,915
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	170,620
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	94,331
Lapeer MI Cmnty Schs Series 2016, 5% 5/1/2025 (State of Michigan Guaranteed)	125,000	125,736
Utica MI Cmnty Schs Series 2024, 5% 5/1/2025 (State of Michigan Guaranteed)	1,195,000	1,202,596
		1,931,895
Health Care - 0.2%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	160,000	160,764
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	270,954
		431,718
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	70,000	69,454
Synthetics - 0.1%
Michigan St Trunk Line Fd Participating VRDN Series 2024 XM1159, 4.1% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	400,000	400,000
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	55,000	55,659
TOTAL MICHIGAN		4,127,171
Minnesota - 0.5%
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.94% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	700,000	700,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2023B, 5% 1/1/2026 (c)	350,000	354,857
TOTAL MINNESOTA		1,054,857
Mississippi - 0.3%
Electric Utilities - 0.2%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.9% 11/1/2052 VRDN (b)(c)	320,000	320,000
Industrial Development - 0.1%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 4.3% 12/1/2027 VRDN (b)(c)	300,000	300,000
TOTAL MISSISSIPPI		620,000
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	150,000	154,389
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.5% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	100,000	100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.94% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
		300,000
TOTAL MISSOURI		454,389
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	660,000	651,679
Nebraska - 0.7%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	435,000	430,614
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.82% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	500,000	500,000
Transportation - 0.3%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2025 (c)	550,000	553,290
TOTAL NEBRASKA		1,483,904
Nevada - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	545,000	549,276
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	320,000	322,510
		871,786
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	260,000	269,180
TOTAL NEVADA		1,140,966
New Hampshire - 1.1%
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,902
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,137
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,498
		321,537
Resource Recovery - 0.7%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,403,628
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.92% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(g)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,225,165
New Jersey - 3.8%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	250,000	252,937
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (c)	150,000	155,030
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	415,000	428,918
		836,885
General Obligations - 2.8%
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	600,000	602,304
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	300,000	301,076
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	180,000	186,104
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	465,000	466,256
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	360,000	367,442
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	246,259
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	155,000	150,241
New Jersey Trans Trust Fund Auth 5% 6/15/2025	100,000	100,056
New Jersey Trans Trust Fund Auth 5.75% 6/15/2025	100,000	101,113
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	1,300,000	1,306,490
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	800,000	803,772
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	82,450
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	78,651
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	800,000	803,092
		5,595,306
Housing - 0.3%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (b)	550,000	559,721
Water & Sewer - 0.3%
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	600,000	602,735
TOTAL NEW JERSEY		7,594,647
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 9/15/2025 (c)	145,000	146,327
Port Auth NY & NJ Series 193, 5% 10/15/2025 (c)	265,000	267,734
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	275,000	278,343
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	565,000	579,165
		1,271,569
TOTAL NEW JERSEY,NEW YORK		1,271,569
New Mexico - 0.6%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev Series 2019 A, 5% tender 11/1/2039 (Royal Bank of Canada Guaranteed) (b)	305,000	306,072
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	755,000	746,435
Synthetics - 0.0%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.85% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	195,000	195,000
TOTAL NEW MEXICO		1,247,507
New York - 6.2%
General Obligations - 2.3%
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	1,000,000	1,002,372
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	3,665,000	3,702,498
		4,704,870
Health Care - 0.1%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2025	175,000	176,609
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	90,000	93,265
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	115,000	115,141
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	925,000	922,430
		1,130,836
Special Tax - 0.0%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	35,000	35,589
Synthetics - 2.9%
Liberty NY Dev Corp Rev Participating VRDN 3.97% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.94% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,300,000	2,300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.94% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	225,000	225,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.85% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.95% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,600,000	2,600,000
		5,825,000
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	205,000	206,020
Transportation - 0.2%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	45,000	45,525
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	330,000	338,172
		383,697
TOTAL NEW YORK		12,462,621
North Carolina - 1.7%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	500,000	499,103
Health Care - 0.2%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	335,000	335,324
Housing - 1.0%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	2,000,000	1,990,218
Transportation - 0.3%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (c)	550,000	569,841
TOTAL NORTH CAROLINA		3,394,486
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2025	25,000	25,098
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	214,207
		239,305
TOTAL NORTH DAKOTA		239,305
Ohio - 2.1%
Education - 0.0%
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	70,000	67,020
Electric Utilities - 0.9%
American Mun Pwr Rev Series 2023A, 5% 2/15/2025	55,000	55,110
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	300,000	305,843
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	493,473
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.7% 12/1/2027 (c)	525,000	519,612
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	480,000	475,822
		1,849,860
Health Care - 0.9%
Ohio St Higher Edl Fac Commn Healthcare Rev (Ashtabula County Med Ctr, OH Proj.) 5% 1/1/2025	200,000	200,003
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 4.13% 1/15/2033 VRDN (b)	500,000	500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 4.13% 1/15/2045 VRDN (b)	900,000	900,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2025	215,000	215,011
		1,815,014
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	130,000	133,350
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2025	105,000	105,228
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	95,000	96,731
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	98,719
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	63,524
		258,974
TOTAL OHIO		4,229,446
Oklahoma - 1.2%
General Obligations - 0.8%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	698,951
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2025	500,000	502,212
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	536,691
		1,737,854
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 4.24% 8/15/2031 VRDN (b)	625,000	625,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	114,268	114,268
TOTAL OKLAHOMA		2,477,122
Oregon - 0.5%
Synthetics - 0.4%
Port of Portland Arpt Rev Participating VRDN Series 2022 XF1353, 4.2% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	800,000	800,000
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2025 (c)	295,000	296,881
TOTAL OREGON		1,096,881
Pennsylvania - 7.5%
General Obligations - 1.4%
Pennsylvania St 5% 9/1/2026	780,000	805,611
Pennsylvania St 5% 9/1/2027	1,820,000	1,918,864
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	206,083
		2,930,558
Health Care - 1.8%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	410,000	422,902
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2025	195,000	196,198
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.4% 9/1/2050 VRDN (b)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2025	275,000	276,689
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	512,131
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.4% 9/1/2050 VRDN (b)	1,450,000	1,450,000
		3,657,920
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (c)	15,000	15,033
Resource Recovery - 4.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	3,200,000	3,200,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.85% tender 4/1/2034 (b)(c)	500,000	499,786
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 4.15% tender 4/1/2049 (b)(c)	400,000	399,863
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.85% tender 4/1/2049 (b)(c)	300,000	299,871
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	601,851
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,013,049
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	1,600,000	1,599,748
		8,614,168
TOTAL PENNSYLVANIA		15,217,679
Rhode Island - 0.6%
Education - 0.5%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2025	500,000	506,707
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	361,428
		868,135
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	300,000	301,679
TOTAL RHODE ISLAND		1,169,814
South Carolina - 0.3%
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2025	350,000	354,570
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.99% 4/1/2030 VRDN (b)(c)	300,000	300,000
TOTAL SOUTH CAROLINA		654,570
Tennessee - 1.3%
Health Care - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.75% 5/1/2039 VRDN (b)	1,100,000	1,100,000
Housing - 0.7%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	910,000	911,835
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	335,000	330,221
		1,242,056
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Health & Edl Facilites Board Participating VRDN Series 2024 MIZ9163, 3.94% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (c)	80,000	78,834
TOTAL TENNESSEE		2,620,890
Texas - 16.1%
Education - 0.5%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,012,038
Electric Utilities - 0.2%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	50,000	51,018
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.47% tender 2/1/2048 (b)(i)	455,000	454,894
		505,912
General Obligations - 4.0%
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	800,000	794,277
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	175,000	178,365
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2025	610,000	611,296
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2025	1,000,000	1,002,126
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	1,000,000	1,021,435
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,041,024
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	585,000	583,920
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	435,000	435,080
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	235,000	236,471
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	630,000	625,087
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	640,000	640,870
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	110,000	110,704
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	445,000	442,934
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	237,475
		7,961,064
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	155,000	152,892
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	225,000	229,482
		382,374
Housing - 1.8%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	1,005,000	989,247
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (b)	300,000	299,851
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	385,000	380,006
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	190,000	191,986
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	110,000	111,844
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (b)	445,000	446,663
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (b)	500,000	499,963
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	510,000	509,869
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	130,000	130,284
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	30,000	30,029
		3,589,742
Industrial Development - 4.9%
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 0% 12/1/2027 VRDN (b)(c)	5,600,000	5,600,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.45% 11/1/2040 VRDN (b)	2,950,000	2,950,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.38% 11/1/2040 VRDN (b)	1,100,000	1,100,000
		9,650,000
Resource Recovery - 2.7%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(c)	4,105,000	4,105,896
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 4.125% tender 5/1/2046 (b)(c)	600,000	600,037
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4.125% tender 7/1/2040 (b)(c)	400,000	400,024
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	300,828
		5,406,785
Synthetics - 0.8%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.94% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Ep Machuca Lp Participating VRDN Series 2022 MIZ9104, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	200,000	200,000
Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 3.94% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	1,300,000	1,300,000
		1,700,000
Transportation - 0.5%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	105,000	106,299
City of Houston TX Airport System Revenue 5% 7/1/2025 (c)	500,000	503,187
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2025 (c)	250,000	251,580
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (c)	235,000	239,821
North TX Twy Auth Rev 5% 1/1/2026	65,000	66,233
		1,167,120
Water & Sewer - 0.5%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	1,000,000	951,070
TOTAL TEXAS		32,326,105
Utah - 0.2%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	160,000	163,420
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (b)	235,000	235,925
Transportation - 0.0%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (c)	40,000	40,245
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	60,000	61,932
		102,177
TOTAL UTAH		501,522
Virginia - 1.7%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	135,000	136,542
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	400,000	400,147
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	475,000	473,430
Synthetics - 1.2%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.92% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,000,000	2,000,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.85% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
		2,400,000
TOTAL VIRGINIA		3,410,119
Washington - 1.2%
Escrowed/Pre-Refunded - 0.1%
State of Washington Gen. Oblig. Series R 2015E, 5% 7/1/2025 (Pre-refunded to 1/1/2025 at 100)	270,000	269,999
Housing - 0.6%
King Cnty Wash Hsg Auth Rev (Overlake Tod Housing Lp Proj.) 3.7% 1/1/2043, LOC Bank of America NA VRDN (b)(c)	700,000	700,000
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	81,902
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	135,000	137,777
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (b)	200,000	200,051
		1,119,730
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2025	120,000	120,176
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	250,000	257,839
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (c)	150,000	151,096
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	95,000	97,013
		626,124
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	325,000	314,141
TOTAL WASHINGTON		2,329,994
West Virginia - 0.2%
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 4.21% 6/1/2033 VRDN (b)	350,000	350,000
Wisconsin - 2.2%
Education - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	360,000	364,315
Escrowed/Pre-Refunded - 0.4%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	893,868
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	181,007
Health Care - 0.8%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	330,000	337,458
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2025	400,000	400,541
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2026	400,000	405,321
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2028	525,000	546,448
		1,689,768
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	115,000	115,310
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	340,000	345,691
Transportation - 0.4%
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2025 (c)	800,000	812,398
TOTAL WISCONSIN		4,402,357
Wyoming - 0.8%
Electric Utilities - 0.8%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.85% 11/1/2025 VRDN (b)(c)	900,000	900,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.45% 11/1/2025 VRDN (b)(c)	700,000	700,000
		1,600,000
TOTAL WYOMING		1,600,000
TOTAL MUNICIPAL SECURITIES (Cost $197,313,979)		197,239,495

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $5,926,511)	3.99	5,925,326	5,926,511

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $203,240,490)	203,166,006
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(678,190)
NET ASSETS - 100.0%	202,487,816

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,331,561 or 0.7% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,314,268 or 2.6% of net assets.

(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN 3.94% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	6/22/23	800,000

Ep Machuca Lp Participating VRDN Series 2022 MIZ9104, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	200,000

Miami Dade County Hsg. Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.94% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/22	200,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.92% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	500,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.94% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.94% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	114,268

Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 3.94% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	4,769,000	44,637,206	43,480,179	171,743	484	-	5,926,511	5,925,326	0.2%
Total	4,769,000	44,637,206	43,480,179	171,743	484	-	5,926,511	5,925,326

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	6,293,202	-	6,293,202	-
Electric Utilities	13,208,615	-	13,208,615	-
Escrowed/Pre-Refunded	2,863,545	-	2,863,545	-
General Obligations	33,962,237	-	33,962,237	-
Health Care	14,820,936	-	14,820,936	-
Housing	17,269,416	-	17,269,416	-
Industrial Development	21,616,822	-	21,616,822	-
Resource Recovery	21,625,189	-	21,625,189	-
Special Tax	3,459,365	-	3,459,365	-
Synthetics	45,004,270	-	45,004,270	-
Tobacco Bonds	206,020	-	206,020	-
Transportation	14,183,613	-	14,183,613	-
Water & Sewer	2,726,265	-	2,726,265	-

Money Market Funds	5,926,511	5,926,511	-	-
Total Investments in Securities:	203,166,006	5,926,511	197,239,495	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $197,313,979)	$197,239,495
Fidelity Central Funds (cost $5,926,511)	5,926,511

Total Investment in Securities (cost $203,240,490)		$203,166,006
Cash		888
Receivable for fund shares sold		566,580
Interest receivable		1,769,945
Distributions receivable from Fidelity Central Funds		13,556
Other receivables		6
Total assets		205,516,981
Liabilities
Payable for investments purchased
Regular delivery	$2,000,000
Delayed delivery	223,326
Payable for fund shares redeemed	235,306
Distributions payable	570,533
Total liabilities		3,029,165
Net Assets		$202,487,816
Net Assets consist of:
Paid in capital		$202,552,120
Total accumulated earnings (loss)		(64,304)
Net Assets		$202,487,816
Net Asset Value, offering price and redemption price per share ($202,487,816 ÷ 20,206,750 shares)		$10.02
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$6,130,936
Income from Fidelity Central Funds		171,743
Total income		6,302,679
Expenses
Independent trustees' fees and expenses	$462
Miscellaneous	1,323
Total expenses		1,785
Net Investment income (loss)		6,300,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,418
Fidelity Central Funds	484
Total net realized gain (loss)		15,902
Change in net unrealized appreciation (depreciation) on investment securities		(4,907)
Net gain (loss)		10,995
Net increase (decrease) in net assets resulting from operations		$6,311,889
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,300,894	$5,078,152
Net realized gain (loss)	15,902	11,249
Change in net unrealized appreciation (depreciation)	(4,907)	923,978
Net increase (decrease) in net assets resulting from operations	6,311,889	6,013,379
Distributions to shareholders	(6,353,040)	(5,042,075)

Share transactions
Proceeds from sales of shares	123,183,009	82,385,493
Reinvestment of distributions	51	54
Cost of shares redeemed	(83,121,541)	(70,014,809)

Net increase (decrease) in net assets resulting from share transactions	40,061,519	12,370,738
Total increase (decrease) in net assets	40,020,368	13,342,042

Net Assets
Beginning of period	162,467,448	149,125,406
End of period	$202,487,816	$162,467,448

Other Information
Shares
Sold	12,295,472	8,257,635
Issued in reinvestment of distributions	5	5
Redeemed	(8,297,487)	(7,020,759)
Net increase (decrease)	3,997,990	1,236,881

Financial Highlights
Fidelity Flex® Conservative Income Municipal Bond Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.96	$10.03	$10.04	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.345	.320	.118	.052	.121
Net realized and unrealized gain (loss)	.003	.057	(.069)	(.007)	.026
Total from investment operations	.348	.377	.049	.045	.147
Distributions from net investment income	(.347)	(.316)	(.119)	(.054)	(.125)
Distributions from net realized gain	(.001)	(.001)	-	(.001)	(.002)
Total distributions	(.348)	(.317)	(.119)	(.055)	(.127)
Net asset value, end of period	$10.02	$10.02	$9.96	$10.03	$10.04
Total Return C	3.53%	3.85%	.49%	.45%	1.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	.02%	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.45%	3.21%	1.19%	.52%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$202,488	$162,467	$149,125	$145,602	$80,067
Portfolio turnover rate G	67%	78%	58%	44%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for overnight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$233,550
Gross unrealized depreciation	(288,652)
Net unrealized appreciation (depreciation)	$(55,102)
Tax Cost	$203,221,108

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$(55,102)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	$6,333,200	$5,026,343
Ordinary Income	-	15,732
Long-term Capital Gains	19,840	-
Total	$6,353,040	$ 5,042,075

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	89,472,180	71,016,244
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Conservative Income Municipal Bond Fund	3,310,307	1,700,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Flex Conservative Income Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Conservative Income Municipal Bond Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $9,307, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 37.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9884863.107
XCB-ANN-0325
Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Annual Report
December 31, 2024
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 90.5%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Education - 0.4%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	288,124
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	326,551
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	107,220
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	77,149
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	163,633
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	266,912
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	390,432
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	432,801
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	414,395
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	411,886
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	573,786
		3,452,889
General Obligations - 1.1%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	1,190,000	1,232,795
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,146,781
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	100,000	102,299
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,095,000	1,096,521
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,760,000	6,123,279
		9,701,675
Health Care - 0.0%
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	425,000	157,250
TOTAL ALABAMA		13,311,814
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	150,000	145,425
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	871,514
		1,016,939
TOTAL ALASKA		1,016,939
Arizona - 2.4%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	450,000	247,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	290,000	159,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	565,000	310,750
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	100,000	103,133
		820,883
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,010,000	1,104,263
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	545,000	556,457
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,017,675
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	563,883
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	378,747
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,129,425
		3,646,187
Health Care - 0.6%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2028	1,000,000	1,057,058
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,645,269
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	9,837
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	9,102
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	715,856
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	678,967
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	400,984
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	300,000	268,582
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	300,000	244,923
		5,030,578
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	401,536	380,355
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(f)	3,220,000	3,282,896
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	2,190,000	2,203,605
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(f)	925,000	923,755
		6,410,256
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	238,171
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	349,525
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	442,592
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	539,407
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	726,092
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	387,525
		2,683,312
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (f)	300,000	312,704
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,065,247
TOTAL ARIZONA		21,453,785
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	88,133
California - 5.5%
Education - 0.0%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	65,000	77,770
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	136,086
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	207,215
		421,071
Electric Utilities - 0.4%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,652,555
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,136,388
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,013,436
		3,802,379
General Obligations - 1.9%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,225,000	1,298,206
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,265,039
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	319,267
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2035	1,000,000	1,141,364
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	239,943
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	336,065
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	1,030,000	623,954
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,265,000	1,779,517
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,030,543
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,892,177
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,436,204
		16,362,279
Health Care - 0.1%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	27,393	23,284
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	117,552
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	235,031
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	192,697
		568,564
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	339,357	323,264
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,274,337	1,303,126
		1,626,390
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	225,000	200,734
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	10,435,000	1,103,760
Transportation - 2.6%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (g)	475,000	129,768
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (f)	5,000,000	5,440,221
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (f)	680,000	741,167
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (f)	2,000,000	2,083,480
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (f)	2,200,000	2,280,995
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (f)	175,000	179,292
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (f)	110,000	110,918
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (f)	105,000	107,464
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (f)	815,000	831,190
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (f)	830,000	857,170
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (f)	1,105,000	1,153,955
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (f)	740,000	781,373
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	2,240,000	2,394,803
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (f)	560,000	578,332
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (f)	3,000,000	3,063,749
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (f)	1,400,000	1,513,192
		22,247,069
Water & Sewer - 0.2%
San Diego County Water Authority 5% 5/1/2047	635,000	689,650
San Diego County Water Authority 5% 5/1/2052	1,080,000	1,164,074
		1,853,724
TOTAL CALIFORNIA		48,185,970
Colorado - 1.8%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	210,000	203,651
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	255,000	251,467
		455,118
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,672
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	50,000	50,533
		91,205
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority 4% 9/1/2035 (Pre-refunded to 9/1/2026 at 100)	35,000	35,467
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	20,000	20,668
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	822,771
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	210,000	222,945
		1,101,851
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	112,585
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	190,000	196,020
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	201,484
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	375,000	412,456
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	988,999
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	600,000	465,743
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,534,641
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	845,000	867,685
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	110,000	113,415
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	435,000	441,444
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	275,000	283,659
		5,505,546
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	30,000	30,189
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	10,000	10,061
		40,250
Special Tax - 0.2%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	496,162
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	781,030
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	220,000	237,040
Vauxmont Metropolitan District 5% 12/15/2025 (Assured Guaranty Municipal Corp Insured)	40,000	40,672
		1,554,904
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (f)	50,000	51,394
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (f)	1,125,000	1,217,280
		1,268,674
Water & Sewer - 0.6%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,151,290
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,263,953
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	1,820,000	1,930,377
		5,345,620
TOTAL COLORADO		15,475,753
Connecticut - 4.7%
Education - 1.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	324,499
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	231,796
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	369,539
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	976,042
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	970,990
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	390,000	389,830
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	575,747
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	432,517
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	215,000	213,758
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	687,585
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,124,143
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,152,331
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,025,577
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	737,078
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	455,611
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	492,551
		10,159,594
General Obligations - 1.5%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	329,220
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	874,962
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	544,859
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 1/1/2025 (Build America Mutual Assurance Co Insured)	760,000	760,049
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2025 (Build America Mutual Assurance Co Insured)	1,445,000	1,459,485
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	303,763
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	250,697
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	533,782
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	444,378
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	439,567
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	556,711
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	391,311
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	275,988
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	330,142
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	545,649
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	541,273
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	716,887
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	210,000	212,561
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	100,000	101,361
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	117,981
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	300,000	310,720
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,066,926
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,726,413
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	189,280
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	128,458
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	90,000	91,422
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	98,274
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	140,000	142,223
		13,484,342
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(e)	130,000	84,500
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	777,591
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	483,434
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	245,007
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	808,285
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	807,578
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	330,000	338,257
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	761,275
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	763,728
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,021,359
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	404,368
		6,495,382
Housing - 0.4%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	215,000	209,466
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 11/15/2025 (f)	300,000	303,342
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2025 (f)	400,000	401,847
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (f)	425,000	432,372
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	206,114
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	240,472
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	232,363
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	133,948
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	187,250
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	228,287
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	236,534
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	239,647
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	399,322
		3,450,964
Special Tax - 0.8%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,547,274
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,089,560
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,577,795
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (e)	150,000	159,510
		7,374,139
TOTAL CONNECTICUT		40,964,421
District Of Columbia - 0.4%
Special Tax - 0.0%
Washington Convention & Sports Authority 5% 10/1/2025	100,000	101,369
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (f)	440,000	451,187
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (f)	110,000	114,209
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (f)	55,000	57,707
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (f)	70,000	70,725
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	196,844
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	1,000,000	1,037,845
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	890,000	667,400
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	1,071,698
		3,667,615
TOTAL DISTRICT OF COLUMBIA		3,768,984
Florida - 3.5%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	525,845
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	834,865
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	551,611
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	760,661
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (e)	1,000,000	1,000,982
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	30,000	31,062
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	60,000	61,686
		3,766,712
Electric Utilities - 0.4%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Municipal Corp Insured)	175,000	190,620
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Municipal Corp Insured)	300,000	329,820
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Municipal Corp Insured)	475,000	518,398
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Municipal Corp Insured)	425,000	462,235
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Municipal Corp Insured)	475,000	511,119
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	450,000	481,467
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	400,000	427,732
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	400,000	428,545
		3,349,936
General Obligations - 0.0%
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2028	290,000	291,544
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2026	10,000	10,198
		301,742
Health Care - 0.8%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	255,000	258,853
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	977,778
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	781,077
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,522
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	485,000	355,608
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	99,917
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	719,597
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	790,000	868,906
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	680,289
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,826
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	184,090
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	214,540
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	327,790
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	400,521
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	413,064
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	409,930
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	5,000	5,104
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	101,018
		7,319,430
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	300,000	304,092
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	80,000	80,071
		384,163
Special Tax - 0.2%
Tampa FL Tax Alloc 0% 9/1/2034 (g)	700,000	471,364
Tampa FL Tax Alloc 0% 9/1/2035 (g)	750,000	481,868
Tampa FL Tax Alloc 0% 9/1/2036 (g)	800,000	490,327
		1,443,559
Transportation - 1.7%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (f)	1,365,000	1,382,724
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (f)	1,000,000	1,016,667
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (f)	1,910,000	1,975,201
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (f)	1,000,000	1,013,822
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	105,000	105,963
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	80,000	80,713
Greater Orlando Aviation Auth 5% 10/1/2031 (f)	125,000	128,739
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (f)	300,000	303,352
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (f)	300,000	316,424
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (f)	430,000	447,389
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (f)	1,620,000	1,645,087
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (f)	2,750,000	2,825,099
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2040	300,000	296,184
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2025	245,000	248,537
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	145,000	148,276
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027 (f)	620,000	625,192
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2025	395,000	395,435
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (f)	735,000	795,328
		13,750,132
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	171,230
TOTAL FLORIDA		30,486,904
Georgia - 4.2%
Education - 0.4%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	38,733
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2025	180,000	182,297
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2034	1,000,000	1,096,138
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,360,277
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	531,462
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	145,447
		3,354,354
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	360,000	360,061
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	610,000	401,969
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	405,330
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	410,000	414,428
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	473,238
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	385,000	380,715
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	456,896
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	225,365
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	200,000	200,009
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	165,000	167,793
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	425,000	432,990
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	400,000	422,052
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	58,295
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	360,000	388,238
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	330,000	355,346
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	280,000	301,506
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	395,478
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	655,538
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	182,712
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	172,437
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	200,000	197,914
		7,048,310
General Obligations - 2.6%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	12,000,000	12,085,228
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	3,595,000	3,609,896
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,000,000	1,054,218
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	3,940,000	4,131,342
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	439,779
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	575,757
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	1,000,000	1,062,051
		22,958,271
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	220,129
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,493,969
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,400
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	5,000	4,997
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	195,000	195,184
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	198,254
		2,116,933
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (f)	520,000	552,515
Atlanta GA Arpt Rev 5% 7/1/2025 (f)	60,000	60,388
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,100,328
		1,713,231
TOTAL GEORGIA		37,191,099
Hawaii - 1.2%
General Obligations - 0.9%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,214
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,080,123
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,491,160
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,664,637
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,213,611
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,437,803
		7,892,548
Transportation - 0.2%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (f)	350,000	362,283
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (f)	1,245,000	1,297,948
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (f)	40,000	39,331
		1,699,562
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038 (h)	455,000	511,614
TOTAL HAWAII		10,103,724
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	10,000	10,013
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	678,744
TOTAL IDAHO		688,757
Illinois - 9.9%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	634,538
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,290
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,800
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	53,945
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	289,953
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	97,138
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2025	200,000	202,131
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2026	200,000	205,496
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	200,000	213,701
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	200,000	208,882
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	363,647
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	240,029
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	224,913
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	439,297
Univ IL Brd Trustees Cfts Partn (University of Illinois Proj.) Series A, 5% 10/1/2026	15,000	15,018
University of Illinois Series 2018A, 5% 4/1/2030	100,000	105,530
		3,335,308
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	10,000	10,286
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	45,000	46,287
		56,573
General Obligations - 4.7%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,158
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	357,983
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	163,123
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	152,780
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	415,868
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	128,843
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	102,684
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	564,519
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	935,179
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,044,172
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	942,943
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	215,000	217,343
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	409,496
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	646,948
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,139,682
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	372,622
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	461,486
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	515,055
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	180,000	181,100
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	91,302
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	91,845
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,071
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	2,041,837
Illinois St Gen. Oblig. 5% 2/1/2026	400,000	406,748
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	279,020
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	690,538
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,861,252
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	5,000	5,078
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	888,317
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	1,500,000	1,588,895
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	20,000	20,202
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	713,586
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	488,502
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,074,692
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	720,394
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,340,830
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,722,986
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	758,623
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	559,702
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	496,575
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	363,709
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,791,669
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 0% 2/1/2025 (Assured Guaranty Municipal Corp Insured) (g)	315,000	314,068
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 Series 2015, 4% 2/1/2030	800,000	800,469
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	708,489
		40,632,383
Health Care - 1.1%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	349,654
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	50,000	51,418
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	35,000	35,868
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	631,395
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	492,722
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	1,000,000	1,028,536
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	235,000	210,007
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	707,548
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	790,000	799,376
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	150,000	151,509
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,170
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	60,000	56,561
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2026	35,000	35,269
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	256,292
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	35,000	33,633
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,128,935
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	226,379
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	564,714
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,200,438
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	899,875
		9,870,299
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	100,532
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	525,000	512,355
		612,887
Special Tax - 2.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,571,768
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,217,479
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (g)	420,000	273,997
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	1,200,000	1,064,592
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (g)	30,000	22,915
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	240,000	160,930
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	2,280,000	1,463,013
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (g)	1,725,000	893,856
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	610,000	273,079
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (g)	1,680,000	710,145
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	155,000	56,027
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,553,311
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	1,730,000	1,771,777
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1994 A &B, 0% 6/15/2025 (g)	25,000	24,619
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	1,060,305
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,094,836
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,262,347
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,085,905
		23,560,901
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series A, 4% 1/1/2033 (f)	305,000	304,173
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	200,000	199,921
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	50,000	51,185
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (f)	1,850,000	1,932,075
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,107,836
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (f)	300,000	321,300
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (f)	665,000	701,443
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (f)	1,715,000	1,868,077
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (f)	50,000	50,650
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (f)	600,000	601,033
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	105,000	110,143
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	235,477
		7,483,313
TOTAL ILLINOIS		85,551,664
Indiana - 1.6%
Education - 0.6%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,182,667
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,093,769
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,061,008
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	196,531
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	111,029
		4,645,004
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	50,000	48,049
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(f)	100,000	96,341
		144,390
General Obligations - 0.4%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,095,301
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	942,991
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,259,596
		3,297,888
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	128,546
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,885,000	1,751,489
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	51,279
		1,931,314
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	985,000	957,220
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	85,000	83,216
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2025	690,000	695,473
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	225,000	223,992
		1,959,901
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(f)	695,000	704,054
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	378,299
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,073,759
TOTAL INDIANA		14,134,609
Iowa - 0.3%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (f)	155,000	159,809
Tobacco Bonds - 0.3%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	35,000	33,729
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	413,489
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	257,888
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	521,993
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	633,071
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	745,884
		2,606,054
TOTAL IOWA		2,765,863
Kentucky - 1.3%
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	1,000,000	950,676
General Obligations - 0.9%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	1,505,000	1,510,078
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	791,671
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	849,481
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	636,762
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	82,116
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	89,836
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	20,000	21,028
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	15,000	15,763
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	20,000	21,019
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,481
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,471
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,050,462
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2018, 5% 4/1/2025	175,000	175,739
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	603,206
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	159,695
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,453,769
		7,481,577
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	165,891
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2025	280,000	280,186
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	300,000	289,811
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	370,000	321,974
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	368,215
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	70,000	71,375
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	70,000	71,823
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	85,000	90,357
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	960,223
		2,619,855
TOTAL KENTUCKY		11,052,108
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,510
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	172,870
		188,380
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,412
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	100,000	105,001
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	118,738
		419,151
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	230,000	247,564
Transportation - 0.3%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (f)	2,000,000	2,010,334
TOTAL LOUISIANA		2,865,429
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,333
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,673,463
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	73,676
TOTAL MAINE		1,757,472
Maryland - 1.4%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	385,259
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	780,735
		1,165,994
General Obligations - 0.6%
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	804,570
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2025	1,610,000	1,633,003
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,706,996
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,033,223
		5,177,792
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	796,669
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	1,026,811
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	681,716
		2,505,196
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	425,000	420,795
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	121,887
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	55,000	55,037
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	100,000	98,140
		695,859
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	174,977
Transportation - 0.3%
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	2,000,000	2,135,384
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2025 (f)	510,000	512,756
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (f)	230,000	234,044
		2,882,184
TOTAL MARYLAND		12,602,002
Massachusetts - 2.9%
Education - 1.1%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,438,746
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2043	180,000	181,201
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	236,515
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	249,032
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	314,303
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	325,428
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	336,362
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	346,807
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	377,376
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	348,615
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	395,301
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	446,628
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,798
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	331,181
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,067,714
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	275,640
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	2,400,000	2,788,012
		9,499,659
General Obligations - 0.7%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,069,957
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,189,570
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	345,000	357,971
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,718,298
		6,335,796
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	125,000	126,012
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	169,227
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	204,012
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	38,278
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	197,466
		734,995
Housing - 0.0%
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 3% 6/1/2047	585,000	571,751
Special Tax - 0.6%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	901,739
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	360,895
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	525,098
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,304,122
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	1,860,000	1,940,705
		5,032,559
Transportation - 0.4%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (f)	230,000	233,666
Massachusetts St Port Auth Rev 5% 7/1/2041 (f)	1,000,000	1,042,835
Massachusetts St Port Auth Rev 5% 7/1/2046 (f)	290,000	299,597
Massachusetts St Port Auth Rev 5% 7/1/2051 (f)	1,000,000	1,028,041
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (f)	500,000	516,640
		3,120,779
TOTAL MASSACHUSETTS		25,295,539
Michigan - 1.0%
Education - 0.5%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	670,002
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	741,008
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	693,612
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	533,536
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,000,000	1,053,606
		3,691,764
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	180,000	186,039
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	292,427
		478,466
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	128,934
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	60,000	60,083
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	269,724
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	304,803
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 4% 5/15/2036	185,000	181,803
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2025	570,000	578,670
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	164,345
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	55,000	56,674
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	443,058
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,409
		2,198,503
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	450,000	445,854
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	380,319
		826,173
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	50,000	51,536
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	119,905
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,148,455
		1,268,360
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (f)	85,000	88,667
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	45,000	46,926
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (f)	150,000	151,859
		287,452
Water & Sewer - 0.0%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	200,000	206,199
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	102,541
		308,740
TOTAL MICHIGAN		9,110,994
Minnesota - 0.9%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	513,905
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	29,396
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	282,370
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,195,592
		5,021,263
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	2,053,640
Health Care - 0.0%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	220,000	221,957
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,425
		282,382
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	145,000	153,833
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (f)	210,000	223,592
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (f)	520,000	548,319
		771,911
TOTAL MINNESOTA		8,283,029
Mississippi - 0.1%
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	80,000	82,394
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	240,000	234,183
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2025	750,000	755,004
		989,187
TOTAL MISSISSIPPI		1,071,581
Missouri - 0.7%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,075,853
Health Care - 0.4%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	237,703
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	107,542
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) 5% 11/15/2043	1,000,000	1,023,118
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	25,000	24,451
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.25% 9/1/2053	1,240,000	1,215,064
		2,607,878
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,018
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	395,000	385,417
		395,435
Transportation - 0.1%
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	570,000	588,444
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,187,983
TOTAL MISSOURI		5,855,593
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	448,979
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,730
		479,709
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	10,000	10,028
TOTAL MONTANA		489,737
Nebraska - 1.0%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	190,348
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	850,000	850,928
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,290,000	2,407,778
		3,258,706
Housing - 0.6%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (f)	30,000	29,869
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (f)	45,000	44,718
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	555,000	549,780
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2025 (f)	1,090,000	1,091,935
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2026 (f)	1,100,000	1,116,065
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (f)	400,000	416,474
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2025 (f)	1,105,000	1,113,837
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (f)	1,140,000	1,164,312
		5,526,990
TOTAL NEBRASKA		8,976,044
Nevada - 1.6%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	3,035,200
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	973,711
		4,008,911
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,660,000	1,610,739
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	205,000	205,169
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	25,000	25,035
		1,840,943
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	197,190
Transportation - 1.0%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (f)	3,500,000	3,700,099
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (f)	4,000,000	4,201,011
		7,901,110
TOTAL NEVADA		13,948,154
New Hampshire - 0.7%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (f)	550,000	563,092
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	490,000	384,947
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,514,291
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	107,680
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	103,148
		2,110,066
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	217,152	215,560
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,599,186	1,513,308
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,455,717	1,403,303
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	711,457
		3,843,628
TOTAL NEW HAMPSHIRE		6,516,786
New Jersey - 5.7%
Education - 1.5%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	221,202
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	765,751
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	599,612
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	624,660
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	702,910
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	751,437
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	913,475
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (f)	530,000	542,533
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (f)	500,000	505,649
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (f)	485,000	496,469
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (f)	850,000	878,506
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (f)	60,000	60,678
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (f)	40,000	41,341
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (f)	235,000	237,655
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (f)	205,000	209,848
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (f)	145,000	149,863
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (f)	3,780,000	3,992,625
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (f)	1,170,000	1,239,548
		12,933,762
Escrowed/Pre-Refunded - 0.1%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	506,776
General Obligations - 3.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	91,046
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	434,510
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	308,900
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	186,572
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	378,908
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	595,495
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	376,939
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	36,549
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	42,445
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	824,151
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	1,890,000	1,895,107
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	506,904
New Jersey St Gen. Oblig. 5% 6/1/2029	205,000	221,876
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	250,000	226,638
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	780,000	563,706
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	143,105
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	184,255
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,482,027
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,882,483
New Jersey Trans Trust Fund Auth 5% 6/15/2025	100,000	100,056
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	323,963
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,094,151
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	222,504
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,690,100
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,421,947
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,984,837
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,874
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,057,394
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050 (Pre-refunded to 12/15/2028 at 100)	70,000	75,477
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	714,496
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,334,921
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	950,749
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	277,972
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,595,356
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	523,987
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	551,858
		28,407,258
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	100,000	78,815
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	89,058
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	40,000	40,252
		208,125
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,962,645
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	465,000	464,373
		2,427,018
Transportation - 0.6%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	163,594
New Jersey Turnpike Authority 5% 1/1/2028	170,000	171,761
New Jersey Turnpike Authority 5% 1/1/2028	840,000	889,794
New Jersey Turnpike Authority Series 2015 E, 5% 1/1/2034	190,000	190,000
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,599,022
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,974,199
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036	450,000	492,972
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	160,406
		5,641,748
TOTAL NEW JERSEY		50,124,687
New Jersey,New York - 0.5%
Education - 0.4%
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	3,150,000	3,505,361
Transportation - 0.1%
Port Auth NY & NJ Series 202, 5% 10/15/2029 (f)	500,000	513,201
TOTAL NEW JERSEY,NEW YORK		4,018,562
New Mexico - 0.2%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (f)	1,045,000	1,066,915
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (f)	350,000	360,819
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2029 (f)	150,000	156,968
		1,584,702
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	10,000	10,275
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	5,000	5,073
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	5,000	5,004
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	14,571
		34,923
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	30,000	29,909
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	105,000	105,057
		134,966
TOTAL NEW MEXICO		1,754,591
New York - 9.1%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015B, 4% 7/1/2035	5,000	5,005
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,328,299
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	114,372
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	316,138
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	296,630
		2,060,444
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	500,000	482,133
General Obligations - 0.4%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,052,780
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,240,122
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	712,121
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	545,176
		3,550,199
Health Care - 0.2%
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	400,000	399,557
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2037	350,000	338,997
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2039	700,000	667,880
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	604,852
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	100,000	88,781
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	100,000	84,241
		2,184,308
Housing - 1.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	1,485,000	1,489,752
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	2,570,000	2,586,297
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	90,000	88,820
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	155,000	145,913
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,105,000	1,032,954
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	3,120,000	3,126,848
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	385,000	378,483
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	165,000	162,330
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	524,743
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,075,000	2,010,367
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (f)	15,000	14,853
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2025 (f)	765,000	773,414
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	835,000	814,486
		13,149,260
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	99,999
Other - 0.4%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	690,012
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	715,958
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	998,238
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	293,409
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	734,801
		3,432,418
Special Tax - 3.3%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,102,965
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,286,882
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,364,310
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,304,493
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	820,831
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	800,605
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	815,685
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,014,642
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	1,009,083
New York State Dormitory Authority Series 2024A, 5.25% 3/15/2052	3,550,000	3,864,126
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	1,006,577
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,400,657
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,312,706
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,181,227
		28,284,789
Transportation - 2.7%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,943,935
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	141,715
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	120,000	120,605
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2025	1,635,000	1,659,916
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,326,643
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	325,000	340,612
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,365,173
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	101,746
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,021,081
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (f)	1,000,000	1,022,538
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (f)	380,000	404,560
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (f)	590,000	626,006
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (f)	645,000	681,631
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (f)	325,000	342,196
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (f)	220,000	230,931
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (f)	590,000	619,006
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (f)	1,430,000	1,495,324
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (f)	1,090,000	1,135,462
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (f)	925,000	959,835
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (f)	840,000	867,199
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (f)	420,000	432,156
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (f)	625,000	659,866
		22,498,136
Water & Sewer - 0.3%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	1,350,000	1,415,810
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	170,280
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	108,256
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	374,656
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	252,324
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	218,317
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	444,334
		2,983,977
TOTAL NEW YORK		78,725,663
North Carolina - 0.5%
Education - 0.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (f)	140,000	140,302
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	10,000	10,515
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	235,478
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	298,964
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	300,000	296,166
		830,608
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	3,340,000	3,534,801
TOTAL NORTH CAROLINA		4,516,226
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	790,000	555,011
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	160,000	156,615
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	555,000	536,033
		692,648
TOTAL NORTH DAKOTA		1,247,659
Ohio - 3.6%
Education - 0.2%
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,532,924
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2045 (h)	585,000	606,037
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	222,802
		2,361,763
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	555,016
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	180,903
		735,919
Escrowed/Pre-Refunded - 0.0%
Lancaster Port Auth OH Gas Rev Series 2019, 5% 2/1/2025	160,000	160,214
General Obligations - 0.4%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	255,000	255,341
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	148,934
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	227,155
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	318,751
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	217,765
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	415,884
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	351,268
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	292,748
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	519,542
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	527,908
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	117,020
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	173,071
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	208,837
		3,774,224
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	495,000	498,997
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2038	1,500,000	1,419,025
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	10,000	10,096
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	400,684
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	410,143
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	300,000	302,879
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	409,855
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	415,769
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	357,472
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	40,000	37,324
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	321,626
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	320,000	326,586
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2027	750,000	779,232
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	102,429
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	222,417
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	239,568
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	257,487
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	274,947
		6,786,536
Housing - 0.5%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,088
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,760,000	3,694,225
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	375,000	407,443
		4,111,756
Special Tax - 1.0%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,233,925
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	208,503
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	200,000	207,778
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	58,615
		8,708,821
Tobacco Bonds - 0.1%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	550,000	397,085
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	180,000	156,782
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	388,501
		942,368
Transportation - 0.4%
Cleveland OH Arpt Sys Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	145,000	145,006
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2025	800,000	814,864
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,345,484
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	78,410
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	206,212
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	600,000	631,869
		3,221,845
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	847,634
TOTAL OHIO		31,651,080
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	123,594
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	70,000	76,019
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (f)	200,000	202,146
TOTAL OKLAHOMA		401,759
Oregon - 0.3%
Health Care - 0.1%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	658,161
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	130,090
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	750,000	750,544
		880,634
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (f)	240,000	250,131
Port of Portland Arpt Rev 5% 7/1/2045 (f)	650,000	671,288
		921,419
TOTAL OREGON		2,460,214
Pennsylvania - 6.0%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	170,000	81,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	270,000	129,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	300,000	144,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	305,517
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (f)	410,000	429,032
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,152
Philadelphia PA Auth For Indl Dev Temple Univ Rev (Temple Univ, PA Proj.) Series 2015, 5% 4/1/2033	70,000	70,212
		1,170,113
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	835,000	911,225
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,089,553
		2,000,778
Escrowed/Pre-Refunded - 0.1%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2028 (Pre-refunded to 7/1/2027 at 100)	445,000	464,258
General Obligations - 0.5%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	899,667
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	323,251
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	467,404
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	523,038
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	472,824
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	226,507
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	171,805
Philadelphia PA Sch Dist 5% 9/1/2025	50,000	50,556
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	427,065
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	335,268
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	80,000	85,293
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	51,670
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	315,000	323,479
		4,357,827
Health Care - 0.7%
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	15,000	15,096
Doylestown PA Hosp Auth Hosp Series 2024, 5.375% 7/1/2039 (e)	2,575,000	2,782,299
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	38,515
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	505,936
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	432,147
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	101,214
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	95,000	96,871
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	294,011
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	173,678
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	178,001
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	770,967
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,396
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	47,900
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	108,527
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2025	200,000	201,305
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	85,000	87,140
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	135,000	137,305
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2043	185,000	187,817
		6,204,125
Housing - 1.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3% 10/1/2052	1,225,000	1,181,602
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	616,967
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (f)	1,160,000	1,198,239
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	469,980
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,070,008
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	742,776
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,121,857
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	518,195
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	488,485
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	510,466
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,074,203
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	805,000	776,580
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	502,306
		10,271,664
Transportation - 3.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	2,105,000	2,151,185
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (f)	1,280,000	1,304,473
Pennsylvania Turnpike Commission Series 2015 B, 5% 12/1/2045	265,000	266,891
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	947,349
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	669,001
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,085,365
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	8,056,224
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2041	1,215,000	1,228,304
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,114,423
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (f)	50,000	50,900
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (f)	595,000	629,409
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (f)	2,920,000	2,987,929
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (f)	4,020,000	4,155,287
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (f)	425,000	444,692
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (f)	1,000,000	1,061,781
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (f)	1,000,000	1,058,323
		27,211,536
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,101,814
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	70,000	72,983
		1,174,797
TOTAL PENNSYLVANIA		52,855,098
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	2,273,421	1,537,914
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,584,431
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	560,534
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	196,906
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,064,922
		4,944,707
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (e)	900,000	938,768
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	250,000	260,769
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	460,000	474,048
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	640,000	601,150
		2,274,735
TOTAL PUERTO RICO		7,219,442
Rhode Island - 0.7%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	493,148
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	602,940
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,069,513
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,212,178
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (f)	35,000	34,626
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (f)	730,000	764,000
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (f)	725,000	752,661
		4,929,066
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	356,723
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	306,290
		663,013
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	500,000	497,777
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	20,000	20,011
TOTAL RHODE ISLAND		6,109,867
South Carolina - 2.1%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	950,588
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2026	140,000	143,059
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	500,000	510,912
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,268
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	80,000	81,073
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,426,828
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	432,628
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	606,346
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	137,552
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	218,889
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,622,068
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	107,895
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	199,070
		5,501,588
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (f)	255,000	257,128
Health Care - 1.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,212,182
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,523,302
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,100,909
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	903,003
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	178,938
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	18,370
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	405,000	409,590
		9,346,294
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	35,000	35,073
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	235,000	255,414
		290,487
Transportation - 0.3%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	395,000	409,043
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (f)	1,475,000	1,563,105
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (f)	520,000	527,593
		2,499,741
TOTAL SOUTH CAROLINA		18,845,826
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	378,136
Tennessee - 1.0%
Education - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	974,142
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	862,393
		1,836,535
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,631,218
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	536,485
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	135,000	136,243
		672,728
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	485,000	475,545
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	225,000	219,348
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	52,408
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	56,333
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	119,732
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	135,000	134,424
		1,057,790
Transportation - 0.3%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (f)	450,000	458,160
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (f)	200,000	204,394
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (f)	1,315,000	1,341,559
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (f)	55,000	55,122
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (f)	655,000	685,691
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (f)	225,000	229,972
		2,974,898
TOTAL TENNESSEE		9,173,169
Texas - 5.4%
Education - 0.5%
Austin TX Cmty College Dst Rev 5% 8/1/2025	200,000	202,090
Austin TX Cmty College Dst Rev 5% 8/1/2026	200,000	205,936
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	538,486
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	500,000	438,865
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,200,000	1,015,856
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	346,275
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,051,040
		4,798,548
Electric Utilities - 0.2%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	784,250
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	765,365
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,163
		1,554,778
General Obligations - 1.1%
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	142,573
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	252,063
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	495,107
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	654,354
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	500,000	529,677
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,585,037
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	395,000	373,206
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	131,557
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2025	690,000	700,354
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	932,126
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,834
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	466,992
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,610,000	1,612,188
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	814,323
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	295,000	324,799
		10,040,190
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	207,722
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,449
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	324,745
		542,916
Housing - 0.2%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	465,000	472,796
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	965,000	1,050,495
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	119,975	103,656
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	105,000	103,609
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	60,000	60,176
		1,790,732
Special Tax - 0.3%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	2,380,000	2,274,587
Transportation - 2.2%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	775,000	786,330
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	689,711
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	698,571
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	589,196
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	907,962
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,172,195
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,168,631
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,035,077
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (f)	1,000,000	1,018,008
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (f)	200,000	204,095
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (f)	120,000	124,917
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	2,545,000	2,668,519
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (f)	320,000	322,930
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (f)	25,000	25,483
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	2,845,000	1,938,460
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,035,094
North TX Twy Auth Rev Series 2019 B, 5% 1/1/2025	85,000	85,004
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	796,485
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	272,628
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,199,190
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	982,948
Texas Transportation Commission 0% 8/1/2041 (g)	250,000	114,453
		18,835,887
Water & Sewer - 0.8%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	734,223
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,050,254
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	461,473
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	667,216
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	494,523
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,299,523
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,366,873
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	790,818
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,269
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	494,911
		7,365,083
TOTAL TEXAS		47,202,721
Utah - 0.2%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	142,652	115,909
Special Tax - 0.1%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	500,000	515,221
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (f)	385,000	392,354
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (f)	175,000	180,968
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (f)	310,000	339,170
		912,492
TOTAL UTAH		1,543,622
Vermont - 0.2%
Education - 0.2%
Vermont St Stud Assit Corp 5% 6/15/2026 (f)	620,000	630,305
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (f)	635,000	638,804
		1,269,109
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	262,000	253,112
TOTAL VERMONT		1,522,221
Virginia - 0.8%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	110,734
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2025	165,000	165,327
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	515,820
		791,881
General Obligations - 0.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	177,104
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,913,313
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,743,912
		3,834,329
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	317,644
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	747,096
Transportation - 0.2%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (f)	1,465,000	1,454,212
TOTAL VIRGINIA		7,145,162
Washington - 2.2%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	559,813
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	305,164
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	550,000	554,319
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (e)	740,000	789,823
		2,209,119
General Obligations - 0.4%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,206,501
Health Care - 0.1%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	98,269
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	255,000	261,846
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	777,123
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	5,000	5,018
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,123
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,240
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	100,690
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	100,000	92,294
		1,350,603
Housing - 0.6%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	232,395
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	200,000	190,690
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,846,188
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,030,543
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	528,391
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	536,084
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	992,123
		5,356,414
Special Tax - 0.5%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	299,811
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,296,507
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	130,000	103,108
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,563,947
		4,263,373
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (f)	350,000	358,767
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (f)	100,000	93,420
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (f)	365,000	367,667
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (f)	495,000	505,488
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (f)	305,000	315,587
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (f)	860,000	900,655
		2,541,584
TOTAL WASHINGTON		18,927,594
West Virginia - 0.0%
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	51,813
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	246,999
		298,812
TOTAL WEST VIRGINIA		298,812
Wisconsin - 1.6%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 3% 4/1/2025 (e)	115,000	114,545
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	95,000	97,086
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2043	95,000	94,226
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	160,000	155,749
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	208,960
		670,566
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	5,000	5,428
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	80,802
		86,230
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	265,000	197,768
New Richmond Wis Sch Dist 4% 4/1/2043	1,940,000	1,904,245
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,497,006
Wisconsin St Gen. Oblig. 5% 5/1/2032	1,430,000	1,519,716
		5,118,735
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	300,183
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	355,000	365,152
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	285,193
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	235,401
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	45,000	44,308
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	40,000	38,293
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (e)	30,000	28,180
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	63,422
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046 (Pre-refunded to 11/15/2046 at 100)	195,000	185,275
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	158,779
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	160,729
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	41,149
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	645,808
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	272,308
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	138,734
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2054	2,500,000	2,656,142
		5,619,056
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	150,000	146,167
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	55,000	54,270
		200,437
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	1,870,000	1,485,956
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	500,000	416,530
		1,902,486
TOTAL WISCONSIN		13,597,510
Wyoming - 0.1%
Housing - 0.1%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 12/1/2025 (f)	375,000	379,885
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 6/1/2025 (f)	700,000	704,035
		1,083,920
TOTAL WYOMING		1,083,920
TOTAL MUNICIPAL SECURITIES (Cost $820,009,718)		793,816,428

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $75,363,702)	3.99	75,348,633	75,363,702

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $895,373,420)	869,180,130
NET OTHER ASSETS (LIABILITIES) - 0.9%	7,866,950
NET ASSETS - 100.0%	877,047,080

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,701,007 or 1.2% of net assets.

(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	27,616,986	214,045,983	166,298,918	1,764,450	(350)	1	75,363,702	75,348,633	2.4%
Total	27,616,986	214,045,983	166,298,918	1,764,450	(350)	1	75,363,702	75,348,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	92,792,039	-	92,792,039	-
Electric Utilities	26,766,355	-	26,766,355	-
Escrowed/Pre-Refunded	2,643,545	-	2,643,545	-
General Obligations	220,462,305	-	220,462,305	-
Health Care	89,127,986	-	88,862,952	265,034
Housing	64,816,108	-	64,816,108	-
Industrial Development	9,116,795	-	9,116,795	-
Other	3,633,152	-	3,633,152	-
Special Tax	86,599,536	-	86,599,536	-
Tobacco Bonds	8,347,560	-	8,347,560	-
Transportation	163,346,904	-	163,346,904	-
Water & Sewer	26,164,143	-	26,164,143	-

Money Market Funds	75,363,702	75,363,702	-	-
Total Investments in Securities:	869,180,130	75,363,702	793,551,394	265,034
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $820,009,718)	$793,816,428
Fidelity Central Funds (cost $75,363,702)	75,363,702

Total Investment in Securities (cost $895,373,420)		$869,180,130
Cash		169,461
Receivable for fund shares sold		1,862,120
Interest receivable		9,876,329
Distributions receivable from Fidelity Central Funds		204,936
Other receivables		50
Total assets		881,293,026
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,124,172
Payable for fund shares redeemed	928,424
Distributions payable	2,193,350
Total liabilities		4,245,946
Net Assets		$877,047,080
Net Assets consist of:
Paid in capital		$911,893,039
Total accumulated earnings (loss)		(34,845,959)
Net Assets		$877,047,080
Net Asset Value, offering price and redemption price per share ($877,047,080 ÷ 89,446,186 shares)		$9.81
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$21,403,196
Income from Fidelity Central Funds		1,764,450
Total income		23,167,646
Expenses
Independent trustees' fees and expenses	$1,987
Legal	355
Proxy fee	2,253
Total expenses before reductions	4,595
Expense reductions	(196)
Total expenses after reductions		4,399
Net Investment income (loss)		23,163,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,862,523)
Fidelity Central Funds	(350)
Total net realized gain (loss)		(1,862,873)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,194,752)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(4,194,753)
Net gain (loss)		(6,057,626)
Net increase (decrease) in net assets resulting from operations		$17,105,621
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,163,247	$17,739,021
Net realized gain (loss)	(1,862,873)	(932,466)
Change in net unrealized appreciation (depreciation)	(4,194,753)	29,403,417
Net increase (decrease) in net assets resulting from operations	17,105,621	46,209,972
Distributions to shareholders	(22,759,179)	(17,380,630)

Share transactions
Proceeds from sales of shares	422,668,415	276,425,905
Reinvestment of distributions	128	146
Cost of shares redeemed	(243,694,917)	(210,149,477)

Net increase (decrease) in net assets resulting from share transactions	178,973,626	66,276,574
Total increase (decrease) in net assets	173,320,068	95,105,916

Net Assets
Beginning of period	703,727,012	608,621,096
End of period	$877,047,080	$703,727,012

Other Information
Shares
Sold	42,939,975	28,860,862
Issued in reinvestment of distributions	13	15
Redeemed	(24,767,325)	(22,022,436)
Net increase (decrease)	18,172,663	6,838,441

Financial Highlights
Fidelity Flex® Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$9.45	$10.56	$10.50	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.290	.259	.200	.173	.232
Net realized and unrealized gain (loss)	(.066)	.414	(1.111)	.068	.153
Total from investment operations	.224	.673	(.911)	.241	.385
Distributions from net investment income	(.283)	(.253)	(.199)	(.177)	(.235)
Distributions from net realized gain	(.001)	-	-	(.004)	-
Total distributions	(.284)	(.253)	(.199)	(.181)	(.235)
Net asset value, end of period	$9.81	$9.87	$9.45	$10.56	$10.50
Total Return C	2.31%	7.25%	(8.63)%	2.31%	3.79%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	.01%	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.95%	2.71%	2.07%	1.65%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$877,047	$703,727	$608,621	$643,945	$311,999
Portfolio turnover rate G	10%	5%	16%	5%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,741,234
Gross unrealized depreciation	(34,093,059)
Net unrealized appreciation (depreciation)	$(25,351,825)
Tax Cost	$894,531,955

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(9,494,135)
Net unrealized appreciation (depreciation) on securities and other investments	$(25,351,825)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,682,259)
Long-term	(6,811,876)
Total capital loss carryforward	$(9,494,135)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	$22,671,702	$17,380,630
Ordinary Income	$87,477	$-
Total	$22,759,179	$ 17,380,630

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	209,077,973	74,667,790
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Municipal Income Fund	2,764,744	-	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $196.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Flex Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 17.51% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9884856.107
XLI-ANN-0325
Fidelity® Pennsylvania Municipal Income Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Pennsylvania Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 93.5%
	Principal Amount (a)	Value ($)
New Jersey,Pennsylvania - 0.9%
Transportation - 0.9%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,063,679
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,381,839
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,063,709
		3,509,227
TOTAL NEW JERSEY,PENNSYLVANIA		3,509,227
Pennsylvania - 91.5%
Education - 17.6%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,643,164
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,352,495
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,205,538
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	708,872
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047	1,660,000	1,421,577
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	3,000,000	1,439,999
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2030	1,000,000	1,019,196
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	509,466
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	764,201
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2033	2,210,000	2,251,844
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2034	1,000,000	1,018,673
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,650,374
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2025	665,000	673,374
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,151,471
Montgomery Cnty PA Indl Dev Auth College Rev (Bryn Mawr College, PA Proj.) 5% 12/1/2036	2,670,000	2,757,233
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (b)	2,965,000	3,072,167
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (b)	2,895,000	3,008,984
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (b)	4,450,000	4,717,640
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (b)	5,200,000	5,521,498
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2033	2,200,000	2,220,607
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 4% 3/1/2037	1,150,000	1,156,427
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,050,059
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2038	1,055,000	1,103,020
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2039	1,000,000	1,043,066
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,540,067
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	5,000,000	5,012,309
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2035	1,750,000	1,758,403
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2036	1,500,000	1,500,910
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2037	1,255,000	1,245,620
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2038	1,000,000	985,682
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,566,333
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	568,135
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	641,151
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,163,841
		68,443,396
Electric Utilities - 3.7%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,536,733
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	511,732
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,273,863
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Municipal Corp Insured)	8,835,000	9,172,554
		14,494,882
General Obligations - 10.0%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	3,115,728
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	630,000	626,818
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,840,735
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	639,146
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	760,069
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	887,694
Parkland PA Sch Dist 3% 2/1/2035	665,000	644,490
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	316,911
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	395,423
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	447,671
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	315,000	293,830
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	356,412
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	796,902
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,524,498
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,175,823
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	8,015,345
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,111,795
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,307,413
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	1,999,993
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,317,481
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,056,603
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,052,689
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,031,040
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	364,723
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2014B 2, 5% 12/1/2025	335,000	335,499
		39,414,731
Health Care - 23.6%
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,039
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,139
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,155
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	710,145
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	685,095
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,173,667
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	234,904
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	208,188
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	208,140
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2032	350,000	351,024
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 5% 11/15/2028	840,000	851,146
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 5% 11/15/2030	685,000	693,457
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 5% 10/1/2035	2,125,000	2,198,369
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2034	1,275,000	1,295,369
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2035	1,000,000	1,014,607
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2036	625,000	633,326
Doylestown PA Hosp Auth Hosp 4% 7/1/2045	1,215,000	1,111,056
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	2,845,000	2,863,243
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	200,000	201,187
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,313,726
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,058,358
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	1,020,670
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,421,185
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,168,511
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,021,929
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2036	1,000,000	1,019,374
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2044	1,000,000	1,037,848
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	922,336
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	407,199
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	542,615
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,320,421
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2012B, 3.25% 7/1/2032	465,000	443,941
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2016 A, 3% 7/1/2036	410,000	369,091
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2037	125,000	125,155
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2038	85,000	85,124
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2049	5,100,000	4,634,703
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,192
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2036	2,910,000	3,060,876
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2044	5,000,000	5,157,817
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	3,675,000	3,780,137
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	100,000	102,861
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	308,145
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	361,645
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	425,762
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	271,205
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,563,772
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	750,000	749,964
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,068
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	997,764
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,532,804
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,495,107
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2035	1,400,000	1,388,520
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2036	1,200,000	1,186,573
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2037	1,000,000	985,037
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	232,883
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	244,119
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	4,107,726
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 3.8% 8/15/2054, LOC TD Bank NA VRDN (c)	4,000,000	4,000,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,875,000	2,942,311
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	450,000	497,867
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	425,000	468,230
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	631,931
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	874,873
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2036	400,000	442,549
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2037	500,000	550,859
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	549,505
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	678,026
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 3.75% 11/1/2061, LOC Bank of America NA VRDN (c)	2,000,000	2,000,000
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	4,350,000	4,366,179
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	998,659
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,315,150
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	204,994
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,165,081
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	518,187
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,040,467
		92,078,287
Housing - 7.5%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	324,663
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	552,721
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.8% 10/1/2035	1,080,000	1,040,392
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	1,300,000	942,729
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,344,014
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3.5% 4/1/2049	1,915,000	1,903,094
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025 (b)	370,000	372,271
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (b)	1,500,000	1,524,783
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	678,861
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	1,004,612
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	481,504
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (b)	2,410,000	2,528,014
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,057,086
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026 (b)	995,000	1,007,585
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	106,306
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (b)	2,400,000	2,506,881
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 130A, 4% 10/1/2049	495,000	494,618
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	775,000	769,760
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,305,000	979,753
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2025	220,000	222,566
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	287,918
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	234,990
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	274,946
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	390,553
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2025	200,000	200,868
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	244,769
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	233,188
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	262,626
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	329,676
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	6,027,008
		29,328,755
Resource Recovery - 2.8%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	10,845,000	10,915,757
Special Tax - 1.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,315,290
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	518,324
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	517,722
		4,351,336
Transportation - 16.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (b)	12,000,000	12,263,285
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (d)	5,500,000	5,854,266
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,213,368
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,244,677
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	3,895,794
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,860,763
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	1,003,208
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	1,000,254
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,489,279
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,000,000	2,119,631
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	5,040,053
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (d)	410,000	424,852
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (d)	2,500,000	2,634,864
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2043	8,750,000	9,597,248
Philadelphia PA Airport Rev 5% 7/1/2031 (b)	1,000,000	1,024,940
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (b)	1,000,000	1,011,765
		62,678,247
Water & Sewer - 9.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,132,580
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055	1,750,000	1,861,406
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,734,741
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,587,881
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,321,327
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,416,140
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,509,072
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054	10,000,000	10,860,419
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	3,600,000	3,753,392
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,050,327
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	408,717
		35,636,002
TOTAL PENNSYLVANIA		357,341,393
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	1,225,367	828,931
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	145,000	150,270
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	468,703
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,142,807
		2,590,711
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (e)	1,155,000	887,761
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	655,000	675,004
TOTAL PUERTO RICO		4,153,476
TOTAL MUNICIPAL SECURITIES (Cost $377,087,884)		365,004,096

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $21,468,220)	3.99	21,463,927	21,468,220

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $398,556,104)	386,472,316
NET OTHER ASSETS (LIABILITIES) - 1.0%	4,061,431
NET ASSETS - 100.0%	390,533,747

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,004 or 0.2% of net assets.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	3,849,000	101,290,272	83,670,819	275,965	(233)	-	21,468,220	21,463,927	0.7%
Total	3,849,000	101,290,272	83,670,819	275,965	(233)	-	21,468,220	21,463,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	68,443,396	-	68,443,396	-
Electric Utilities	14,494,882	-	14,494,882	-
General Obligations	42,005,442	-	42,005,442	-
Health Care	92,078,287	-	92,078,287	-
Housing	29,328,755	-	29,328,755	-
Resource Recovery	10,915,757	-	10,915,757	-
Special Tax	5,239,097	-	5,239,097	-
Transportation	66,187,474	-	66,187,474	-
Water & Sewer	36,311,006	-	36,311,006	-

Money Market Funds	21,468,220	21,468,220	-	-
Total Investments in Securities:	386,472,316	21,468,220	365,004,096	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $377,087,884)	$365,004,096
Fidelity Central Funds (cost $21,468,220)	21,468,220

Total Investment in Securities (cost $398,556,104)		$386,472,316
Cash		100,000
Receivable for fund shares sold		580,102
Interest receivable		4,409,725
Distributions receivable from Fidelity Central Funds		65,101
Prepaid expenses		345
Other receivables		39
Total assets		391,627,628
Liabilities
Payable for fund shares redeemed	$466,797
Distributions payable	430,532
Accrued management fee	145,337
Other payables and accrued expenses	51,215
Total liabilities		1,093,881
Net Assets		$390,533,747
Net Assets consist of:
Paid in capital		$407,855,437
Total accumulated earnings (loss)		(17,321,690)
Net Assets		$390,533,747
Net Asset Value, offering price and redemption price per share ($390,533,747 ÷ 37,291,600 shares)		$10.47
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$13,192,633
Income from Fidelity Central Funds		275,965
Total income		13,468,598
Expenses
Management fee	$1,694,833
Transfer agent fees	65,670
Accounting fees and expenses	17,268
Custodian fees and expenses	6,165
Independent trustees' fees and expenses	1,038
Registration fees	26,368
Audit fees	54,897
Legal	10,103
Miscellaneous	1,396
Total expenses before reductions	1,877,738
Expense reductions	(9,563)
Total expenses after reductions		1,868,175
Net Investment income (loss)		11,600,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	140,239
Fidelity Central Funds	(233)
Total net realized gain (loss)		140,006
Change in net unrealized appreciation (depreciation) on investment securities		(4,281,678)
Net gain (loss)		(4,141,672)
Net increase (decrease) in net assets resulting from operations		$7,458,751
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,600,423	$11,154,986
Net realized gain (loss)	140,006	(3,848,915)
Change in net unrealized appreciation (depreciation)	(4,281,678)	17,144,301
Net increase (decrease) in net assets resulting from operations	7,458,751	24,450,372
Distributions to shareholders	(11,388,411)	(10,991,793)

Share transactions
Proceeds from sales of shares	69,050,954	95,418,253
Reinvestment of distributions	6,383,603	6,257,235
Cost of shares redeemed	(85,675,411)	(117,452,279)

Net increase (decrease) in net assets resulting from share transactions	(10,240,854)	(15,776,791)
Total increase (decrease) in net assets	(14,170,514)	(2,318,212)

Net Assets
Beginning of period	404,704,261	407,022,473
End of period	$390,533,747	$404,704,261

Other Information
Shares
Sold	6,568,466	9,413,921
Issued in reinvestment of distributions	608,178	610,459
Redeemed	(8,145,105)	(11,587,825)
Net increase (decrease)	(968,461)	(1,563,445)

Financial Highlights
Fidelity® Pennsylvania Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.22	$11.59	$11.59	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.305	.284	.255	.251	.275
Net realized and unrealized gain (loss)	(.115)	.355	(1.372)	.013	.209
Total from investment operations	.190	.639	(1.117)	.264	.484
Distributions from net investment income	(.299)	(.279)	(.253)	(.251)	(.272)
Distributions from net realized gain	(.001)	-	-	(.013)	(.012)
Total distributions	(.300)	(.279)	(.253)	(.264)	(.284)
Net asset value, end of period	$10.47	$10.58	$10.22	$11.59	$11.59
Total Return C	1.82%	6.38%	(9.66)%	2.30%	4.32%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.50%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.48%	.49%
Expenses net of all reductions	.47%	.49%	.49%	.48%	.48%
Net investment income (loss)	2.90%	2.76%	2.41%	2.16%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$390,534	$404,704	$407,022	$554,947	$535,587
Portfolio turnover rate F	17%	21%	7%	5%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Pennsylvania Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Pennsylvania.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,329,479
Gross unrealized depreciation	(15,002,546)
Net unrealized appreciation (depreciation)	$(11,673,067)
Tax Cost	$398,145,383

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$183,919
Undistributed ordinary income	$6,051
Capital loss carryforward	$(5,838,591)
Net unrealized appreciation (depreciation) on securities and other investments	$(11,673,067)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,277,227)
Long-term	(4,561,364)
Total capital loss carryforward	$(5,838,591)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31. 2023
Tax-exempt Income	$11,350,843	$10,991,793
Ordinary Income	$37,568	$-
Total	$11,388,411	$ 10,991,793

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	64,505,855	93,281,622
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0981% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.0258

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Pennsylvania Municipal Income Fund	640
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $70.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $9,493.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Pennsylvania Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Pennsylvania Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 16.95% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Pennsylvania Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540037.127
PFR-ANN-0325
Fidelity® Minnesota Municipal Income Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Minnesota Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 98.8%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,039,903
Minnesota - 97.3%
Education - 10.9%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,563,356
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,033,422
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2034	530,000	545,205
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	6,049,176
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2025	180,000	179,624
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	189,193
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	193,731
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	474,967
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	280,629
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	195,866
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	437,720
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	665,735
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	716,599
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	212,867
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	610,367
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2034	440,000	455,229
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2035	555,000	573,405
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	643,772
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	363,477
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2025	175,000	175,189
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2026	100,000	100,928
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	155,097
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	260,204
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2032	140,000	145,724
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	404,476
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	154,715
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	128,502
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	128,265
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	102,056
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2015 8 J, 5% 3/1/2027	500,000	501,355
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,424,999
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	401,905
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2025	585,000	587,092
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	605,887
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	687,039
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	468,885
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	500,000	507,418
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,174,412
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,576,498
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,550,368
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	918,193
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) Series 8 G, 5% 12/1/2031	1,000,000	1,013,775
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) 5% 4/1/2028	920,000	939,813
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	427,760
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2040	1,000,000	1,048,275
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022A, 5% 10/1/2047	1,880,000	1,957,417
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022A, 5% 10/1/2052	1,000,000	1,036,595
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	3,000,000	3,096,170
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	2,900,000	3,058,589
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,364,993
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,307,575
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (c)	3,600,000	3,820,104
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	675,000	675,000
University MN (University MN Proj.) Series 2020A, 5% 11/1/2045	3,050,000	3,241,896
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,115,199
		57,646,708
Electric Utilities - 4.3%
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,014,018
Chaska Minn Elec Rev 5% 10/1/2029	785,000	794,639
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,003,272
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	232,460
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	412,457
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,025,990
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	509,032
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	936,983
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	529,548
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	356,392
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	413,004
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	489,091
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	533,859
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,133,935
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	500,000	546,922
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	345,000	374,163
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	389,996
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2030	1,650,000	1,775,589
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2031	2,175,000	2,367,987
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	98,225
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	340,000	306,771
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	469,313
Southern Minnesota Municipal Power Agency 0% 1/1/2026 (National Public Finance Guarantee Corporation Insured) (d)	3,320,000	3,197,537
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2034	1,695,000	1,724,950
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2036	1,000,000	1,016,585
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,230,000	1,343,798
		22,996,516
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	537,454
General Obligations - 36.9%
Albany MN Indpt Sch Dst 745 4.125% 2/1/2041 (Minnesota St Guaranteed)	1,130,000	1,145,645
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2025	1,015,000	1,016,231
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,286,649
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,346,703
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,416,757
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,801,940
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	864,530
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,129,800
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	926,728
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	960,971
Dassel Cokato Minn Indpt Sch Dist No 466 4% 2/1/2041 (Minnesota St Guaranteed)	415,000	416,172
Dassel Cokato Minn Indpt Sch Dist No 466 4% 2/1/2042 (Minnesota St Guaranteed)	750,000	745,969
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,067,909
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,102,205
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,092,965
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	452,194
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	465,211
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2036	490,000	482,668
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,045,393
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2040	1,115,000	1,122,274
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2042	1,205,000	1,206,668
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,094,219
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2036 (Minnesota St Guaranteed)	915,000	945,109
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,820,200
Elk River MN Indp Sch Dist 728 Series 2020 A, 4% 2/1/2031 (Minnesota St Guaranteed)	2,120,000	2,186,328
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2037	1,480,000	1,659,723
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2038	1,525,000	1,702,855
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	284,175
Hawley MN Indpt Sch Dist No150 5% 2/1/2039 (Minnesota St Guaranteed)	620,000	659,023
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2044	3,000,000	3,345,938
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,268,496
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	481,608
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	944,647
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	951,176
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,160,915
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,471,024
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,301,753
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	3,038,712
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	3,044,928
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,403,623
Le Sueur-Henderson Minn Indpt Sch Dist No 2397 Series 2022A, 4.5% 2/1/2042 (Minnesota St Guaranteed)	2,495,000	2,581,722
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	575,823
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	628,662
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,587,164
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	803,334
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,219,860
Minneapolis Minn Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	344,787
Minneapolis Special School District No 1 5% 2/1/2034 (Minnesota St Guaranteed)	850,000	952,006
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,297,538
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,357,985
Minneapolis Special School District No 1 5% 2/1/2043 (Minnesota St Guaranteed)	1,320,000	1,423,927
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,691,001
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,438,517
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,637,027
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,050,422
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	947,736
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,350,846
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,788,770
Minneapolis Special School District No 1 Series 2020C, 4% 2/1/2038 (Minnesota St Guaranteed)	1,665,000	1,689,954
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,266,458
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,320,089
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,706,471
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,781,627
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2042 (Minnesota St Guaranteed)	1,745,000	1,865,226
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,237
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,000,977
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,000,876
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,026,792
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	7,000,000	7,048,488
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,754,876
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	392,933
Minnesota St Gen. Oblig. Series 2017 D, 3% 10/1/2029	5,000,000	4,906,635
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,704,607
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	8,000,000	8,077,818
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	2,000,000	2,095,725
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	3,028,254
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,084,800
Moorhead Minn Isd No 152 Series 2020A, 4% 2/1/2031 (Minnesota St Guaranteed)	2,015,000	2,074,443
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	266,960
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,954,911
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,952,663
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	206,534
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,030,686
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,689,728
Northfield Minn Gen. Oblig. 2% 2/1/2029	250,000	235,050
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,000,744
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	1,927,495
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,399,695
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,429,980
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	739,537
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	833,871
Ramsey Minn Gen. Oblig. 5% 12/15/2032	775,000	882,862
Ramsey Minn Gen. Oblig. 5% 12/15/2033	565,000	639,727
Ramsey Minn Gen. Oblig. 5% 12/15/2034	455,000	513,031
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	924,626
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	260,000	243,505
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	820,692
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	985,153
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,001,213
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	958,033
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,394,935
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	869,592
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,136,321
Roseville MN Isd No 623 Series 2018A, 5% 2/1/2029 (Minnesota St Guaranteed)	5,180,000	5,387,932
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,304,897
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	281,390
St Paul Minn Indpt Sch Dist No625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,583,825
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	539,740
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	248,981
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	1,012,904
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	824,789
Watertown Minn Isd No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (d)	1,000,000	850,122
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,991,677
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,989,493
White Bear Lk MN Indpt SD 624 4% 2/1/2032 (Minnesota St Guaranteed)	4,795,000	4,983,810
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2031 (Minnesota St Guaranteed)	1,860,000	1,841,527
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,092,357
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,720,042
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,785,591
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,251,163
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,335,206
		195,428,437
Health Care - 28.0%
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) 5% 11/1/2025	250,000	250,059
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) 5% 11/1/2026	500,000	500,118
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) 5% 11/1/2027	920,000	920,219
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031 (f)	210,000	230,661
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032 (f)	275,000	303,941
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033 (f)	315,000	349,766
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034 (f)	305,000	339,990
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035 (f)	320,000	354,502
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036 (f)	335,000	369,088
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037 (f)	280,000	307,307
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038 (f)	370,000	404,497
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039 (f)	385,000	418,656
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	552,851
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	563,150
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,159,193
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2038	400,000	405,305
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	251,505
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2025	565,000	566,200
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	367,956
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	985,535
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,105,228
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,333,586
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2033	1,170,000	1,285,478
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2047	2,500,000	2,687,143
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2052	1,250,000	1,339,333
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	1,500,000	1,529,329
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,030,000	1,949,434
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	790,082
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,250,000	1,186,227
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2025	215,000	216,625
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	699,274
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,506,983
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,305,828
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,004,229
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,372,036
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,433,185
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,981,279
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,021,674
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	918,619
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	591,372
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	508,838
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,409,526
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,383,351
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,769,829
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,250,044
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2040	8,860,000	8,730,252
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	11,445,000	12,212,046
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Municipal Corp Insured)	850,000	857,272
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,213,895
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2034	3,350,000	3,461,843
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2035	2,500,000	2,578,364
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2036	2,500,000	2,574,079
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2049	4,935,000	4,958,131
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.85% 11/15/2048, LOC Bank of America NA VRDN (b)	13,600,000	13,600,001
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,875,869
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,517,363
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2033	1,220,000	1,392,678
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,694,880
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2025	1,345,000	1,346,235
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2026	1,575,000	1,575,887
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2028	1,000,000	1,000,453
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2034	1,065,000	1,065,220
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(e)	2,900,000	2,893,281
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2035	1,000,000	1,122,160
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	647,925
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,075,576
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	4,000,000	4,176,087
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	95,000	87,570
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	474,267
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	669,669
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	867,533
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2033	3,410,000	3,492,389
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	679,967
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	5,000,000	5,027,437
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2030	5,015,000	5,042,194
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	290,371
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	304,189
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	409,841
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	429,845
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	400,166
Wadena Minn Rev Series 2024 A, 5% 12/1/2033 (Centracare Health System Guaranteed)	385,000	424,493
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,997,074
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	501,273
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	1,001,041
		147,847,847
Housing - 10.8%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (b)	3,250,000	3,237,448
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,527,284	2,162,895
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,849,135	5,337,163
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,274,194
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	950,000	932,067
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	5,645,000	5,597,896
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,810,000	2,780,056
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	2,005,000	2,017,167
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	2,250,000	2,376,665
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,002,358
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	3,320,000	3,253,998
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	2,705,000	2,646,088
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	1,450,000	1,416,645
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (c)	830,000	686,005
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	1,000,000	976,450
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,825,000	2,967,402
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	980,000	1,044,687
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,945,000	2,102,785
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	1,530,000	1,522,814
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	663,092
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,438,421
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,300,849
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,995,000	6,506,942
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	694,298	626,677
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,477,185	1,181,668
Minnesota St Hsg Fin Agy Homeownership Fin Series 2020 B, 2.35% 6/1/2050	603,909	479,736
		57,532,168
Other - 0.9%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2025	565,000	567,706
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	508,239
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,036,522
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	650,221
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	728,752
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,457,083
		4,948,523
Transportation - 5.1%
Minneapolis Met Airport Commis 5% 1/1/2027 (c)	350,000	358,985
Minneapolis Met Airport Commis 5% 1/1/2028 (c)	430,000	440,088
Minneapolis Met Airport Commis 5% 1/1/2029 (c)	225,000	230,199
Minneapolis Met Airport Commis 5% 1/1/2030 (c)	480,000	490,478
Minneapolis Met Airport Commis 5% 1/1/2031 (c)	200,000	204,325
Minneapolis Met Airport Commis 5% 1/1/2032 (c)	200,000	204,193
Minneapolis Met Airport Commis 5% 1/1/2033 (c)	220,000	224,437
Minneapolis Met Airport Commis 5% 1/1/2034 (c)	225,000	229,309
Minneapolis Met Airport Commis 5% 1/1/2035 (c)	225,000	229,040
Minneapolis Met Airport Commis 5% 1/1/2036 (c)	220,000	223,631
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,275,000	4,424,090
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,375,000	2,456,871
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,998,019
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (c)	1,780,000	1,750,448
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (c)	1,600,000	1,649,128
Minneapolis Met Airport Commis Series 2023A, 5% 1/1/2035	900,000	1,003,105
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (c)	3,000,000	3,197,908
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (c)	6,490,000	6,869,785
		27,184,039
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	818,158
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	1,007,335
		1,825,493
TOTAL MINNESOTA		515,947,185
Puerto Rico - 1.3%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,705,673	1,153,846
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	196,906
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	633,814
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,552,905
		3,537,471
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	98,241
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	76,826
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	969,345
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	600,695
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	380,000	404,938
		2,150,045
Housing - 0.2%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,225,000	1,279,851
TOTAL PUERTO RICO		6,967,367
TOTAL MUNICIPAL SECURITIES (Cost $536,716,356)		523,954,455

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $536,716,356)	523,954,455
NET OTHER ASSETS (LIABILITIES) - 1.2%	6,605,291
NET ASSETS - 100.0%	530,559,746

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,893,281 or 0.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	57,646,708	-	57,646,708	-
Electric Utilities	24,036,419	-	24,036,419	-
Escrowed/Pre-Refunded	537,454	-	537,454	-
General Obligations	198,965,908	-	198,965,908	-
Health Care	149,997,892	-	149,997,892	-
Housing	58,812,019	-	58,812,019	-
Other	4,948,523	-	4,948,523	-
Transportation	27,184,039	-	27,184,039	-
Water & Sewer	1,825,493	-	1,825,493	-

Total Investments in Securities:	523,954,455	-	523,954,455	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $536,716,356):		$523,954,455
Cash		4,254,122
Receivable for fund shares sold		563,876
Interest receivable		6,641,186
Prepaid expenses		467
Other receivables		775
Total assets		535,414,881
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,067,000
Payable for fund shares redeemed	1,020,681
Distributions payable	506,528
Accrued management fee	201,955
Other payables and accrued expenses	58,971
Total liabilities		4,855,135
Net Assets		$530,559,746
Net Assets consist of:
Paid in capital		$555,983,735
Total accumulated earnings (loss)		(25,423,989)
Net Assets		$530,559,746
Net Asset Value, offering price and redemption price per share ($530,559,746 ÷ 48,226,188 shares)		$11.00
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$18,052,120
Expenses
Management fee	$2,365,289
Transfer agent fees	103,679
Accounting fees and expenses	22,696
Custodian fees and expenses	7,431
Independent trustees' fees and expenses	1,424
Registration fees	37,714
Audit fees	54,907
Legal	8,649
Miscellaneous	2,595
Total expenses before reductions	2,604,384
Expense reductions	(18,831)
Total expenses after reductions		2,585,553
Net Investment income (loss)		15,466,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,937,879)
Total net realized gain (loss)		(3,937,879)
Change in net unrealized appreciation (depreciation) on investment securities		(4,951,233)
Net gain (loss)		(8,889,112)
Net increase (decrease) in net assets resulting from operations		$6,577,455
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,466,567	$13,591,321
Net realized gain (loss)	(3,937,879)	(6,678,499)
Change in net unrealized appreciation (depreciation)	(4,951,233)	19,893,997
Net increase (decrease) in net assets resulting from operations	6,577,455	26,806,819
Distributions to shareholders	(14,430,016)	(13,432,199)

Share transactions
Proceeds from sales of shares	86,863,090	153,854,585
Reinvestment of distributions	8,439,448	8,080,739
Cost of shares redeemed	(117,161,665)	(187,906,039)

Net increase (decrease) in net assets resulting from share transactions	(21,859,127)	(25,970,715)
Total increase (decrease) in net assets	(29,711,688)	(12,596,095)

Net Assets
Beginning of period	560,271,434	572,867,529
End of period	$530,559,746	$560,271,434

Other Information
Shares
Sold	7,840,624	14,214,139
Issued in reinvestment of distributions	763,304	743,064
Redeemed	(10,586,019)	(17,409,872)
Net increase (decrease)	(1,982,091)	(2,452,669)

Financial Highlights
Fidelity® Minnesota Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$10.88	$12.01	$12.18	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.313	.259	.230	.227	.251
Net realized and unrealized gain (loss)	(.181)	.277	(1.126)	(.143)	.296
Total from investment operations	.132	.536	(.896)	.084	.547
Distributions from net investment income	(.291)	(.256)	(.229)	(.222)	(.251)
Distributions from net realized gain	(.001)	-	(.005)	(.032)	(.026)
Total distributions	(.292)	(.256)	(.234)	(.254)	(.277)
Net asset value, end of period	$11.00	$11.16	$10.88	$12.01	$12.18
Total Return C	1.20%	5.02%	(7.47)%	.70%	4.65%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.47%	.50%	.50%	.49%	.49%
Expenses net of all reductions	.47%	.50%	.50%	.48%	.49%
Net investment income (loss)	2.83%	2.38%	2.07%	1.88%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$530,560	$560,271	$572,868	$699,070	$673,488
Portfolio turnover rate F	26%	19%	17%	7%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,697,639
Gross unrealized depreciation	(15,236,398)
Net unrealized appreciation (depreciation)	$(11,538,759)
Tax Cost	$535,493,214

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$331,187
Capital loss carryforward	$(14,216,414)
Net unrealized appreciation (depreciation) on securities and other investments	$(11,538,759)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(832,105)
Long-term	(13,384,309)
Total capital loss carryforward	$(14,216,414)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	14,381,456	$13,432,199
Ordinary Income	$48,560	$-
Total	$14,430,016	$ 13,432,199

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	135,776,796	144,567,724
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .1119% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Minnesota Municipal Income Fund	.0245

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Minnesota Municipal Income Fund	882

6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,685.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $13,146.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Minnesota Municipal Income Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Minnesota Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 4.39% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Minnesota Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.539899.127
MNF-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025